UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

	FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2017 (unaudited)
Franklin Adjustable U.S. Government Securities Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 96.2%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 23.2%
FHLMC, 2.662%, 9/01/35	$8,883,021	$9,201,023
FHLMC, 2.865%, 12/01/35.	4,884,048	5,151,793
FHLMC, 2.908%, 6/01/37	4,748,324	5,013,159
FHLMC, 1.833% - 2.932%, 2/01/18 - 4/01/37	10,051,126	10,532,469
FHLMC, 2.974%, 3/01/35	5,271,173	5,546,300
FHLMC, 2.958% - 3.004%, 8/01/33 - 12/01/37	8,948,852	9,397,165
FHLMC, 3.004%, 4/01/34	9,667,088	10,172,954
FHLMC, 3.005% - 3.049%, 1/01/36 - 3/01/37	9,085,014	9,564,043
FHLMC, 3.101%, 1/01/36	5,002,639	5,201,313
FHLMC, 3.052% - 3.197%, 4/01/34 - 11/01/36	9,741,858	10,275,104
FHLMC, 3.199% - 3.271%, 11/01/35 - 11/01/41	9,636,006	10,126,523
FHLMC, 3.28% - 3.316%, 4/01/36 - 5/01/38	10,063,367	10,548,036
FHLMC, 3.324%, 12/01/35.	4,485,430	4,705,678
FHLMC, 3.332%, 2/01/36	4,476,592	4,713,904
FHLMC, 3.351%, 9/01/37	30,850,115	32,509,643
FHLMC, 3.386%, 11/01/37.	5,710,753	5,998,283
FHLMC, 3.329% - 3.399%, 1/01/36 - 10/01/38	8,752,287	9,218,873
FHLMC, 3.436%, 12/01/35.	4,931,969	5,161,740
FHLMC, 3.455%, 11/01/35.	4,371,269	4,613,004
FHLMC, 3.42% - 3.488%, 10/01/36 - 5/01/40	8,821,339	9,281,401
FHLMC, 3.514%, 10/01/41.	6,296,601	6,621,216
FHLMC, 3.522%, 7/01/35	12,004,199	12,671,461
FHLMC, 3.49% - 3.53%, 12/01/34 - 4/01/40	8,876,346	9,331,555
FHLMC, 3.54% - 3.563%, 6/01/35 - 3/01/38	8,152,962	8,614,700
FHLMC, 3.616%, 1/01/37	4,859,922	5,177,631
FHLMC, 3.648%, 6/01/37	10,942,156	11,563,474
FHLMC, 3.702%, 11/01/40.	5,725,523	6,017,999
FHLMC, 3.581% - 4.231%, 8/01/34 - 6/01/36	9,133,581	9,759,435
		246,689,879
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 72.9%
FNMA, 1.498% - 2.095%, 9/01/17 - 11/01/44	10,397,168	10,545,071
FNMA, 2.125% - 2.488%, 10/01/17 - 2/01/43	10,228,737	10,503,686
FNMA, 2.49% - 2.60%, 11/01/17 - 8/01/37	10,155,882	10,514,546
FNMA, 2.60% - 2.711%, 6/01/18 - 10/01/37	10,054,477	10,472,557
FNMA, 2.712% - 2.758%, 9/01/17 - 2/01/38	9,603,525	10,030,335
FNMA, 2.758% - 2.794%, 10/01/18 - 10/01/37	10,159,365	10,613,915
FNMA, 2.794% - 2.827%, 3/01/20 - 5/01/37	10,028,035	10,464,975
FNMA, 2.838%, 3/01/38	6,260,321	6,601,044
FNMA, 2.866%, 1/01/36	4,862,345	5,031,719
FNMA, 2.827% - 2.867%, 11/01/17 - 7/01/40	10,081,692	10,545,481
FNMA, 2.887%, 12/01/34	8,070,465	8,402,760
FNMA, 2.868% - 2.892%, 8/01/19 - 1/01/38	6,718,211	7,016,627
FNMA, 2.892% - 2.903%, 5/01/25 - 1/01/38	8,955,151	9,335,143
FNMA, 2.904% - 2.92%, 4/01/19 - 2/01/39	8,976,079	9,380,689
FNMA, 2.92%, 3/01/35	4,342,633	4,531,350
FNMA, 2.92% - 2.925%, 11/01/20 - 4/01/38	7,208,929	7,528,425
FNMA, 2.925% - 2.937%, 4/01/18 - 9/01/39	9,345,879	9,752,744
FNMA, 2.943%, 1/01/38	7,011,621	7,325,958
FNMA, 2.938% - 2.952%, 2/01/19 - 7/01/38	9,899,448	10,335,564
FNMA, 2.952% - 2.972%, 5/01/19 - 5/01/38	9,794,353	10,257,957
FNMA, 2.977%, 6/01/36	5,991,460	6,293,897

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.972% - 2.99%, 7/01/18 - 7/01/38	$7,680,322	$8,071,373
FNMA, 2.994%, 2/01/36	10,639,896	11,093,277
FNMA, 2.997%, 10/01/35	4,821,665	5,068,718
FNMA, 2.992% - 3.012%, 9/01/18 - 12/01/43	9,945,374	10,406,148
FNMA, 3.012% - 3.027%, 2/01/25 - 10/01/41	10,115,066	10,596,452
FNMA, 3.027% - 3.046%, 1/01/21 - 7/01/38	9,429,589	9,899,956
FNMA, 3.049%, 5/01/36	24,537,415	25,836,292
FNMA, 3.052%, 2/01/36	6,346,980	6,669,811
FNMA, 3.046% - 3.066%, 4/01/24 - 8/01/40	9,611,549	10,059,584
FNMA, 3.068% - 3.083%, 3/01/19 - 5/01/39	9,955,395	10,445,554
FNMA, 3.094%, 11/01/34	6,286,650	6,610,025
FNMA, 3.096%, 3/01/37	6,591,567	6,902,312
FNMA, 3.084% - 3.102%, 4/01/18 - 5/01/38	10,040,250	10,549,760
FNMA, 3.102% - 3.124%, 10/01/18 - 11/01/37	9,962,477	10,446,745
FNMA, 3.135%, 5/01/39	8,915,786	9,321,105
FNMA, 3.124% - 3.148%, 11/01/17 - 9/01/40	10,024,024	10,530,873
FNMA, 3.156%, 11/01/35	4,242,692	4,464,843
FNMA, 3.148% - 3.165%, 12/01/28 - 3/01/38	10,153,183	10,598,727
FNMA, 3.178%, 11/01/34	6,680,966	7,041,383
FNMA, 3.165% - 3.182%, 10/01/24 - 10/01/40	10,059,900	10,498,260
FNMA, 3.185% - 3.20%, 5/01/24 - 1/01/40	10,021,763	10,475,793
FNMA, 3.20% - 3.21%, 9/01/25 - 4/01/38.	9,852,371	10,351,276
FNMA, 3.21% - 3.222%, 6/01/27 - 3/01/42	8,934,390	9,346,936
FNMA, 3.224%, 2/01/36	6,583,546	6,908,000
FNMA, 3.222% - 3.231%, 11/01/32 - 12/01/39	10,090,633	10,549,336
FNMA, 3.231% - 3.258%, 7/01/18 - 11/01/41	8,353,593	8,771,937
FNMA, 3.275%, 9/01/36	4,865,574	5,118,008
FNMA, 3.278%, 3/01/35	9,985,090	10,519,228
FNMA, 3.259% - 3.279%, 1/01/26 - 7/01/42	9,893,221	10,400,415
FNMA, 3.28% - 3.29%, 12/01/30 - 3/01/41	8,786,143	9,235,391
FNMA, 3.29% - 3.296%, 2/01/33 - 8/01/38	9,267,538	9,738,206
FNMA, 3.306%, 4/01/34	25,281,252	26,599,595
FNMA, 3.297% - 3.312%, 10/01/18 - 2/01/39	10,017,580	10,510,587
FNMA, 3.324%, 2/01/43	5,172,421	5,441,890
FNMA, 3.327%, 1/01/39	7,236,028	7,623,900
FNMA, 3.312% - 3.329%, 12/01/21 - 4/01/38	8,425,486	8,835,295
FNMA, 3.332%, 9/01/37	4,429,716	4,665,157
FNMA, 3.33% - 3.348%, 3/01/24 - 8/01/39	9,200,777	9,682,613
FNMA, 3.354%, 9/01/40	4,235,885	4,453,977
FNMA, 3.348% - 3.365%, 11/01/27 - 8/01/40	9,458,745	9,954,630
FNMA, 3.365% - 3.366%, 5/01/35 - 4/01/40	9,033,843	9,512,583
FNMA, 3.368%, 9/01/39	4,782,354	5,039,799
FNMA, 3.367% - 3.373%, 7/01/33 - 3/01/40	9,328,220	9,841,560
FNMA, 3.38%, 7/01/40	6,340,240	6,667,167
FNMA, 3.373% - 3.381%, 3/01/27 - 1/01/39	10,042,331	10,592,176
FNMA, 3.382% - 3.405%, 6/01/19 - 1/01/42	9,752,483	10,242,029
FNMA, 3.406% - 3.425%, 5/01/19 - 7/01/42	9,739,894	10,239,572
FNMA, 3.436%, 1/01/36	6,200,408	6,549,797
FNMA, 3.428% - 3.442%, 6/01/24 - 1/01/41	9,616,745	10,129,537
FNMA, 3.445%, 1/01/36	5,503,839	5,808,199
FNMA, 3.444% - 3.447%, 6/01/28 - 2/01/41	8,066,185	8,504,577
FNMA, 3.449% - 3.46%, 1/01/19 - 6/01/36	7,612,578	8,026,051

|2

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Adjustable U.S. Government Securities Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.461% - 3.47%, 10/01/21 - 2/01/37	$8,903,769	$9,389,677
FNMA, 3.474%, 8/01/35	4,422,057	4,671,659
FNMA, 3.481%, 1/01/37	6,955,614	7,373,597
FNMA, 3.47% - 3.495%, 9/01/26 - 5/01/37	9,912,572	10,428,475
FNMA, 3.501%, 3/01/41	8,011,102	8,416,966
FNMA, 3.538%, 5/01/40	6,240,098	6,559,002
FNMA, 3.495% - 3.547%, 11/01/23 - 3/01/38	8,830,558	9,304,119
FNMA, 3.55% - 3.572%, 12/01/23 - 3/01/47	9,711,760	10,264,526
FNMA, 3.577% - 3.605%, 5/01/25 - 5/01/48	9,906,481	10,459,697
FNMA, 3.613%, 6/01/35	5,027,159	5,318,807
FNMA, 3.605% - 3.665%, 12/01/23 - 4/01/44	9,423,036	9,939,800
FNMA, 3.67% - 6.12%, 9/01/17 - 5/01/48.	10,125,727	10,618,549
FNMA, 6.31% - 7.67%, 2/01/20 - 8/01/37.	233,139	233,230
		773,908,962
[a] Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA, 2.125% - 2.375%, 9/20/33 - 5/20/36.	1,384,342	1,422,097
Total Mortgage-Backed Securities (Cost $1,021,020,267)		1,022,020,938

	Shares

Short Term Investments (Cost $31,188,773) 3.0%
Money Market Funds 3.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	31,188,773	31,188,773
Total Investments (Cost $1,052,209,040) 99.2%		1,053,209,711
Other Assets, less Liabilities 0.8%		8,976,677
Net Assets 100.0%		$1,062,186,388

aThe coupon rate shown represents the rate at period end.
bSee Note 8 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|3

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2017 (unaudited)
Franklin Balanced Fund
	Country	Shares	Value

Common Stocks 47.4%
Consumer Discretionary 1.7%
[a] General Motors Co	United States	1,000,000	$35,980,000
Lowe’s Cos. Inc	United States	300,000	23,220,000
			59,200,000
Consumer Staples 7.0%
[a] Anheuser-Busch InBev SA/NV, ADR	Belgium	350,000	42,231,000
The Coca-Cola Co	United States	1,200,000	55,008,000
[a] Kimberly-Clark Corp	United States	300,000	36,948,000
[a] Philip Morris International Inc	United States	300,000	35,013,000
The Procter & Gamble Co	United States	400,000	36,328,000
Walgreens Boots Alliance Inc	United States	500,000	40,335,000
			245,863,000
Energy 7.3%
Anadarko Petroleum Corp	United States	475,000	21,693,250
Baker Hughes a GE Co., A.	United States	700,000	25,823,000
Chevron Corp	United States	500,000	54,595,000
Exxon Mobil Corp	United States	535,000	42,821,400
Halliburton Co	United States	549,774	23,332,408
Occidental Petroleum Corp	United States	400,000	24,772,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	719,264	40,659,994
Schlumberger Ltd	United States	320,000	21,952,000
			255,649,052
Financials 7.5%
Bank of America Corp	United States	1,496,715	36,100,766
The Charles Schwab Corp	United States	670,000	28,743,000
JPMorgan Chase & Co	United States	605,000	55,539,000
The Toronto-Dominion Bank	Canada	750,000	38,655,000
U.S. Bancorp	United States	750,000	39,585,000
Wells Fargo & Co	United States	1,200,000	64,728,000
			263,350,766
Health Care 4.2%
AstraZeneca PLC, ADR	United Kingdom	985,000	29,727,300
Johnson & Johnson.	United States	300,000	39,816,000
[b] Mylan NV	United States	455,800	17,771,642
Pfizer Inc	United States	1,810,000	60,019,600
			147,334,542
Industrials 8.5%
General Dynamics Corp	United States	100,000	19,633,000
General Electric Co	United States	2,000,000	51,220,000
Honeywell International Inc	United States	225,000	30,627,000
Northrop Grumman Corp	United States	125,000	32,891,250
Raytheon Co	United States	360,000	61,837,200
Republic Services Inc	United States	560,000	35,963,200
Union Pacific Corp	United States	385,189	39,659,060
United Technologies Corp	United States	203,592	24,139,903
			295,970,613
Information Technology 3.9%
Analog Devices Inc	United States	150,000	11,851,500
Intel Corp	United States	750,000	26,602,500
International Business Machines Corp	United States	110,000	15,913,700

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Microsoft Corp	United States	604,000	$43,910,800
Texas Instruments Inc	United States	465,000	37,841,700
			136,120,200
Materials 2.6%
BASF SE	Germany	400,000	38,143,249
The Dow Chemical Co	United States	800,000	51,392,000
			89,535,249
Real Estate 0.8%
Host Hotels & Resorts Inc	United States	1,500,000	27,990,000
Telecommunication Services 2.0%
Rogers Communications Inc., B	Canada	447,798	23,285,496
Verizon Communications Inc	United States	1,000,000	48,400,000
			71,685,496
Utilities 1.9%
Entergy Corp	United States	450,000	34,524,000
The Southern Co	United States	700,000	33,551,000
			68,075,000
Total Common Stocks (Cost $1,421,387,347)			1,660,773,918

Management Investment Companies 1.0%
Financials 1.0%
[c] Franklin Liberty Investment Grade Corporate ETF.	United States	750,000	18,585,000
iShares Core U.S. Aggregate Bond ETF	United States	160,000	17,544,000
Total Management Investment Companies
(Cost $35,181,725)			36,129,000
Equity-Linked Securities 7.6%
Consumer Discretionary 2.5%
[d,e] Deutsche Bank AG into Target Corp., 8.00%, 144A	United States	780,000	44,014,776
[d] Wells Fargo Bank National Assn. into Ford Motor Co., 9.00%, 144A	United States	3,900,000	45,040,632
			89,055,408
Energy 0.5%
[d] The Goldman Sachs Group Inc. into Anadarko Petroleum Corp., 7.00%, 144A	United States	340,000	16,626,884
Information Technology 3.7%
[d] Citigroup Global Markets Holdings Inc. into Analog Devices Inc., 6.50%, 144A	United States	450,000	35,755,092
[d] Credit Suisse AG London into Apple Inc., 6.50%, 144A	United States	190,000	25,532,419
[d,e] Merrill Lynch International & Co. CV into Microsoft Corp., 6.00%, 144A	United States	600,000	44,382,060
[d] UBS AG London into Intel Corp., 6.00%, 144A	United States	715,000	25,664,939
			131,334,510
Materials 0.9%
[d] The Goldman Sachs Group Inc. into The Mosaic Co., 10.00%, 144A.	United States	1,210,000	30,947,371
Total Equity-Linked Securities (Cost $273,348,400)			267,964,173
Convertible Preferred Stocks 3.7%
Energy 0.6%
Hess Corp., 8.00%, cvt. pfd	United States	400,000	22,500,000
Health Care 0.9%
Allergan PLC, 5.50%, cvt. pfd	United States	35,102	31,381,539

|5

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
	Country	Shares	Value

Convertible Preferred Stocks (continued)
Real Estate 1.2%
American Tower Corp., 5.50%, cvt. pfd	United States	350,000	$41,895,000
Utilities 1.0%
Great Plains Energy Inc., 7.00%, cvt. pfd	United States	324,000	18,079,200
NextEra Energy Inc., 6.371%, cvt. pfd	United States	260,000	17,219,800
			35,299,000
Total Convertible Preferred Stocks (Cost $118,785,263)			131,075,539

Preferred Stocks (Cost $7,750,000) 0.3%
Financials 0.3%
Morgan Stanley, 6.375%, pfd., I	United States	310,000	8,931,100
		Principal
		Amount*

Convertible Bonds (Cost $15,000,000) 0.5%
Energy 0.5%
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	$15,000,000	15,956,250
Corporate Bonds 33.0%
Consumer Discretionary 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
Corp., senior secured note, first lien, 4.908%, 7/23/25	United States	20,000,000	21,531,700
DISH DBS Corp., senior note, 5.875%, 7/15/22	United States	12,000,000	13,091,280
Dollar General Corp.,
senior bond, 3.25%, 4/15/23	United States	15,000,000	15,366,765
senior bond, 3.875%, 4/15/27	United States	10,000,000	10,352,790
Ford Motor Credit Co. LLC, senior note, 2.551%, 10/05/18	United States	5,000,000	5,039,100
NIKE Inc., senior bond, 2.375%, 11/01/26	United States	20,000,000	19,214,140
[d] Sirius XM Radio Inc., senior bond, 144A, 5.375%, 4/15/25	United States	15,000,000	15,787,500
Tiffany & Co., senior bond, 4.90%, 10/01/44.	United States	7,000,000	6,858,509
Trinity Acquisition PLC, senior note, 4.625%, 8/15/23	United States	7,000,000	7,496,300
Yum! Brands Inc., senior bond, 3.875%, 11/01/23	United States	17,950,000	17,972,438
			132,710,522
Consumer Staples 4.6%
Anheuser-Busch InBev Finance Inc., senior bond, 4.90%, 2/01/46	Belgium	15,000,000	16,941,315
Costco Wholesale Corp., senior note, 2.75%, 5/18/24	United States	30,000,000	30,176,700
CVS Health Corp., senior note, 3.875%, 7/20/25.	United States	10,000,000	10,507,450
Kraft Heinz Foods Co.,
senior bond, 3.50%, 6/06/22	United States	10,000,000	10,391,420
senior bond, 3.00%, 6/01/26	United States	20,000,000	19,304,200
Mondelez International Inc., senior bond, 4.00%, 2/01/24	United States	15,000,000	15,975,435
Reynolds American Inc.,
senior note, 2.30%, 8/21/17	United States	6,100,000	6,102,117
senior note, 4.45%, 6/12/25	United States	15,000,000	16,158,255
Tyson Foods Inc., senior bond, 3.95%, 8/15/24.	United States	12,100,000	12,855,197
Whole Foods Market Inc., senior note, 5.20%, 12/03/25.	United States	20,000,000	23,067,660
			161,479,749
Energy 3.1%
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	7,215,000	7,957,149
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	15,000,000	15,189,555
EOG Resources Inc., senior bond, 2.625%, 3/15/23	United States	5,500,000	5,483,967
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	18,800,000	17,813,000
Nabors Industries Inc., senior note, 5.50%, 1/15/23.	United States	15,000,000	14,301,000

|6

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	$9,400,000	$9,311,114
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 5.00%, 3/15/27	United States	8,200,000	8,787,432
Weatherford International Ltd., senior note, 5.125%, 9/15/20	United States	10,000,000	9,800,000
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	5,000,000	4,973,400
Williams Partners LP, senior note, 3.60%, 3/15/22	United States	15,000,000	15,468,030
			109,084,647
Financials 8.2%
[f] Bank of America Corp.,
junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	15,000,000	16,556,250
junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	10,000,000	10,459,100
Capital One Bank USA NA, senior note, 2.30%, 6/05/19	United States	10,000,000	10,039,960
Capital One Financial Corp., senior note, 3.75%, 3/09/27.	United States	10,000,000	10,077,640
[g] Capital One NA, FRN, 2.001%, 9/13/19	United States	15,000,000	15,068,700
Citigroup Inc.,
[f] junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual.	United States	15,000,000	16,128,750
sub. bond, 4.125%, 7/25/28	United States	10,000,000	10,290,640
Compass Bank, sub. note, 3.875%, 4/10/25	United States	15,000,000	15,054,525
JPMorgan Chase & Co.,
[f] junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	10,000,000	10,387,500
[f] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	13,000,000	13,274,690
senior note, 2.295%, 8/15/21	United States	15,000,000	14,994,180
[d] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,805,492
[d] Mizuho Bank Ltd., senior note, 144A, 2.45%, 4/16/19	Japan	12,000,000	12,098,016
Morgan Stanley,
[f] junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	10,900,000	11,431,375
senior note, 2.50%, 4/21/21	United States	15,000,000	15,060,285
senior sub. bond, 4.35%, 9/08/26	United States	15,000,000	15,773,715
Navient Corp., senior note, 6.125%, 3/25/24.	United States	15,000,000	15,674,250
[d] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44.	Japan	15,000,000	16,104,675
[f] PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN
thereafter, Perpetual	United States	12,000,000	12,390,000
Prudential Financial Inc., senior note, 3.50%, 5/15/24	United States	10,000,000	10,480,430
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	10,400,000	11,063,364
[f] Wells Fargo & Co., junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	15,000,000	16,650,000
			286,863,537
Health Care 4.4%
Actavis Funding SCS, senior bond, 4.75%, 3/15/45	United States	4,011,000	4,395,980
[d] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	16,000,000	15,840,000
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	11,900,000	12,546,324
Biogen Inc., senior note, 3.625%, 9/15/22	United States	10,000,000	10,521,950
Celgene Corp., senior bond, 4.00%, 8/15/23	United States	10,000,000	10,750,920
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	10,000,000	10,050,000
senior secured note, first lien, 6.25%, 3/31/23	United States	16,400,000	16,851,000
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	10,000,000	10,106,440
[d] Endo Finance LLC/Endo Finco Inc., senior note, 144A, 5.375%, 1/15/23	United States	15,000,000	12,900,000
HCA Inc.,
senior secured bond, first lien, 5.50%, 6/15/47	United States	15,000,000	15,675,000
senior secured note, first lien, 5.00%, 3/15/24	United States	12,000,000	12,768,000

|7

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
[d] Tenet Healthcare Corp., senior secured note, second lien, 144A, 7.50%, 1/01/22	United States	$9,200,000	$9,959,000
[d] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	6,300,000	5,386,500
senior note, 144A, 5.875%, 5/15/23	United States	8,300,000	7,179,500
			154,930,614
Industrials 0.9%
[d] Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	5,831,489	6,115,774
[f] General Electric Co., junior sub. bond, 5.00% to 1/21/21, FRN thereafter, Perpetual	United States	9,876,000	10,424,513
Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	15,000,000	15,673,830
			32,214,117
Information Technology 2.1%
[d] CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	10,000,000	10,050,000
[d] Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%,
6/15/21	United States	18,000,000	19,036,458
[d] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	2,864,000	3,300,760
Oracle Corp., senior note, 2.50%, 10/15/22	United States	10,000,000	10,118,900
[d] Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23	United States	20,000,000	22,000,000
Xilinx Inc., senior note, 2.95%, 6/01/24	United States	10,000,000	10,101,540
			74,607,658
Materials 0.7%
[d] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	4,400,000	4,554,836
senior secured note, 144A, 9.75%, 3/01/22	Australia	12,500,000	14,234,375
Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	7,000,000	6,816,250
			25,605,461
Real Estate 2.0%
HCP Inc., senior bond, 3.875%, 8/15/24	United States	21,700,000	22,473,518
Healthcare Trust of America Holdings LP, senior note, 3.375%, 7/15/21	United States	10,000,000	10,278,050
Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	13,092,936
Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	15,529,275
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21.	United States	7,000,000	7,852,376
			69,226,155
Telecommunication Services 1.0%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	11,700,000	12,024,804
Sprint Corp., senior note, 7.625%, 2/15/25	United States	10,000,000	11,300,000
Telefonica Emisiones S.A.U., senior note, 4.57%, 4/27/23	Spain	10,000,000	10,997,150
			34,321,954
Utilities 2.2%
Alabama Power Co., senior note, 2.80%, 4/01/25	United States	7,000,000	6,898,612
[d] Calpine Corp., senior secured bond, 144A, 5.25%, 6/01/26	United States	15,000,000	14,775,000
[d,f] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	10,306,700
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,000,000	9,837,500
Kinder Morgan Energy Partners LP, senior note, 4.30%, 5/01/24	United States	12,900,000	13,408,144
PSEG Power LLC, senior note, 3.00%, 6/15/21.	United States	20,000,000	20,411,600
			75,637,556
Total Corporate Bonds (Cost $1,108,556,741)			1,156,681,970
Total Investments before Short Term Investments
(Cost $2,980,009,476)			3,277,511,950

|8

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments 6.4%
U.S. Government and Agency Securities (Cost $60,938,150) 1.8%
[h,i] U.S. Treasury Bill, 8/17/17 - 9/14/17	United States	$61,000,000	$60,939,750
Total Investments before Money Market Funds
(Cost $3,040,947,626)			3,338,451,700

		Shares
Money Market Funds (Cost $161,885,413) 4.6%
[c,j] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	161,885,413	161,885,413
Total Investments (Cost $3,202,833,039) 99.9%.			3,500,337,113
Options Written (0.0)%†			(2,260,500)
Other Assets, less Liabilities 0.1%			5,512,010
Net Assets 100.0%			$3,503,588,623

		Number of
		Contracts
Options Written (0.0)%†
Calls - Exchange-Traded
Consumer Discretionary (0.0)%†
General Motors Co., September Strike Price $37, Expires 9/15/17		10,000	(480,000)
Consumer Staples (0.0)%†
Anheuser-Busch InBev SA/NV, August Strike Price $120, Expires 8/18/17		2,000	(550,000)
Kimberly-Clark Corp., August Strike Price $125, Expires 8/18/17		3,000	(330,000)
Philip Morris International Inc., August Strike Price $120, Expires 8/18/17		3,000	(222,000)
			(1,102,000)
Puts - Exchange-Traded
Health Care (0.0)%†
Medtronic PLC, September Strike Price $82.50, Expires 9/15/17		3,000	(366,000)
Information Technology (0.0)%†
Cisco Systems Inc., August Strike Price $31, Expires 8/18/17		5,000	(220,000)
Xilinx Inc., August Strike Price $60, Expires 8/18/17		2,500	(92,500)
			(312,500)
Total Options Written (Premiums received $1,786,658)			$(2,260,500)

|9

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balanced Fund (continued)

See Abbreviations on page 85.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is held in connection with written option contracts open at period end.
bNon-income producing.
cSee Note 8 regarding investments in affiliated management investment companies.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2017, the aggregate value of these securities was $485,236,259, representing 13.8% of net assets.
eSecurity purchased on a delayed delivery basis.
fPerpetual security with no stated maturity date.
gThe coupon rate shown represents the rate at period end.
hThe security was issued on a discount basis with no stated coupon rate.
iA portion or all of the security has been segregated as collateral for open written options contracts. At July 31, 2017, the value of this security pledged amounted to
$42,349,714, representing 1.2% of net assets.
jThe rate shown is the annualized seven-day yield at period end.

|10

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2017 (unaudited)
Franklin Convertible Securities Fund
	Country	Shares	Value
Common Stocks 5.0%
Consumer Staples 2.1%
[a] Post Holdings Inc	United States	162,925	$13,555,360
Tyson Foods Inc	United States	644,280	40,821,581
			54,376,941
Industrials 0.7%
Stanley Black & Decker Inc	United States	126,021	17,729,895
Information Technology 0.8%
Xilinx Inc	United States	320,671	20,285,647
Utilities 1.4%
Dominion Energy Inc	United States	116,194	8,967,853
Exelon Corp	United States	715,450	27,430,353
			36,398,206
Total Common Stocks (Cost $102,909,944)			128,790,689

Convertible Preferred Stocks 17.8%
Consumer Staples 1.4%
Post Holdings Inc., 2.50%, cvt. pfd	United States	231,200	36,385,100
Energy 0.2%
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	236,000	5,144,800
Health Care 4.0%
Allergan PLC, 5.50%, cvt. pfd	United States	45,500	40,677,455
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	675,000	37,725,750
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	42,500	24,820,000
			103,223,205
Industrials 5.1%
Arconic Inc., 5.375%, cvt. pfd	United States	750,000	29,482,500
Rexnord Corp., 5.75%, cvt. pfd	United States	855,000	45,678,375
Stanley Black & Decker Inc., 5.375%, cvt. pfd	United States	295,000	31,662,350
Stericycle Inc., 5.25%, cvt. pfd	United States	380,000	23,943,800
			130,767,025
Information Technology 2.4%
[b] Mandatory Exchangeable Trust, 5.75%, cvt. pfd., 144A	China	341,500	61,055,078
Telecommunication Services 2.1%
Frontier Communications Corp., 11.125%, cvt. pfd	United States	267,060	6,775,312
T-Mobile U.S. Inc., 5.50%, cvt. pfd	United States	455,000	45,613,750
			52,389,062
Utilities 2.6%
Black Hills Corp., 7.75%, cvt. pfd	United States	606,000	45,680,280
Great Plains Energy Inc., 7.00%, cvt. pfd	United States	370,000	20,646,000
			66,326,280
Total Convertible Preferred Stocks (Cost $433,946,801)			455,290,550

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value

Convertible Bonds 72.7%
Consumer Discretionary 13.9%
Ctrip.com International Ltd.,
cvt., senior note, 1.25%, 10/15/18.	China	$19,200,000	$29,316,000
[b] cvt., senior note, 144A, 1.25%, 9/15/22	China	20,000,000	22,662,500
[b] DISH Network Corp., cvt., senior bond, 144A, 3.375%, 8/15/26	United States	41,250,000	51,459,375
GNC Holdings Inc., cvt., senior note, 1.50%, 8/15/20.	United States	5,000,000	3,771,875
[b] Liberty Expedia Holdings, cvt., 144A, 1.00%, 6/30/47	United States	38,750,000	42,285,938
[b] Liberty Interactive LLC, cvt., senior bond, 144A, 1.75%, 9/30/46	United States	37,000,000	45,109,290
Liberty Media Corp.,
[b] cvt., senior bond, 144A, 2.25%, 9/30/46	United States	39,000,000	42,095,625
cvt., senior note, 1.375%, 10/15/23	United States	21,200,000	26,856,160
The Priceline Group Inc., cvt., senior note, 0.35%, 6/15/20.	United States	35,000,000	55,168,750
Shutterfly Inc., cvt., 0.25%, 5/15/18	United States	37,465,000	37,628,909
			356,354,422
Energy 0.2%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	15,200,000	3,990,000
Health Care 13.9%
BioMarin Pharmaceutical Inc., cvt., senior sub. note, 1.50%, 10/15/20	United States	28,200,000	33,381,750
Brookdale Senior Living Inc., cvt., senior note, 2.75%, 6/15/18	United States	26,200,000	26,167,250
Depomed Inc., cvt., senior note, 2.50%, 9/01/21	United States	16,000,000	14,240,000
[b] Dermira Inc., cvt., senior note, 144A, 3.00%, 5/15/22	United States	36,500,000	39,967,500
[b] DexCom Inc., cvt., senior note, 144A, 0.75%, 5/15/22	United States	21,600,000	21,411,000
Fluidigm Corp., cvt., senior bond, 2.75%, 2/01/34	United States	14,418,000	8,254,305
Illumina Inc., cvt., senior note, 0.50%, 6/15/21	United States	33,000,000	35,495,625
Impax Laboratories Inc., cvt., senior note, 2.00%, 6/15/22	United States	45,000,000	39,684,375
Jazz Investments I Ltd., cvt., senior note, 1.875%, 8/15/21	United States	35,000,000	38,325,000
[b] Neurocrine Biosciences Inc., cvt., senior note, 144A, 2.25%, 5/15/24	United States	40,000,000	40,875,000
Novavax Inc., cvt., senior note, 3.75%, 2/01/23.	United States	34,000,000	14,365,000
NuVasive Inc., cvt., senior note, 2.25%, 3/15/21	United States	12,000,000	15,045,000
[b] Pacira Pharmaceuticals Inc., cvt., senior note, 144A, 2.375%, 4/01/22	United States	6,000,000	6,056,250
Spectranetics Corp., cvt., senior note, 2.625%, 6/01/34	United States	17,000,000	23,077,500
			356,345,555
Industrials 0.8%
The keyW Holding Corp., cvt., senior note, 2.50%, 7/15/19.	United States	20,000,000	19,262,500
Information Technology 40.7%
Altaba Inc., cvt., zero cpn., 12/01/18	United States	35,100,000	41,505,750
[b] Blackhawk Network Holdings Inc., cvt., senior note, 144A, 1.50%, 1/15/22.	United States	42,700,000	48,117,562
Bottomline Technologies (de) Inc., cvt., senior note, 1.50%, 12/01/17	United States	21,400,000	22,256,000
Electronics for Imaging Inc., cvt., senior note, 0.75%, 9/01/19.	United States	22,000,000	23,787,500
[b] HubSpot Inc., cvt., 144A, 0.25%, 6/01/22	United States	28,875,000	29,669,063
[b] Inphi Corp., cvt., senior note, 144A, 0.75%, 9/01/21	United States	9,600,000	9,732,000
Integrated Device Technology Inc., cvt., senior note, 0.875%, 11/15/22	United States	4,700,000	4,999,625
Intel Corp.,
cvt., junior sub. bond, 3.25%, 8/01/39	United States	8,000,000	13,805,040
[b] cvt., junior sub. bond, 144A, 2.95%, 12/15/35.	United States	19,000,000	25,733,125
cvt., junior sub. deb., 2.95%, 12/15/35	United States	2,000,000	2,708,750
Mercadolibre Inc., cvt., 2.25%, 7/01/19	Argentina	5,000,000	11,594,850
[b] Microchip Technology Inc., cvt., senior note, 144A, 1.625%, 2/15/27	United States	45,750,000	51,162,225
Micron Technology Inc., cvt., senior bond, G, 3.00%, 11/15/43	United States	43,000,000	46,466,875
Novellus Systems Inc., cvt., senior note, 2.625%, 5/15/41	United States	10,400,000	49,192,000
NXP Semiconductors NV, cvt., senior note, 1.00%, 12/01/19	Netherlands	35,000,000	42,087,500
Palo Alto Networks Inc., cvt., zero cpn., 7/01/19	United States	28,750,000	37,446,875

|12

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Convertible Securities Fund (continued)
		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Information Technology (continued)
Proofpoint Inc., cvt., 0.75%, 6/15/20	United States	$39,100,000	$48,972,750
[b] Realpage Inc., cvt., 144A, 1.50%, 11/15/22	United States	26,250,000	29,974,219
Red Hat Inc., cvt., senior note, 0.25%, 10/01/19	United States	29,250,000	41,571,562
Salesforce.com Inc., cvt., senior note, 0.25%, 4/01/18	United States	35,200,000	48,730,000
ServiceNow Inc., cvt., zero cpn., 11/01/18	United States	35,500,000	54,093,125
[b] Silicon Laboratories Inc., cvt., 144A, 1.375%, 3/01/22	United States	38,700,000	41,892,750
[b] Square Inc., cvt., 144A, 0.375%, 3/01/22	United States	43,000,000	57,351,250
Take-Two Interactive Software Inc., cvt., senior note, 1.00%, 7/01/18.	United States	13,500,000	49,798,125
Twitter Inc., cvt., senior note, 1.00%, 9/15/21	United States	35,000,000	32,156,250
VeriSign Inc., cvt., junior sub. bond, 3.25%, 8/15/37	United States	11,000,000	32,656,250
Viavi Solutions Inc., cvt., senior bond, 0.625%, 8/15/33	United States	39,900,000	45,087,000
Workday Inc., cvt., senior note, 1.50%, 7/15/20.	United States	36,166,500	50,226,227
[b] Zillow Group Inc., cvt., senior note, 144A, 2.00%, 12/01/21	United States	43,500,000	49,231,125
			1,042,005,373
Materials 1.7%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	Canada	13,900,000	14,256,187
Cemex SAB de CV, cvt., sub. note, 3.75%, 3/15/18	Mexico	24,000,000	29,028,720
			43,284,907
Real Estate 1.5%
Forest City Enterprises Inc.,
cvt., senior note, 4.25%, 8/15/18	United States	17,110,000	20,168,412
cvt., senior note, A, 3.625%, 8/15/20	United States	15,250,000	17,289,688
			37,458,100
Total Convertible Bonds (Cost $1,604,519,327)			1,858,700,857

		Shares
Escrows and Litigation Trusts (Cost $22,362) 0.0%
[a] Motors Liquidation Co., Escrow Account	United States	376,200	—
Total Investments before Short Term Investments
(Cost $2,141,398,434)			2,442,782,096

Short Term Investments (Cost $109,605,890) 4.3%
Money Market Funds 4.3%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	109,605,890	109,605,890
Total Investments (Cost $2,251,004,324) 99.8%.			2,552,387,986
Other Assets, less Liabilities 0.2%			5,532,107
Net Assets 100.0%			$2,557,920,093

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2017, the aggregate value of these securities was $715,840,875, representing 28.0% of net assets.
cSee Note 8 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|13

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2017 (unaudited)
Franklin Equity Income Fund
	Country	Shares	Value

Common Stocks 85.1%
Consumer Discretionary 4.4%
L Brands Inc	United States	230,000	$10,669,700
Lowe’s Cos. Inc	United States	440,000	34,056,000
Newell Brands Inc	United States	570,000	30,050,400
Target Corp	United States	348,900	19,772,163
			94,548,263
Consumer Staples 8.6%
Anheuser-Busch InBev SA/NV, ADR	Belgium	201,100	24,264,726
CVS Health Corp	United States	306,000	24,458,580
The Kraft Heinz Co	United States	349,100	30,532,286
PepsiCo Inc	United States	460,500	53,698,905
The Procter & Gamble Co	United States	347,900	31,596,278
Wal-Mart Stores Inc	United States	285,000	22,797,150
			187,347,925
Energy 8.7%
Anadarko Petroleum Corp	United States	378,200	17,272,394
Baker Hughes a GE Co., A	United States	275,000	10,144,750
BP PLC, ADR.	United Kingdom	265,000	9,312,100
Chevron Corp	United States	502,800	54,900,732
Exxon Mobil Corp	United States	367,234	29,393,410
Royal Dutch Shell PLC, A, ADR	United Kingdom	385,900	21,814,927
Schlumberger Ltd	United States	283,000	19,413,800
Suncor Energy Inc	Canada	775,000	25,280,500
			187,532,613
Financials 18.8%
Arthur J. Gallagher & Co	United States	376,800	22,152,072
Bank of America Corp	United States	937,200	22,605,264
BB&T Corp	United States	720,000	34,070,400
BlackRock Inc	United States	110,500	47,131,565
JPMorgan Chase & Co	United States	922,800	84,713,040
MetLife Inc	United States	595,000	32,725,000
Morgan Stanley	United States	956,000	44,836,400
U.S. Bancorp	United States	1,076,800	56,833,504
Wells Fargo & Co	United States	1,145,000	61,761,300
			406,828,545
Health Care 8.4%
Eli Lilly & Co	United States	420,400	34,750,264
Johnson & Johnson	United States	144,000	19,111,680
Medtronic PLC	United States	523,000	43,916,310
Merck & Co. Inc	United States	225,000	14,373,000
Pfizer Inc	United States	1,174,300	38,939,788
UnitedHealth Group Inc	United States	161,500	30,977,315
			182,068,357
Industrials 15.9%
Cummins Inc	United States	161,800	27,166,220
Deere & Co	United States	136,500	17,510,220
General Electric Co	United States	1,770,500	45,342,505
Illinois Tool Works Inc	United States	225,400	31,716,034
Lockheed Martin Corp	United States	122,600	35,815,138
Norfolk Southern Corp	United States	149,500	16,830,710
Raytheon Co	United States	293,500	50,414,495

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Industrials (continued)
Republic Services Inc	United States	643,500	$41,325,570
Stanley Black & Decker Inc	United States	194,880	27,417,667
United Parcel Service Inc., B	United States	161,600	17,822,864
United Technologies Corp	United States	274,700	32,571,179
			343,932,602
Information Technology 10.8%
Apple Inc	United States	277,000	41,198,210
Broadcom Ltd	United States	53,500	13,196,310
Cisco Systems Inc	United States	966,733	30,403,753
Intel Corp	United States	311,518	11,049,543
Microsoft Corp	United States	1,111,700	80,820,590
Oracle Corp	United States	323,000	16,127,390
Texas Instruments Inc	United States	493,000	40,120,340
			232,916,136
Materials 4.0%
BASF SE	Germany	286,500	27,320,102
The Dow Chemical Co	United States	486,900	31,278,456
International Paper Co	United States	515,900	28,364,182
			86,962,740
Real Estate 1.3%
Host Hotels & Resorts Inc	United States	1,483,000	27,672,780
Telecommunication Services 1.7%
Rogers Communications Inc., B	Canada	260,500	13,546,000
Verizon Communications Inc	United States	473,000	22,893,200
			36,439,200
Utilities 2.5%
Dominion Energy Inc	United States	281,100	21,695,298
Xcel Energy Inc	United States	673,500	31,863,285
			53,558,583
Total Common Stocks (Cost $1,324,072,081)			1,839,807,744

Equity-Linked Securities 7.7%
Consumer Discretionary 1.4%
[a] Wells Fargo Bank National Assn. into Amazon.com Inc., 5.00%, 144A	United States	33,300	30,119,473
Energy 0.4%
[a] Merrill Lynch International & Co. CV into Schlumberger Ltd., 7.00%, 144A	United States	126,000	8,866,753
Financials 1.4%
[a] UBS AG London into The Charles Schwab Corp., 6.50%, 144A	United States	695,000	29,443,446
Health Care 1.0%
[a] Merrill Lynch International & Co. CV into Gilead Sciences Inc., 7.25%, 144A	United States	284,000	21,949,272
Information Technology 3.5%
[a] Barclays Bank PLC into Broadcom Ltd., 7.50%, 144A	United States	99,300	23,776,600
[a] Goldman Sachs International into Apple Inc., 6.00%, 144A	United States	140,000	21,311,500
[a] UBS AG into Intel Corp., 7.00%, 144A	United States	845,000	30,422,983
			75,511,083
Total Equity-Linked Securities (Cost $161,032,560)			165,890,027

|15

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Equity Income Fund (continued)
	Country	Shares	Value
Convertible Preferred Stocks 5.1%
Energy 0.4%
Hess Corp., 8.00%, cvt. pfd	United States	175,000	$9,843,750
Health Care 2.9%
Allergan PLC, 5.50%, cvt. pfd	United States	41,700	37,280,217
Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	440,000	24,591,600
			61,871,817
Utilities 1.8%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	575,000	38,082,250
Total Convertible Preferred Stocks (Cost $103,908,075)			109,797,817
Total Investments before Short Term Investments
(Cost $1,589,012,716)			2,115,495,588

Short Term Investments (Cost $43,777,080) 2.0%
Money Market Funds 2.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	43,777,080	43,777,080
Total Investments (Cost $1,632,789,796) 99.9%			2,159,272,668
Other Assets, less Liabilities 0.1%			1,119,749
Net Assets 100.0%			$2,160,392,417

See Abbreviations on page 85.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2017, the aggregate value of these securities was $165,890,027, representing 7.7% of net assets.
bSee Note 8 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|16

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2017 (unaudited)
Franklin Floating Rate Daily Access Fund
	Country	Shares	Value
Common Stocks 0.3%
Oil & Gas Exploration & Production 0.2%
[a] Samson Resources II LLC	United States	432,778	$9,304,727
Steel 0.1%
[b] Warrior Met Coal Inc	United States	96,129	2,035,621
Total Common Stocks (Cost $19,878,527)			11,340,348

[c] Management Investment Companies 1.0%
Other Diversified Financial Services 1.0%
Franklin Lower Tier Floating Rate Fund	United States	1,895,423	19,920,893
Franklin Middle Tier Floating Rate Fund.	United States	1,989,000	19,949,670
Total Management Investment Companies
(Cost $40,016,310)			39,870,563

		Principal
		Amount*
[d] Senior Floating Rate Interests 81.2%
Aerospace & Defense 3.9%
Avolon TLB Borrower I, Initial Term B-1 Loans, 3.478%, 7/20/20	United States	$14,200,000	14,268,458
Delos Finance S.A.R.L. (ILFC), New Loan, 3.546%, 10/06/23.	Luxembourg	59,610,818	59,841,810
Digitalglobe Inc., Term Loan B, 3.984%, 1/15/24	United States	5,389,394	5,408,763
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.546%, 10/09/20	United States	6,608,226	6,409,979
Term B Loans, 4.796%, 4/09/20	United States	34,014,330	32,568,721
Flying Fortress Inc. (ILFC), New Loan, 3.546%, 10/30/22.	Luxembourg	30,062,918	30,222,643
Leidos (Abacus Innovations Corp.), B Term Loan, 3.50%, 8/16/23	United States	3,310,796	3,341,490
			152,061,864
Agricultural Products 0.1%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.307%, 7/16/21	United States	2,244,609	2,261,093
Air Freight & Logistics 0.3%
XPO Logistics Inc., Loans, 3.554%, 11/01/21	United States	10,923,643	10,982,205
Airlines 2.3%
Air Canada, Term Loan, 3.46%, 10/06/23.	Canada	33,327,459	33,577,415
American Airlines Inc.,
2017 Replacement Term Loans, 3.233%, 6/27/20.	United States	9,884,617	9,910,564
Class B Term Loans, 3.734%, 4/28/23.	United States	14,621,025	14,691,089
Class B Term Loans, 3.726%, 12/14/23.	United States	28,022,636	28,156,921
United Airlines Inc., Class B Term Loans, 3.561%, 4/01/24	United States	4,772,382	4,805,788
			91,141,777
Apparel Retail 2.0%
Ascena Retail Group Inc., Tranche B Term Loan, 5.75%, 8/21/22	United States	95,089,172	79,399,459
Auto Parts & Equipment 1.0%
American Axle and Manufacturing Inc., Tranche B Term Loan, 3.49%, 4/06/24	United States	3,919,158	3,918,750
TI Group Automotive Systems LLC, Initial US Term Loan, 3.984%, 6/30/22	United States	36,247,006	36,405,587
			40,324,337

Quarterly Statement of Investments | See Notes to Statements of Investments. | 17

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[d] Senior Floating Rate Interests (continued)
Broadcasting 1.0%
Gray Television Inc., Term B-2 Loan, 3.724%, 2/07/24	United States	$18,870,507	$19,021,471
Mission Broadcasting Inc., Term Loan B-2, 3.738%, 7/19/24	United States	1,182,533	1,191,772
Nexstar Broadcasting Inc.,
[e] Term A-2 Loan, 5.75%, 7/19/22	United States	3,372,336	3,376,552
Term Loan B-2, 3.738%, 7/19/24	United States	9,673,044	9,748,619
Sinclair Television Group Inc., Tranche B Term Loans, 3.49%, 1/03/24	United States	3,768,941	3,779,132
[e] WXXA-TV LLC and WLAJ-TV LLC, Term Loan A-2, 5.25%, 7/19/22	United States	113,939	114,081
			37,231,627
Cable & Satellite 3.2%
Charter Communications Operating LLC (CCO Safari), Term Loan A-1, 2.99%,
5/18/21	United States	28,911,173	28,975,702
CSC Holdings LLC (Cablevision), March 2017 Incremental Term Loans, 3.476%,
7/17/25	United States	42,474,243	42,474,243
Mediacom LLC/US, Tranche K Term Loan, 3.45%, 2/15/24	United States	9,033,482	9,106,879
UPC Financing Partnership (UPC Broadband Holdings BV), Facility AP, 3.976%,
4/15/25	United States	17,720,000	17,832,965
Virgin Media Bristol LLC, I Facility, 3.976%, 1/31/25	United States	24,326,188	24,473,167
			122,862,956
Casinos & Gaming 1.6%
Aristocrat Technologies Inc., Term B-2 Loans, 3.557%, 10/20/21	United States	7,181,102	7,219,277
Boyd Gaming Corp.,
Refinancing Term B Loans, 3.694%, 9/15/23	United States	15,792,927	15,879,567
Term A Loan, 2.944%, 9/15/21	United States	4,811,938	4,817,953
[e] Caesars Entertainment Operating Co. LLC, Term B Loans, 5.75%, 8/31/24	United States	2,882,954	2,895,567
Eldorado Resorts Inc., Initial Term Loan, 3.563%, 4/17/24	United States	11,984,273	11,981,781
Greektown Holdings LLC, Initial Term Loan, 4.234%, 4/25/24	United States	15,504,386	15,545,565
Kingpin Intermediate Holdings LLC., Initial Term Loans, 5.48%, 7/03/24	United States	2,800,000	2,836,716
Las Vegas Sands LLC, Term B Loans, 3.23%, 3/29/24	United States	1,457,412	1,465,155
			62,641,581
Coal & Consumable Fuels 2.2%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.984%, 8/14/20	United States	29,055,929	28,135,815
Second Lien Initial Term Loan, 11.984%, 2/16/21	United States	4,464,778	4,180,148
[e] Foresight Energy LLC, Term Loans, 7.046%, 3/28/22	United States	46,142,471	44,719,760
Westmoreland Coal Co., Term Loan, 7.796%, 12/16/20	United States	7,919,760	7,038,687
			84,074,410
Commodity Chemicals 1.9%
Cyanco Intermediate Corp., Initial Term Loan, 5.734%, 5/01/20	United States	56,121,274	56,588,932
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.007%, 3/31/24	United States	16,663,714	16,779,577
			73,368,509
Communications Equipment 1.0%
Ciena Corp., Refinancing Term Loan, 3.728%, 1/28/22	United States	16,296,638	16,388,307
CommScope Inc., Tranche 5 Term Loans, 3.296%, 12/29/22	United States	21,744,927	21,867,242
			38,255,549
Construction Machinery & Heavy Trucks 1.0%
Allison Transmission Inc., Term Loans, 3.24%, 9/23/22	United States	36,764,704	37,044,263

|18

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value
[d] Senior Floating Rate Interests (continued)
Data Processing & Outsourced Services 1.2%
CIBT Global Inc., Initial Term Loan, 5.202%, 6/01/24	United States	$7,320,578	$7,366,332
Global Payments Inc., Term A-2 Loan, 2.944%, 5/02/22.	United States	20,321,221	20,312,746
MoneyGram International Inc., Term Loan, 4.546%, 3/27/20	United States	16,080,691	16,094,086
[e] Neustar Inc., Term Loan B1, 6.50%, 9/01/19	United States	720,000	728,550
[e] Wex Inc., Term Loan B, 6.00%, 7/01/23	United States	3,687,447	3,730,908
			48,232,622
Diversified Chemicals 1.9%
Chemours Co., Tranche B-1 US Term Loans, 3.73%, 5/12/22	United States	36,966,763	37,319,093
Huntsman International LLC, Term Loan B, 3.984%, 10/01/21	United States	2,788,465	2,807,635
[e] OCI Beaumont LLC, Term B-3 Loan, 7.929%, 8/20/19	United States	30,020,980	30,246,138
Unifrax I LLC, Initial Dollar Term Loans, 5.046%, 4/04/24	United States	2,111,331	2,136,403
			72,509,269
Diversified Real Estate Activities 0.3%
Realogy Group LLC, Initial Term A Loans, 3.226%, 10/23/20	United States	12,613,877	12,652,980
Diversified Support Services 0.2%
Ventia Pty. Ltd., Term B Loans (USD), 4.796%, 5/21/22	Australia	7,254,933	7,345,620
Electric Utilities 0.1%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.80%, 6/28/23	United States	3,054,465	3,086,919
Fertilizers & Agricultural Chemicals 0.1%
Mosaic Co., Term Loan A, 2.479%, 11/18/21	United States	4,299,217	4,293,843
Food Distributors 0.3%
Aramark Corp., U.S. Term A Loan, 2.984%, 3/28/22	United States	11,864,130	11,930,866
Food Retail 0.3%
Smart & Final LLC, First Lien Term Loan, 4.734% - 4.796%, 11/15/22	United States	10,983,726	10,754,902
Forest Products 0.8%
Appvion Inc., Term Loan, 7.75% - 7.79%, 6/28/19	United States	30,211,103	29,443,227
General Merchandise Stores 2.7%
99 Cents Only Stores, Tranche B-2 Loan, 4.702% - 4.796%, 1/11/19	United States	44,159,728	42,761,322
Dollar Tree Inc., Term A-1 Loans, 3.00%, 7/06/20	United States	7,655,166	7,638,325
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.011% - 5.064%, 7/09/19.	United States	56,542,315	53,432,488
			103,832,135
Health Care Distributors 0.4%
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B, 4.046%,
9/24/24	United States	15,810,375	15,891,625
Health Care Facilities 0.2%
HCA Inc., Tranche A-5 Term Loan, 2.734%, 6/10/20	United States	8,942,031	8,961,597
Health Care Services 1.8%
DaVita Healthcare Partners Inc., Tranche A Term Loan, 3.234%, 6/24/19	United States	14,704,233	14,791,547
Envision Healthcare Corp. (Emergency Medical), Initial Term Loans, 4.30%, 12/01/23.	United States	16,253,640	16,371,479
U.S. Renal Care Inc., Initial Term Loan, 5.546%, 12/31/22	United States	38,686,361	38,100,030
			69,263,056
Hotels, Resorts & Cruise Lines 0.7%
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.232%, 10/25/23	United States	19,730,500	19,839,018
[e] Station Casinos LLC, Revolving Commitment, 5.75%, 6/08/21	United States	8,232,000	7,696,920
			27,535,938
Household Products 0.6%
Spectrum Brands Inc., USD Term Loans, 3.179% - 3.314%, 6/23/22	United States	23,801,103	23,955,810

|19

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value
[d] Senior Floating Rate Interests (continued)
Independent Power Producers & Energy Traders 5.5%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.49%, 5/03/20	United States	$59,808,258	$59,939,119
Calpine Corp., Term Loan (B5), 4.05%, 1/15/24	United States	19,264,872	19,355,244
Helix Gen Funding LLC, Term Loan, 4.96%, 6/02/24	United States	35,838,754	36,264,339
Lightstone Holdco LLC,
Initial Term B Loan, 5.734%, 1/30/24.	United States	22,731,149	22,535,797
Initial Term C Loan, 5.734%, 1/30/24	United States	1,416,381	1,404,209
NRG Energy Inc., Term Loans, 3.546%, 6/30/23	United States	73,139,077	73,354,544
			212,853,252
Industrial Machinery 2.8%
Harsco Corp., Initial Term Loan, 6.25%, 11/02/23	United States	3,180,470	3,245,075
Mueller Water Products Inc., Loans, 3.734% - 3.796%, 11/25/21	United States	9,124,563	9,212,003
Navistar Inc., Tranche B Term Loans, 5.23%, 8/07/20	United States	64,781,088	65,550,363
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.732%, 7/31/21	Australia	40,553,598	30,415,199
			108,422,640
Integrated Telecommunication Services 2.8%
Consolidated Communications Inc., Initial Term Loan, 4.24%, 10/05/23.	United States	4,278,791	4,291,628
Global Tel*Link Corp.,
Second Lien Term Loan, 9.046%, 11/20/20	United States	6,033,937	6,030,166
[e] Term Loan, 5.296%, 5/23/20	United States	9,852,550	9,931,065
Securus Technologies Holdings Inc.,
Second Lien Term Loan, 9.00%, 4/17/21	United States	666,667	671,528
[e] Second Lien Term Loan, 11.50%, 6/30/25	United States	1,042,786	1,050,390
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 3.227%, 1/19/21	United States	86,084,250	86,366,692
			108,341,469
Internet Software & Services 0.1%
Rackspace Hosting Inc., 2017 Refinancing Term B Loans, 4.172%, 11/03/23	United States	5,314,103	5,344,659
Investment Banking & Brokerage 0.5%
Finco I LLC, Initial Term Loans, 1.375%, 6/10/22.	United States	20,500,000	20,778,677
IT Consulting & Other Services 1.4%
Gartner Inc., Tranche A Term Loans, 3.234%, 3/20/22.	United States	3,101,347	3,118,793
Sungard Availability Services Capital Inc., 2019 Tranche B Term Loan, 6.234%,
3/29/19	United States	50,202,181	49,637,406
			52,756,199
Leisure Facilities 1.9%
24 Hour Fitness Worldwide Inc., Term Loan, 5.046%, 5/28/21	United States	35,664,259	35,630,378
Fitness International LLC, Term A Loan, 4.484%, 4/01/20	United States	38,547,073	38,583,231
			74,213,609
Life Sciences Tools & Services 0.8%
[e] INC Research Holdings Inc., Initial Term B Loans, 5.50%, 8/01/24	United States	12,210,496	12,290,633
Quintiles IMS Inc., Term B-1 Dollar Loans, 3.202% - 3.296%, 3/02/24	United States	18,905,000	19,076,336
			31,366,969
Marine 0.4%
Navios Maritime Partners LP, Initial Term Loan, 6.25%, 9/14/20	Greece	14,812,500	14,849,531
Metal & Glass Containers 0.6%
Owens-Brockway Glass Container Inc., Term A Loan, 2.976% - 2.984%, 4/22/20	United States	21,969,554	21,997,016

|20

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[d] Senior Floating Rate Interests (continued)
Movies & Entertainment 3.0%
AMC Entertainment Holdings Inc., 2016 Incremental Term Loans, 3.476%, 12/15/23 .	United States	$3,350,072	$3,362,635
Cinemark USA Inc., Amended Term Loan Facility, 3.21%, 5/08/22	United States	1,224,457	1,229,049
[e] Global Eagle Entertainment Inc., Initial Term Loans, 8.456%, 1/06/23	United States	3,456,000	3,371,760
Lions Gate Entertainment Corp., Term A Loan, 3.234%, 12/08/21.	United States	71,148,949	71,438,027
Live Nation Entertainment Inc., Term B-3 Loans, 3.50%, 10/21/23	United States	6,803,631	6,849,345
Regal Cinemas Corp., Term Loan, 3.234%, 4/01/22	United States	30,219,549	30,339,943
			116,590,759
Office Services & Supplies 0.2%
Conduent Business Services LLC, Delayed Draw Term A Loan, 3.484%, 12/07/21	United States	8,000,000	8,013,000
Oil & Gas Exploration & Production 4.2%
Cantium LLC, Commitment, 7.26%, 6/13/20	United States	23,333,333	23,216,667
Fieldwood Energy LLC, Loans, 4.171%, 10/01/18	United States	103,972,775	100,138,778
UTEX Industries Inc., First Lien Initial Term Loan, 5.234%, 5/21/21	United States	43,124,534	38,839,033
			162,194,478
Oil & Gas Storage & Transportation 1.2%
Energy Transfer Equity LP, Loans, 3.974%, 2/02/24	United States	14,671,354	14,743,185
International Seaways Inc., Initial Term Loans, 6.79%, 6/22/22	United States	7,333,268	7,287,435
OSG Bulk Ships Inc., Initial Term Loan, 5.43%, 8/05/19	United States	21,276,970	20,239,718
Strike LLC, Term Loan, 9.296%, 11/30/22	United States	6,045,000	6,196,125
			48,466,463
Packaged Foods & Meats 2.5%
[e] American Seafoods LLC, Fitst Lien Term Loan, 6.50%, 8/21/23	United States	5,760,000	5,784,002
CSM Bakery Supplies LLC,
Second Lien Term Loan, 9.05%, 7/03/21	United States	15,590,520	13,758,633
Term Loans, 5.30%, 7/03/20	United States	8,809,847	8,549,226
JBS USA LUX SA, New Initial Term Loans, 3.757% - 3.804%, 10/30/22	Brazil	52,875,519	52,478,952
Pinnacle Foods Finance LLC, Initial Term Loans, 3.227%, 2/03/24	United States	2,303,657	2,316,141
Post Holdings Inc., Series A Incremental Term Loan, 3.49%, 5/24/24	United States	15,277,728	15,356,500
			98,243,454
Paper Packaging 0.6%
Caraustar Industries Inc., Refinancing Term Loans, 6.796%, 3/14/22.	United States	23,963,918	24,158,625
Personal Products 2.6%
Coty Inc., Term A Loan, 2.977%, 10/27/20	United States	32,435,065	32,394,521
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	73,686,653	68,467,207
			100,861,728
Pharmaceuticals 3.6%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 5.50%,
4/27/24	United States	39,996,893	40,657,562
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 3.444%, 1/31/25	United States	31,049,191	31,234,431
Horizon Pharma Inc., Second Amendment Refinancing Term Loans, 5.00%, 3/29/24 .	United States	10,956,378	11,028,285
RPI Finance Trust,
Term A-3 Loan, 3.046%, 10/14/21	United States	9,139,976	9,157,113
Term B-6 Term Loan, 3.296%, 3/27/23	United States	4,372,215	4,397,831
Valeant Pharmaceuticals International Inc., Series F Tranche B Term Loan, 5.98%,
4/01/22	United States	41,433,626	42,239,386
			138,714,608

|21

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value
[d] Senior Floating Rate Interests (continued)
Restaurants 0.4%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Term B Loans,
3.226%, 6/16/23	United States	$9,088,967	$9,145,773
NPC International Inc., Second Lien Initial Term Loan, 8.727%, 4/20/25	United States	8,228,426	8,362,138
			17,507,911
Retail REITs 0.2%
Capital Automotive LP, Tranche B-2 Term Loan, 4.24%, 3/24/24	United States	8,607,418	8,699,948
Semiconductor Equipment 0.1%
MKS Instruments Inc., Tranche B-3 Term Loans, 3.484%, 4/29/23	United States	2,776,835	2,799,396
Semiconductors 1.1%
MACOM Technology Solutions Holdings Inc., Initial Term Loans, 3.478%, 5/07/24	United States	23,851,088	23,851,089
ON Semiconductor Corp., 2017 Replacement Term Loans, 3.484%, 3/31/23	United States	18,831,093	18,922,894
			42,773,983
Specialized Consumer Services 1.8%
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.30%, 3/15/22	United States	29,167,839	29,105,857
NVA Holdings Inc.,
Second Lien Term Loan, 8.296%, 8/14/22	United States	2,007,870	2,032,968
Term B-2 Loans, 4.796%, 8/14/21.	United States	9,631,319	9,727,632
Sabre GLBL Inc.,
Incremental Term A Loan, 3.734%, 7/18/21	United States	26,557,911	26,591,109
Term B Loan, 3.984%, 2/22/24	United States	1,891,859	1,909,088
			69,366,654
Specialty Chemicals 1.8%
Ashland LLC, Term B Loan, 3.224% - 3.242%, 5/17/24	United States	3,585,174	3,609,076
Axalta Coating Systems U.S. Holdings Inc., Term B-2 Dollar Loans, 3.296%, 6/01/24 .	United States	14,610,745	14,687,949
KMG Chemicals Inc., Initial Term Loan, 5.484%, 6/15/24	United States	4,565,972	4,625,959
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 8.234%, 1/17/20	United States	26,864,314	27,032,216
Tranche B Term Loan, 4.734%, 1/19/20.	United States	11,232,938	11,373,350
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan,
7.952%, 7/31/22	United States	7,800,000	7,840,217
			69,168,767
Specialty Stores 3.2%
General Nutrition Centers Inc., Tranche B Term Loans, 3.74%, 3/04/19	United States	40,274,665	38,999,288
[e] Jo-Ann Stores Inc., Initial Loans, 8.25%, 10/21/23.	United States	5,826,231	5,832,302
PetSmart Inc., Tranche B-2 Loans, 4.23%, 3/11/22	United States	83,087,658	78,989,940
			123,821,530
Technology Distributors 1.9%
Dell International LLC,
Term A-1 Loan, 3.24%, 12/31/18	United States	4,957,500	4,964,009
Term A-3 Loan, 3.24%, 12/31/18	United States	67,306,123	67,468,399
			72,432,408
Technology Hardware, Storage & Peripherals 0.7%
Western Digital Corp.,
Term A Loan, 3.233%, 4/29/21	United States	18,839,286	18,947,612
US Term B-2 Loan, 3.983%, 4/29/23	United States	6,818,375	6,879,631
			25,827,243
Tires & Rubber 0.3%
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.23%, 4/30/19	United States	13,681,318	13,746,879

|22

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
		Principal
	Country	Amount*	Value

[d] Senior Floating Rate Interests (continued)
Trucking 1.9%
The Hertz Corp., Tranche B-1 Term Loan, 3.99%, 6/30/23	United States	$57,689,105	$57,648,549
Pilot Travel Centers LLC, Initial Tranche B Term Loans, 3.234%, 5/25/23	United States	16,119,000	16,247,952
			73,896,501
Total Senior Floating Rate Interests
(Cost $3,169,324,408)			3,149,548,395

Asset-Backed Securities 9.7%
Other Diversified Financial Services 9.7%
[f] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	3,540,000	3,550,832
[d,f] Ballyrock CLO LLC, 2014-1A, BR, 144A, FRN, 3.407%, 10/20/26	United States	5,200,000	5,210,504
[d,f] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 2.484%, 7/15/26	United States	8,625,000	8,635,609
[d,f] BlueMountain CLO Ltd., 2012-2A, AR, 144A, FRN, 2.592%, 11/20/28	United States	22,160,000	22,252,850
[d,f] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 2.724%, 4/15/29	United States	45,000,000	45,006,300
[d,f] Carlyle Global Market Strategies CLO Ltd.,
2014-2A, AR, 144A, FRN, 2.432%,5/15/25	United States	5,000,000	5,008,600
2015-2A, A1, 144A, FRN, 2.787%,4/27/27.	United States	16,535,000	16,530,866
[d,f] Carlyle U.S. CLO Ltd., 2017-1A, A1A, 144A, FRN, 2.461%, 4/20/31	United States	24,000,000	24,066,720
[d,f] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.311%,1/30/25	United States	3,850,000	3,857,623
2014-22A, A1R, 144A, FRN, 2.589%,11/07/26	United States	5,000,000	5,038,750
2014-22A, BR, 144A, FRN, 4.129%,11/07/26.	United States	7,400,000	7,484,286
[d,f] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.504%, 7/15/26	United States	6,510,000	6,522,043
[f] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25.	United States	3,600,000	3,616,704
[d,f] Flatiron CLO Ltd., 2014-1A, A1R, 144A, FRN, 2.338%, 7/17/26	United States	16,400,000	16,441,328
[f] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	3,500,000	3,516,100
[d,f] LCM XXI LP, 21A, A, 144A, FRN, 2.857%, 4/20/28	United States	30,320,000	30,508,894
[d,f] LCM XXIV Ltd., 24A, A, 144A, FRN, 2.617%, 3/20/30	United States	52,000,000	52,247,520
[d,f] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 2.844%, 7/25/29	United States	17,200,000	17,467,976
[d,f] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 2.694%, 7/18/28	United States	3,140,000	3,162,514
[d,f] Octagon Investment Partners 24 Ltd., 2015-1A, A1, 144A, FRN, 2.622%, 5/21/27	United States	3,300,000	3,301,155
[d,f] Octagon Investment Partners 30 Ltd., 144A, FRN, 2.627%, 3/17/30	United States	23,071,429	23,133,030
[d,f] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 3.61%, 7/20/30	United States	4,208,540	4,210,897
[d,f] Octagon Investment Partners XIX Ltd., 2014-14, AR, 144A, FRN, 2.404%, 4/15/26	United States	5,600,000	5,594,232
[d,f] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN, 3.663%, 7/25/30	United States	9,671,118	9,671,118
[d,f] Venture XXIV CLO Ltd., 2016-24A, A1D, 144A, FRN, 2.727%, 10/20/28	United States	34,000,000	34,340,000
[d,f] Voya CLO Ltd.,
2017-3A, B, 144A, FRN, 3.668%,7/20/30.	United States	8,362,537	8,357,687
2015-1A, A1, 144A, FRN, 2.784%,4/18/27.	United States	6,900,000	6,919,941
Total Asset-Backed Securities (Cost $374,416,712)			375,654,079
Total Investments before Short Term Investments
(Cost $3,603,635,957)			3,576,413,385

Short Term Investments 9.2%
[d] Senior Floating Rate Interests (Cost $235,509) 0.0%†
[e] Marshall Broadcasting Group Inc., Term Loan A-2, 5.25%, 6/28/18	United States	235,687	235,982

|23

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Daily Access Fund (continued)
	Country	Shares	Value
Money Market Funds (Cost $358,152,194) 9.2%
[c,g] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	358,152,194	$358,152,194
Total Investments (Cost $3,962,023,660) 101.4%			3,934,801,561
Other Assets, less Liabilities (1.4)%			(53,555,152)
Net Assets 100.0%			$3,881,246,409

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 6 regarding restricted securities.
cSee Note 8 regarding investments in affiliated management investment companies.
dThe coupon rate shown represents the rate at period end.
eA portion or all of the security purchased on a delayed delivery basis.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
gThe rate shown is the annualized seven-day yield at period end.

At July 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
Unamortized
	Periodic				Upfront
	Payment		Notional	Expiration	Payments Unrealized Unrealized
Description	Rate	Exchange	Amount	Date	(Receipts) Appreciation Depreciation	Value	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.26	5.00%	ICE	$50,688,000	6/20/21	$(3,710,522) $ — $(753,122)	$(4,463,644)
See Abbreviations on page 85.

|24

	FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2017 (unaudited)
Franklin Low Duration Total Return Fund
		Shares/
	Country	Warrants		Value

Common Stocks and Other Equity Interests 0.1%
Energy 0.1%
[a] Energy XXI Gulf Coast Inc	United States	57,719		$1,142,259
[a] Halcon Resources Corp	United States	98,168		643,982
[a] Halcon Resources Corp., wts., 9/09/20.	United States	8,753		8,315
[a] Linn Energy Inc	United States	8,053		283,063
				2,077,619
Materials 0.0%†
[a] Verso Corp., A	United States	1,387		6,630
[a] Verso Corp., wts., 7/25/23	United States	146		22
				6,652
Retailing 0.0%†
[a,b] Holdco 2, A	South Africa	12,326,925		9,352
[a,b] Holdco 2, B	South Africa	1,226,701		931
				10,283
Total Common Stocks and Other Equity Interests
(Cost $5,980,585)				2,094,554

Management Investment Companies 2.0%
Diversified Financials 2.0%
[c] Franklin Lower Tier Floating Rate Fund	United States	1,893,663		19,902,401
[c] Franklin Middle Tier Floating Rate Fund	United States	2,389,308		23,964,755
PowerShares Senior Loan Portfolio ETF	United States	380,000		8,842,600
Total Management Investment Companies
(Cost $50,273,822)				52,709,756

		Principal
		Amount*

Corporate Bonds 34.6%
Automobiles & Components 0.9%
Delphi Automotive PLC, senior note, 3.15%, 11/19/20	United States	10,500,000		10,770,112
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20.	United Kingdom	4,000,000		4,175,000
Ford Motor Credit Co. LLC,
senior note, 2.597%, 11/04/19	United States	4,000,000		4,040,000
senior note, 3.157%, 8/04/20	United States	3,500,000		3,581,309
				22,566,421
Banks 8.5%
[d] ANZ New Zealand International Ltd. of London, senior note, 144A,
2.85%, 8/06/20	New Zealand	7,500,000		7,617,476
[e] Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.875%,
4/16/21	Italy	6,300,000	EUR	8,045,653
[e] Banco Popular Espanol SA, secured note, Reg S, 1.00%, 3/03/22.	Spain	2,800,000	EUR	3,416,568
Bank of America Corp.,
senior note, 2.65%, 4/01/19	United States	9,300,000		9,418,770
[f] senior note, FRN, 2.344%, 1/15/19	United States	16,671,000		16,863,867
Barclays PLC, senior note, 3.25%, 1/12/21	United Kingdom	7,000,000		7,154,175
BB&T Corp.,
senior note, 2.05%, 6/19/18	United States	1,000,000		1,004,115
[f] senior note, FRN, 1.83%, 2/01/19	United States	2,000,000		2,015,188

Quarterly Statement of Investments | See Notes to Statements of Investments. | 25

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
Citigroup Inc.,
senior note, 2.40%, 2/18/20	United States	11,300,000		$11,399,835
[f] senior note, FRN, 2.15%, 6/07/19	United States	5,000,000		5,049,080
Depfa ACS Bank, secured bond, 2.125%, 10/13/17	Ireland	5,000,000	CHF	5,193,470
HSBC Holdings PLC, senior note, 3.40%, 3/08/21	United Kingdom	3,300,000		3,415,269
HSBC USA Inc., senior note, 2.00%, 8/07/18	United States	7,500,000		7,526,550
Industrial and Commercial Bank of China Ltd./New York, senior note,
3.231%, 11/13/19	China	5,400,000		5,501,952
[d,f] ING Bank NV, senior note, 144A, FRN, 1.989%, 10/01/19	Netherlands	5,000,000		5,032,600
Intesa Sanpaolo SpA,
senior note, 3.875%, 1/16/18	Italy	5,900,000		5,952,127
senior note, 3.875%, 1/15/19	Italy	10,100,000		10,350,985
JPMorgan Chase & Co.,
senior note, 1.85%, 3/22/19	United States	8,000,000		8,007,656
senior note, 2.20%, 10/22/19	United States	21,400,000		21,543,166
senior note, 2.40%, 6/07/21	United States	2,600,000		2,609,272
[d] Norddeutsche Landesbank Girozentrale, secured note, 144A, 2.00%,
2/05/19	Germany	6,500,000		6,524,927
PHH Corp., senior note, 7.375%, 9/01/19	United States	1,800,000		1,975,500
Regions Financial Corp., senior note, 2.00%, 5/15/18	United States	4,500,000		4,508,514
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	6,300,000		6,310,345
[d] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/21	Canada	12,700,000		12,752,743
Wells Fargo & Co.,
senior note, 2.50%, 3/04/21	United States	2,600,000		2,621,440
[f] senior note, FRN, 2.193%, 7/22/20	United States	21,600,000		21,920,674
[d] Westpac Banking Corp.,
secured note, 144A, 2.10%, 2/25/22	Australia	9,700,000		9,683,946
senior secured note, 144A, 2.25%, 11/09/20	Australia	6,300,000		6,324,538
[d] Woori Bank, sub. note, 144A, 4.75%, 4/30/24	South Korea	5,300,000		5,568,498
				225,308,899
Capital Goods 0.8%
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	2,800,000		2,880,500
John Deere Capital Corp.,
senior note, 1.30%, 3/12/18	United States	1,700,000		1,700,485
senior note, 1.95%, 3/04/19	United States	3,750,000		3,772,841
Lockheed Martin Corp., senior note, 1.85%, 11/23/18	United States	4,200,000		4,214,062
United Technologies Corp., senior note, 4.50%, 4/15/20	United States	7,500,000		8,049,682
				20,617,570
Commercial & Professional Services 0.0%†
Republic Services Inc., senior note, 3.80%, 5/15/18.	United States	1,035,000		1,053,136
Consumer Durables & Apparel 0.7%
Beazer Homes USA Inc., senior note, 5.75%, 6/15/19	United States	13,000,000		13,601,250
KB Home, senior note, 4.75%, 5/15/19.	United States	4,000,000		4,130,000
				17,731,250
Consumer Services 0.4%
Marriott International Inc., senior note, 2.875%, 3/01/21	United States	10,000,000		10,174,660
Diversified Financials 4.6%
American Express Credit Corp., senior note, 1.55%, 9/22/17	United States	4,600,000		4,600,796
[f] Bank of New York Mellon Corp., senior note, FRN, 2.049%, 8/17/20	United States	6,400,000		6,531,725
Capital One Bank USA NA, senior note, 2.30%, 6/05/19	United States	11,900,000		11,947,552

|26

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
Capital One Financial Corp.,
senior note, 2.50%, 5/12/20	United States	3,900,000	$3,930,092
senior note, 3.05%, 3/09/22	United States	9,600,000	9,773,174
[f] Deutsche Bank AG, senior note, FRN, 2.482%, 8/20/20	Germany	7,500,000	7,584,750
[f] The Goldman Sachs Group Inc., senior note, FRN, 2.446%, 9/15/20	United States	23,000,000	23,421,291
[d] Hutchison Whampoa International 14 Ltd., senior note, 144A, 1.625%,
10/31/17	Hong Kong	4,700,000	4,699,577
[d] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	400,000	424,500
[f] Morgan Stanley, senior note, FRN, 2.457%, 1/27/20	United States	22,400,000	22,765,098
Navient Corp., senior note, 5.50%, 1/15/19	United States	3,400,000	3,540,250
[d] Park Aerospace Holdings Ltd., senior note, 144A, 5.25%, 8/15/22.	Ireland	3,100,000	3,156,203
[d] Pricoa Global Funding I, secured note, 144A, 2.55%, 11/24/20	United States	5,600,000	5,680,884
[d] Protective Life Global Funding,
secured note, 144A, 2.262%, 4/08/20	United States	7,000,000	7,014,462
senior secured note, 144A, 1.722%, 4/15/19	United States	4,300,000	4,274,596
[d,f] Seven and Seven Ltd., senior note, 144A, FRN, 2.43%, 9/11/19	South Korea	1,000,000	998,860
			120,343,810
Energy 2.3%
Anadarko Petroleum Corp., senior note, 4.85%, 3/15/21.	United States	6,100,000	6,515,142
[d] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	1,656,000	1,063,980
[d] CNPC General Capital Ltd., senior note, 144A, 1.95%, 4/16/18.	China	1,500,000	1,499,640
Enable Midstream Partners LP, senior note, 2.40%, 5/15/19	United States	3,700,000	3,692,356
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	2,600,000	2,713,178
EnLink Midstream Partners LP, senior note, 2.70%, 4/01/19	United States	800,000	802,231
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	7,500,000	7,573,860
[d] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%,
1/15/18	United States	2,500,000	2,545,842
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	4,500,000	4,584,663
[d] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	1,300,000	1,285,232
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
2/01/21	United States	5,000,000	5,467,305
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	1,900,000	1,729,000
[d] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A,
2.50%, 4/28/20	China	7,400,000	7,443,327
[d] Sinopec Group Overseas Development 2017 Ltd., senior note, 144A,
2.375%, 4/12/20	China	5,100,000	5,115,244
[f] Statoil ASA, senior note, FRN, 1.639%, 11/08/18	Norway	6,900,000	6,931,050
Williams Partners LP, senior note, 4.125%, 11/15/20	United States	1,700,000	1,786,229
			60,748,279
Food & Staples Retailing 0.7%
The Kroger Co., senior note, 2.60%, 2/01/21	United States	7,500,000	7,541,137
Walgreen Co., senior bond, 3.10%, 9/15/22	United States	5,300,000	5,420,337
Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	5,900,000	5,903,646
			18,865,120
Food, Beverage & Tobacco 1.5%
Anheuser-Busch InBev Finance Inc., senior note, 2.65%, 2/01/21	Belgium	8,500,000	8,648,622
Coca-Cola Femsa SAB de CV, senior note, 2.375%, 11/26/18.	Mexico	5,500,000	5,517,573
[d] Imperial Brands Finance PLC, senior note, 144A, 2.95%, 7/21/20	United Kingdom	6,000,000	6,116,907
[d] JBS USA LLC/Finance Inc., senior note, 144A, 7.25%, 6/01/21	United States	2,500,000	2,553,125
Kraft Heinz Foods Co., senior note, 2.00%, 7/02/18	United States	6,400,000	6,419,296

|27

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
[f] Mondelez International Inc., senior note, FRN, 1.69%, 2/01/19	United States	500,000	$501,653
Reynolds American Inc., senior note, 2.30%, 6/12/18.	United Kingdom	8,800,000	8,843,622
			38,600,798
Health Care Equipment & Services 1.0%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	1,000,000	999,981
CHS/Community Health Systems Inc., senior note, 7.125%, 7/15/20	United States	2,000,000	1,941,176
Edwards Lifesciences Corp., senior note, 2.875%, 10/15/18	United States	1,600,000	1,617,030
HCA Inc., senior secured note, first lien, 4.25%, 10/15/19.	United States	3,000,000	3,105,000
Stryker Corp., senior note, 2.00%, 3/08/19	United States	10,100,000	10,144,541
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	1,825,000	1,888,875
Zimmer Holdings Inc., senior note, 2.70%, 4/01/20	United States	7,500,000	7,595,565
			27,292,168
Household & Personal Products 0.6%
Avon Products Inc., senior note, 6.60%, 3/15/20	United Kingdom	10,000,000	10,225,000
Colgate-Palmolive Co., senior note, 0.90%, 5/01/18	United States	2,200,000	2,192,452
The Procter & Gamble Co., senior note, 1.70%, 11/03/21	United States	3,200,000	3,174,982
			15,592,434
Insurance 1.5%
[d] Jackson National Life Global Funding, secured note, 144A, 2.25%,
4/29/21	United States	7,600,000	7,552,348
[d] Metropolitan Life Global Funding I, senior secured bond, 144A,
3.875%, 4/11/22	United States	5,900,000	6,275,800
[d] New York Life Global Funding,
secured note, 144A, 2.10%, 1/02/19	United States	10,000,000	10,069,500
secured note, 144A, 2.15%, 6/18/19	United States	6,400,000	6,444,877
[d] Nuveen Finance LLC, senior note, 144A, 2.95%, 11/01/19	United States	4,200,000	4,276,125
[f] Prudential Financial Inc., senior note, FRN, 1.962%, 8/15/18	United States	5,700,000	5,738,464
			40,357,114
Materials 0.2%
[d] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A,
6.50%, 5/15/21	Australia	3,500,000	3,709,195
EI du Pont de Nemours & Co., senior note, 2.20%, 5/01/20	United States	1,400,000	1,411,395
[d] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 4.75%,
5/15/22	Australia	1,100,000	1,138,709
			6,259,299
Media 1.3%
CBS Corp., senior note, 2.30%, 8/15/19	United States	8,437,000	8,500,024
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	3,500,000	3,683,750
senior note, 8.625%, 2/15/19	United States	3,000,000	3,292,500
[d] NBCUniversal Enterprise Inc., senior note, 144A, 1.974%, 4/15/19	United States	10,000,000	10,048,420
Time Warner Inc., senior note, 2.10%, 6/01/19	United States	8,500,000	8,524,497
			34,049,191
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AbbVie Inc., senior note, 1.80%, 5/14/18	United States	8,600,000	8,614,027
Actavis Funding SCS, senior note, 2.35%, 3/12/18	United States	6,200,000	6,227,075
[f] Amgen Inc., senior note, FRN, 1.772%, 5/22/19	United States	6,200,000	6,249,284
Baxalta Inc., senior note, 2.00%, 6/22/18	United States	10,200,000	10,223,317
Biogen Inc., senior note, 2.90%, 9/15/20	United States	7,500,000	7,702,515

|28

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Celgene Corp., senior note, 2.30%, 8/15/18	United States	3,000,000		$3,020,520
[d] Valeant Pharmaceuticals International Inc., senior note, 144A,
5.375%, 3/15/20	United States	3,800,000		3,700,250
				45,736,988
Real Estate 0.2%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	4,800,000		4,908,874
Retailing 0.7%
Dollar General Corp., senior note, 1.875%, 4/15/18	United States	8,200,000		8,205,962
JD.com Inc., senior note, 3.125%, 4/29/21	China	5,300,000		5,311,607
[d,g] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	920,500		41,319
[d,g] K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	144,913		130,599
[d] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	4,700,000		4,259,375
				17,948,862
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	5,200,000		5,245,568
Software & Services 0.9%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	11,900,000		11,998,234
Fiserv Inc., senior note, 2.70%, 6/01/20	United States	11,300,000		11,482,597
				23,480,831
Technology Hardware & Equipment 1.7%
[f] Apple Inc., senior note, FRN, 1.422%, 5/03/18	United States	7,300,000		7,317,082
Cisco Systems Inc., senior note, 2.45%, 6/15/20	United States	8,700,000		8,873,417
[d] Dell International LLC/EMC Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19.	United States	6,400,000		6,554,157
[f] Hewlett Packard Enterprise Co., senior note, FRN, 3.231%, 10/05/18 .	United States	8,100,000		8,252,288
Juniper Networks Inc.,
senior note, 3.125%, 2/26/19	United States	7,500,000		7,645,027
senior note, 3.30%, 6/15/20	United States	500,000		513,925
[d] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	6,500,000		6,686,875
				45,842,771
Telecommunication Services 1.2%
AT&T Inc., senior note, 2.45%, 6/30/20	United States	7,400,000		7,458,978
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20	Luxembourg	2,000,000		1,930,000
[d] Sprint Communications Inc., senior note, 144A, 9.00%, 11/15/18	United States	371,000		402,071
[d] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien, 144A,
3.36%, 3/20/23	United States	2,500,000		2,541,951
Telefonica Emisiones S.A.U., senior note, 3.192%, 4/27/18.	Spain	2,300,000		2,325,565
T-Mobile USA Inc., senior note, 4.00%, 4/15/22.	United States	1,800,000		1,881,000
Verizon Communications Inc.,
senior note, 2.625%, 2/21/20	United States	8,824,000		8,986,132
[f] senior note, FRN, 2.992%, 9/14/18	United States	4,800,000		4,888,843
				30,414,540
Transportation 0.5%
[d,h] DAE Funding LLC, senior note, 144A, 4.00%, 8/01/20	United Arab Emirates	2,100,000		2,139,375
FedEx Corp., senior note, 0.50%, 4/09/20.	United States	7,100,000	EUR	8,493,361
XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	3,275,000		3,334,359
				13,967,095

|29

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities 2.5%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	12,355,000	$12,046,125
Dominion Energy Inc., senior note, 2.50%, 12/01/19	United States	9,500,000	9,598,857
Duke Energy Corp., senior note, 2.10%, 6/15/18	United States	5,100,000	5,120,798
[d,i] Engie SA, senior note, 144A, 1.625%, 10/10/17	France	1,000,000	999,955
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	7,700,000	7,858,466
Sempra Energy, senior note, 2.85%, 11/15/20.	United States	9,600,000	9,782,458
The Southern Co.,
senior note, 2.45%, 9/01/18	United States	7,000,000	7,052,808
senior note, 2.35%, 7/01/21	United States	6,500,000	6,487,708
[d] State Grid Overseas Investment 2013 Ltd., senior note, 144A, 1.75%,
5/22/18	China	2,000,000	1,996,590
[d] State Grid Overseas Investment 2014 Ltd., senior note, 144A, 2.75%,
5/07/19	China	2,200,000	2,223,716
[d] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	1,900,000	1,681,500
Virginia Electric & Power Co., senior note, 1.20%, 1/15/18	United States	900,000	898,419
			65,747,400
Total Corporate Bonds (Cost $904,983,215)			912,853,078

[f] Senior Floating Rate Interests 3.6%
Automobiles & Components 0.1%
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.23%,
4/30/19	United States	178,394	179,249
TI Group Automotive Systems LLC, Initial US Term Loan, 3.984%,
6/30/22	United States	1,593,041	1,600,010
			1,779,259
Capital Goods 0.0%†
Allison Transmission Inc., Term Loans, 3.24%, 9/23/22	United States	872,614	879,249
Harsco Corp., Initial Term Loan, 6.25%, 11/02/23	United States	134,880	137,620
Leidos (Abacus Innovations Corp.), B Term Loan, 3.50%, 8/16/23	United States	211,258	213,216
			1,230,085
Commercial & Professional Services 0.0%†
KAR Auction Services Inc., Term Loan B, 3.813%, 3/09/23.	United States	709,433	715,493
Consumer Services 0.6%
[j] Aristocrat Technologies Inc., Term B-2 Loans, 3.557%, 10/20/21.	United States	2,557,243	2,570,838
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.30%, 3/15/22	United States	1,555,664	1,552,358
[j] Caesars Entertainment Operating Co. LLC, Term B Loans, 5.75%,
8/31/24	United States	3,166,833	3,180,687
[j] Eldorado Resorts Inc., Initial Term Loan, 3.563%, 4/17/24	United States	2,400,000	2,399,501
Fitness International LLC, Term A Loan, 4.484%, 4/01/20	United States	3,068,923	3,071,802
[j] Greektown Holdings LLC, Initial Term Loan, 4.234%, 4/25/24	United States	3,342,343	3,351,220
			16,126,406
Diversified Financials 0.1%
First Eagle Investment Management LLC, Initial Term Loans, 4.796%,
12/01/22	United States	890,242	902,762
Russell Investments US Institutional Holdco Inc., Initial Term Loan,
6.972%, 6/01/23	United States	600,705	607,838
			1,510,600

|30

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Energy 0.4%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 6.984%,
8/14/20	United States	1,980,138	$1,917,433
Fieldwood Energy LLC, Loans, 4.171%, 10/01/18	United States	5,036,382	4,850,666
[j] Foresight Energy LLC, Term Loans, 7.046%, 3/28/22.	United States	1,306,009	1,265,741
International Seaways Inc., Initial Term Loans, 6.79%, 6/22/22	United States	875,000	869,531
OSG Bulk Ships Inc., Initial Term Loan, 5.43%, 8/05/19	United States	1,038,624	987,991
			9,891,362
Food & Staples Retailing 0.0%†
Aramark Corp., U.S. Term A Loan, 2.984%, 3/28/22.	United States	155,144	156,017
Smart & Final LLC, First Lien Term Loan, 4.734% - 4.796%, 11/15/22 .	United States	1,217,454	1,192,091
			1,348,108
Food, Beverage & Tobacco 0.3%
JBS USA LUX SA, New Initial Term Loans, 3.757% - 3.804%,
10/30/22	Brazil	6,683,250	6,633,126
Health Care Equipment & Services 0.1%
U.S. Renal Care Inc., Initial Term Loan, 5.546%, 12/31/22	United States	3,690,633	3,634,698
Household & Personal Products 0.2%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%,
4/19/19	United States	3,640,919	3,383,022
Spectrum Brands Inc., USD Term Loans, 3.179% - 3.314%, 6/23/22	United States	1,850,634	1,862,663
			5,245,685
Materials 0.2%
[j] Ashland LLC, Term B Loan, 3.224% - 3.242%, 5/17/24	United States	263,868	265,627
Chemours Co., Tranche B-1 US Term Loans, 3.73%, 5/12/22	United States	2,797,710	2,824,375
Cyanco Intermediate Corp., Initial Term Loan, 5.734%, 5/01/20	United States	550,896	555,487
OCI Beaumont LLC, Term B-3 Loan, 7.929%, 8/20/19	United States	820,905	827,062
Oxbow Carbon LLC, Tranche B Term Loan, 4.734%, 1/19/20	United States	599,683	607,179
			5,079,730
Media 0.3%
Altice US Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 3.483%, 7/28/25.	United States	116,095	116,197
AMC Entertainment Holdings Inc.,
[j] 2016 Incremental Term Loans, 3.476%, 12/15/23	United States	510,609	512,524
Initial Term Loans, 3.476%, 12/15/22.	United States	70,155	70,432
Charter Communications Operating LLC (CCO Safari), Term Loan
A-1, 2.99%, 5/18/21	United States	1,256,250	1,259,054
CSC Holdings LLC (Cablevision), March 2017 Incremental Term
Loans, 3.476%, 7/17/25	United States	1,243,483	1,243,483
Lions Gate Entertainment Corp., Term A Loan, 3.234%, 12/08/21	United States	306,498	307,743
Live Nation Entertainment Inc., Term B-3 Loans, 3.50%, 10/21/23.	United States	44,848	45,149
[j] UPC Financing Partnership (UPC Broadband Holdings BV), Facility
AP, 3.976%, 4/15/25	United States	3,286,447	3,307,398
			6,861,980
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 5.50%, 4/27/24	United States	2,687,915	2,732,314
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.444%, 1/31/25	United States	1,453,285	1,461,955
[j] INC Research Holdings Inc., Initial Term B Loans, 5.50%, 8/01/24	United States	56,620	56,992

|31

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[f] Senior Floating Rate Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
RPI Finance Trust, Term A-3 Loan, 3.046%, 10/14/21	United States	344,132	$344,777
Valeant Pharmaceuticals International Inc., Series F Tranche B Term
Loan, 5.98%, 4/01/22	United States	1,038,420	1,058,614
			5,654,652
Retailing 0.3%
Ascena Retail Group Inc., Tranche B Term Loan, 5.75%, 8/21/22	United States	3,215,811	2,685,203
Dollar Tree Inc., Term A-1 Loans, 3.00%, 7/06/20	United States	379,792	378,956
[j] PetSmart Inc., Tranche B-2 Loans, 4.23%, 3/11/22	United States	4,658,705	4,428,947
			7,493,106
Semiconductors & Semiconductor Equipment 0.2%
MKS Instruments Inc., Tranche B-3 Term Loans, 3.484%, 4/29/23.	United States	168,899	170,272
[j] ON Semiconductor Corp., 2017 Replacement Term Loans, 3.484%,
3/31/23	United States	5,144,421	5,169,499
			5,339,771
Software & Services 0.1%
Global Payments Inc., Term A-2 Loan, 2.944%, 5/02/22	United States	364,067	363,915
MoneyGram International Inc., Term Loan, 4.546%, 3/27/20	United States	2,303,355	2,305,274
Rackspace Hosting Inc., 2017 Refinancing Term B Loans, 4.172%,
11/03/23	United States	225,365	226,661
[j] Wex Inc., Term Loan B, 6.00%, 7/01/23	United States	389,058	393,643
			3,289,493
Technology Hardware & Equipment 0.1%
Ciena Corp., Refinancing Term Loan, 3.728%, 1/28/22	United States	189,048	190,111
CommScope Inc., Tranche 5 Term Loans, 3.296%, 12/29/22	United States	728,253	732,350
Dell International LLC, Term A-3 Loan, 3.24%, 12/31/18	United States	923,168	925,394
Western Digital Corp., US Term B-2 Loan, 3.983%, 4/29/23	United States	635,295	641,002
			2,488,857
Telecommunication Services 0.1%
[j] Consolidated Communications Inc., Initial Term Loan, 4.24%,
10/05/23	United States	3,225,575	3,235,252
Global Tel*Link Corp., Term Loan, 5.296%, 5/23/20	United States	263,937	266,040
			3,501,292
Transportation 0.1%
Air Canada, Term Loan, 3.46%, 10/06/23	Canada	46,798	47,148
Navios Maritime Midstream Partners LP and Navios Maritime
Midstream Partners Finance (US) Inc., Term Loan, 5.78%, 6/18/20	Marshall Islands	1,212,713	1,212,713
Navios Maritime Partners LP, Initial Term Loan, 6.25%, 9/14/20	Greece	2,221,875	2,227,430
United Airlines Inc., Class B Term Loans, 3.561%, 4/01/24	United States	356,403	358,898
XPO Logistics Inc., Loans, 3.554%, 11/01/21	United States	88,294	88,768
			3,934,957
Utilities 0.2%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.49%, 5/03/20 .	United States	2,716,669	2,722,613
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.80%,
6/28/23	United States	155,694	157,348
NRG Energy Inc., Term Loans, 3.546%, 6/30/23	United States	1,138,500	1,141,854
			4,021,815
Total Senior Floating Rate Interests
(Cost $95,990,532)			95,780,475

|32

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities 1.6%
[d] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19 .	China	8,000,000			$8,069,920
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20.	South Korea	11,200,000			11,201,288
Government of Mexico,
7.75%, 12/14/17	Mexico	930,000	[k]	MXN	5,234,324
M, 4.75%, 6/14/18.	Mexico	720,000	[k]	MXN	3,966,750
senior note, 8.50%, 12/13/18	Mexico	1,060,000	[k]	MXN	6,065,207
[d] Government of Serbia, senior note, 144A, 5.25%, 11/21/17	Serbia	1,800,000			1,820,250
Japan Bank for International Cooperation, 2.125%, 6/01/20	Japan	4,100,000			4,111,726
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	2,350	[l]	BRL	771,944
[m]Index Linked, 6.00%, 8/15/18	Brazil	1,810	[l]	BRL	1,783,561
Total Foreign Government and Agency Securities
(Cost $44,059,964)					43,024,970

U.S. Government and Agency Securities 30.6%
[n] U.S. Treasury Bond,
Index Linked, 0.125%, 7/15/22	United States	14,473,094			14,552,421
Index Linked, 0.625%, 1/15/24	United States	11,537,231			11,775,463
U.S. Treasury Note,
1.50%, 12/31/18	United States	50,000,000			50,141,600
1.375%, 2/28/19	United States	40,000,000			40,039,080
1.50%, 2/28/19	United States	76,000,000			76,210,748
1.625%, 3/31/19	United States	80,000,000			80,393,760
3.125%, 5/15/19	United States	90,000,000			92,856,420
1.625%, 6/30/19	United States	50,000,000			50,269,550
3.625%, 8/15/19	United States	98,100,000			102,558,547
1.625%, 8/31/19	United States	37,000,000			37,201,613
3.375%, 11/15/19	United States	100,000,000			104,470,700
[n] Index Linked, 1.875%, 7/15/19	United States	24,344,463			25,368,440
[n] Index Linked, 1.375%, 1/15/20	United States	24,739,017			25,660,422
[n] Index Linked, 0.125%, 4/15/21	United States	18,586,255			18,624,915
[n] Index Linked, 0.125%, 1/15/22	United States	38,925,290			39,044,051
[n] Index Linked, 0.125%, 1/15/23	United States	27,566,185			27,478,717
[n] Index Linked, 0.125%, 7/15/24	United States	10,306,609			10,190,567
Total U.S. Government and Agency Securities
(Cost $809,324,546)					806,837,014

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 24.1%
Automobiles & Components 0.0%†
[f] Countrywide Asset-Backed Certificates,
2001-BC3, A, FRN, 1.712%, 12/25/31	United States	1,412			1,131
2002-3, 1A1, FRN, 1.972%, 5/25/32	United States	1,614			1,559
					2,690
Banks 0.8%
Banc of America Commercial Mortgage Trust,
[f] 2006-1, D, FRN, 5.843%, 9/10/45	United States	1,776,000			1,771,844
2006-4, AJ, 5.695%, 7/10/46	United States	643,365			648,344

|33

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Banks (continued)
[f] Bear Stearns Commercial Mortgage Securities Trust, 2005-T20, E,
FRN, 5.277%, 10/12/42	United States	2,000,000	$1,915,760
[f] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.438%,
7/15/44	United States	831,630	830,351
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	905,173	857,106
[f] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.959%, 7/10/38	United States	4,448,000	4,191,207
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19	United States	556,010	571,496
[f] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 2.282%,
12/25/34	United States	259,852	261,814
[f] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.982%,
3/25/34	United States	263,877	264,099
[f] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49	United States	2,200,000	2,218,314
[f] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN,
5.959%, 7/10/38	United States	273,928	273,623
[f] Impac Secured Assets CMN Owner Trust, 2004-4, M1, FRN, 1.997%,
2/25/35	United States	1,120,000	1,107,751
[f] LB-UBS Commercial Mortgage Trust, 2006-C1, AJ, FRN, 5.276%,
2/15/41	United States	843,706	844,009
[f] Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 1.972%, 3/25/28	United States	455,267	436,979
2005-1, 2A2, FRN, 3.076%, 4/25/35	United States	370,761	361,407
2006-3, 2A1, FRN, 3.181%, 10/25/36	United States	2,618,649	2,580,956
[f] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
1.967%, 1/25/35	United States	220,584	221,212
[d,f] Wachovia Bank Commercial Mortgage Trust, 2003-C7, F, 144A, FRN,
6.136%, 10/15/35	United States	384,568	384,164
[f] Wells Fargo Mortgage Backed Securities Trust,
2005-AR, 1A1, FRN, 3.129%, 2/25/35	United States	1,524,632	1,551,232
2005-AR9, 2A2, FRN, 3.206%, 10/25/33	United States	163,466	162,583
			21,454,251
Diversified Financials 22.8%
[f] American Express Credit Account Master Trust, 2008-2, A, FRN,
2.486%, 9/15/20	United States	2,900,000	2,919,389
[f] American Home Mortgage Investment Trust,
2004-3, 4A, FRN, 2.948%, 10/25/34	United States	2,714,480	2,669,769
2005-1, 6A, FRN, 3.449%, 6/25/45	United States	1,338,437	1,358,858
[f] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 2.057%, 6/25/34	United States	906,921	909,664
[d] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,900,000	1,905,814
[d,f] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	United States	1,192,295	1,203,812
[f] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 1.592%, 10/25/35	United States	632,768	632,708
[d,f] Atrium IX, 9A, AR, 144A, FRN, 2.44%, 5/28/30	United States	2,000,000	2,015,863
[d,f] Atrium X, 10A, CR, 144A, FRN, 3.254%, 7/16/25	United States	2,230,000	2,238,831
[d,f] Atrium XI, 11A, CR, 144A, FRN, 3.463%, 10/23/25	United States	6,750,000	6,777,472
[f] Bear Stearns ALT-A Trust,
[o] 2004-10, 1A3, FRN, 2.232%, 9/25/34	United States	614,238	614,936
2004-13, A2, FRN, 2.112%, 11/25/34	United States	73,578	71,716

|34

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[d,f] BlueMountain CLO Ltd., 2013-3A, A, 144A, FRN, 2.57%, 10/29/25	United States	1,448,215	$1,448,229
[d,f] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 3.637%,
7/20/29	United States	1,361,000	1,356,618
[d,f] Burnham Park CLO Ltd., 2016-1A, A, 144A, FRN, 2.737%, 10/20/29	United States	2,240,000	2,249,834
[f] Capital One Multi-Asset Execution Trust, 2007-A5, A5, FRN, 1.266%,
7/15/20	United States	10,200,000	10,200,130
[d,f] Carlyle Global Market Strategies CLO Ltd., 2012-4A, AR, 144A, FRN,
2.757%, 1/20/29	United States	2,800,000	2,831,360
[d] Carlyle U.S. CLO Ltd.,
[f] 2017-2A, B, 144A, FRN, 3.731%, 7/20/31	United States	2,110,000	2,110,844
[f] 2017-1A, A1A, 144A, FRN, 2.461%, 4/20/31	United States	1,000,000	1,002,780
[h,p] 2017-3A, B, 144A, FRN, 7/20/29.	United States	1,250,000	1,250,000
[d,f] Catamaran CLO Ltd.,
2013-1A, A, 144A, FRN, 2.467%, 1/27/25	United States	3,000,000	3,003,969
2014-2A, BR, 144A, FRN, 4.254%, 10/18/26	United States	3,011,300	3,027,681
[d,f] Cent CLO, 2013-17A, A1, 144A, FRN, 2.611%, 1/30/25	United States	8,086,562	8,096,266
[d,f] Cent CLO 20 Ltd., 13-20A, AR, 144A, FRN, 2.414%, 1/25/26	United States	4,000,000	4,001,400
[d,f] Cent CLO LP,
2014-22A, A1R, 144A, FRN, 2.589%, 11/07/26	United States	2,800,000	2,821,700
2014-22A, BR, 144A, FRN, 4.129%, 11/07/26	United States	4,050,000	4,096,129
[d] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	United States	2,227,000	2,084,784
[f] Chase Funding Trust, 2004-2, 2A2, FRN, 1.732%, 2/26/35	United States	12,256	11,916
Chase Issuance Trust,
[f] 2013-A3, A3, FRN, 1.506%, 4/15/20	United States	6,147,000	6,157,614
[f] 2014-A5, A5, FRN, 1.596%, 4/15/21	United States	7,310,000	7,339,949
2015-A2, A2, 1.59%, 2/18/20	United States	8,200,000	8,208,072
2015-A7, A7, 1.62%, 7/15/20	United States	5,005,000	5,010,684
[d,f] Colony American Homes,
[o] 2014-1A, A, 144A, FRN, 2.376%, 5/17/31	United States	4,310,603	4,336,383
2014-1A, C, 144A, FRN, 3.076%, 5/17/31	United States	700,000	706,217
2015-1A, A, 144A, FRN, 2.426%, 7/17/32	United States	5,166,524	5,204,862
[f] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%,
3/01/33	United States	907,257	1,001,614
Conseco Financial Corp.,
1997-3, A7, 7.64%, 3/15/28	United States	651,229	664,741
1998-6, A8, 6.66%, 6/01/30	United States	6,521,242	6,945,475
[d] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	5,290,000	5,443,468
[f] Countrywide Home Loans,
2004-11, 2A1, FRN, 3.153%, 7/25/34	United States	2,136,133	2,147,447
2004-6, 1A1, FRN, 3.574%, 5/25/34	United States	1,945,239	1,935,827
[d,f] CSMC Trust, 2014-IVR3, A1, 144A, FRN, 3.50%, 7/25/44	United States	2,708,693	2,746,836
Discover Card Execution Note Trust,
[f] 2013-A6, A6, FRN, 1.676%, 4/15/21	United States	5,520,000	5,541,440
[f] 2014-A1, A1, FRN, 1.656%, 7/15/21	United States	7,690,000	7,727,987
2014-A5, A, 1.39%, 4/15/20	United States	2,060,000	2,060,048

|35

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[d,f] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 2.734%,
10/15/28	United States	12,415,000	$12,499,422
[d,f] Dryden 34 Senior Loan Fund, 14-34A, AR, 144A, FRN, 2.464%,
10/15/26	United States	3,000,000	3,001,020
[d,f] Dryden 38 Senior Loan Fund, 2015-38A, A, 144A, FRN, 2.734%,
7/15/27	United States	9,642,857	9,698,400
[d,f] Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 3.678%,
7/18/30	United States	870,000	869,965
[d,h,p] Dryden 50 Senior Loan Fund,
2017-50A, A1, 144A, FRN, 7/15/30	United States	2,640,000	2,640,000
2017-50A, C, 144A, FRN, 7/15/30.	United States	2,150,000	2,150,000
[d,f] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.504%, 7/15/26	United States	5,266,000	5,275,742
[f] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.432%, 2/25/24	United States	346,368	358,045
2014-DN3, M2, FRN, 3.632%, 8/25/24	United States	90,963	91,135
2014-DN3, M3, FRN, 5.232%, 8/25/24	United States	2,770,000	3,023,158
2014-HQ1, M2, FRN, 3.732%, 8/25/24	United States	3,557,900	3,609,013
2014-HQ3, M2, FRN, 3.882%, 10/25/24	United States	2,639,717	2,659,255
2015-DN1, M2, FRN, 3.632%, 1/25/25	United States	1,913,813	1,920,928
2015-DN1, M3, FRN, 5.382%, 1/25/25	United States	9,400,000	10,180,262
2015-DNA1, M2, FRN, 3.082%, 10/25/27	United States	10,530,000	10,836,357
2015-DNA1, M3, FRN, 4.532%, 10/25/27	United States	350,000	391,720
2015-DNA2, M2, FRN, 3.832%, 12/25/27	United States	10,636,746	10,923,200
2015-DNA2, M3, FRN, 5.132%, 12/25/27	United States	11,925,000	13,190,095
2015-DNA3, M2, FRN, 4.082%, 4/25/28	United States	8,447,599	8,800,973
2015-HQ1, M2, FRN, 3.432%, 3/25/25	United States	6,051,887	6,134,280
2015-HQ1, M3, FRN, 5.032%, 3/25/25	United States	8,725,000	9,484,297
2015-HQA1, M2, FRN, 3.882%, 3/25/28	United States	11,129,286	11,450,404
2015-HQA2, M2, FRN, 4.032%, 5/25/28	United States	11,963,996	12,395,557
2016-DNA1, M2, FRN, 4.132%, 7/25/28	United States	330,000	343,802
2016-DNA2, M2, FRN, 3.432%, 10/25/28	United States	2,270,000	2,319,146
2016-HQ1, M1, FRN, 2.982%, 9/25/28	United States	1,972,502	1,983,469
2016-HQA1, M2, FRN, 3.982%, 9/25/28	United States	655,000	681,249
2016-HQA2, M2, FRN, 3.482%, 11/25/28	United States	1,160,000	1,199,943
2016-HQA3, M2, FRN, 2.582%, 3/25/29	United States	250,000	254,763
[f] First Horizon Alternative Mortgage Securities Trust, 2004-AA5, 2A1,
FRN, 2.833%, 12/25/34	United States	1,349,351	1,321,051
[d,f] Flagship CLO VIII Ltd., 2014-8A, AR, 144A, FRN, 2.554%, 1/16/26	United States	5,545,000	5,567,845
[f] FNMA Connecticut Avenue Securities,
2013-C01, M1, FRN, 3.232%, 10/25/23	United States	2,670,658	2,700,808
2014-C02, 2M1, FRN, 2.182%, 5/25/24	United States	150,625	150,878
2014-C03, 1M2, FRN, 4.232%, 7/25/24	United States	12,579,000	13,450,668
2014-C03, 2M2, FRN, 4.132%, 7/25/24	United States	3,395,000	3,600,871
2014-C04, 1M1, FRN, 6.132%, 11/25/24	United States	282,320	325,787
2014-C04, 2M2, FRN, 6.232%, 11/25/24	United States	3,989,468	4,533,067
2015-C01, 1M2, FRN, 5.532%, 2/25/25	United States	9,808,748	10,664,050
2015-C01, 2M2, FRN, 5.782%, 2/25/25	United States	10,972,277	11,887,606
2015-C02, 1M2, FRN, 5.232%, 5/25/25	United States	2,805,705	3,035,001
2015-C02, 2M2, FRN, 5.232%, 5/25/25	United States	9,932,833	10,654,304
2015-C03, 1M2, FRN, 6.232%, 7/25/25	United States	9,234,482	10,351,895
2015-C03, 2M2, FRN, 6.232%, 7/25/25	United States	8,627,000	9,559,203

|36

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[f] FNMA Connecticut Avenue Securities, (continued)
2017-C01, 1M2, FRN, 4.782%, 7/25/29	United States	6,805,000	$7,327,070
[d,f] Galaxy CLO Ltd., 2014-17A, AR, 144A, FRN, 2.704%, 7/15/26	United States	1,710,000	1,718,892
[d,f] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 2.554%, 4/15/25	United States	9,653,908	9,676,788
[o] GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B,
4.936%, 5/10/43	United States	589,949	30,173
[f] Greenpoint Manufactured Housing, 1999-5, M1A, FRN, 8.30%,
10/15/26	United States	800,341	872,449
[f,q] GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 1.025%,
5/10/50	United States	7,976,132	373,188
[f] GSAA Home Equity Trust,
2005-5, M3, FRN, 2.177%, 2/25/35	United States	5,051,611	5,023,018
2005-6, A3, FRN, 1.602%, 6/25/35	United States	298,686	299,352
[f] GSAMP Trust, 2005-HE3, M2, FRN, 2.237%, 6/25/35	United States	731,457	736,021
[f] GSR Mortgage Loan Trust, 2005-AR1, 1A1, FRN, 5.277%, 1/25/35	United States	473,453	466,716
[d] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	570,000	572,622
[d,f] Invitation Homes Trust,
2014-SFR2, A, 144A, FRN, 2.326%, 9/17/31	United States	4,294,472	4,309,494
2014-SFR2, B, 144A, FRN, 2.829%, 9/17/31	United States	8,500,000	8,507,078
2015-SFR1, A, 144A, FRN, 2.676%, 3/17/32	United States	2,356,352	2,379,235
2015-SFR2, A, 144A, FRN, 2.579%, 6/17/32	United States	7,908,283	7,945,306
2015-SFR3, A, 144A, FRN, 2.526%, 8/17/32	United States	8,748,555	8,818,551
[d,f] Jay Park CLO Ltd., 2016-1A, A2, 144A, FRN, 3.107%, 10/20/27	United States	17,290,000	17,300,028
[d,f] Jefferies & Co., 2009-R2, 4A, 144A, FRN, 3.376%, 5/26/37	United States	638,547	643,131
JP Morgan Chase Commercial Mortgage Securities Trust,
2004-LN2, A2, 5.115%, 7/15/41	United States	10,795	10,818
[f] 2005-LPD5, F, FRN, 5.886%, 12/15/44	United States	3,644,341	3,635,269
[f] JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 3.49%, 2/25/34	United States	78,097	78,494
[d,f,o] LB-UBS Commercial Mortgage Trust, 2001-C3, E, 144A, FRN, 6.95%,
6/15/36	United States	700,000	686,798
[d,f] LCM XXIII Ltd., 23A, A2, 144A, FRN, 3.157%, 10/20/29	United States	1,000,000	1,011,447
[f] Lehman XS Trust, 2005-4, 1A4, FRN, 1.792%, 10/25/35	United States	812,013	777,574
[d,f] Mach One ULC,
2004-1A, K, 144A, FRN, 5.45%, 5/28/40	United States	4,293,400	4,300,251
2004-1A, L, 144A, FRN, 5.45%, 5/28/40	United States	3,470,500	3,488,335
2004-1A, M, 144A, FRN, 5.45%, 5/28/40	United States	640,000	641,333
[f] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1,
FRN, 4.482%, 3/25/32	United States	1,232,286	1,262,513
[d,f,h] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 3.009%, 7/27/30	United States	4,000,000	4,000,000
2017-23A, C, 144A, FRN, 3.659%, 7/27/30	United States	1,300,000	1,300,000
[d,f,j] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 2.932%, 11/15/28	United States	3,000,000	3,023,280
[f] Manufactured Housing Contract Trust Pass Through Certificates,
2001-1, IIM2, FRN, 2.678%, 4/20/32	United States	6,543,708	6,218,330
MASTR Alternative Loan Trust,
2003-1, 3A1, 5.00%, 2/25/18	United States	80,920	82,997
2003-6, 2A1, 5.00%, 8/25/18	United States	294,032	296,256
2003-9, 1A1, 5.50%, 12/25/18	United States	128,435	129,289
[f] 2004-11, 2A1, FRN, 5.523%, 11/25/19	United States	573,299	583,446
2004-4, 5A1, 5.50%, 4/25/19	United States	439,243	445,681

|37

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[f] Merrill Lynch Mortgage Investors Trust,
2003-G, A2, FRN, 2.094%, 1/25/29	United States	767,217	$730,535
2005-A10, A, FRN, 1.442%, 2/25/36	United States	3,181,001	3,063,858
[f] Merrill Lynch Mortgage Investors Trust Inc., 2003-E, A1, FRN,
1.852%, 10/25/28	United States	788,258	770,431
[f] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.886%, 11/12/37 .	United States	830,066	829,047
[d,f] Multi Security Asset Trust LP Commercial Mortgage,
2005-RR4A, J, 144A, FRN, 5.88%, 11/28/35	United States	6,097,200	6,190,396
2005-RR4A, K, 144A, FRN, 5.88%, 11/28/35	United States	3,866,000	3,943,107
[f] New York Mortgage Trust, 2005-3, M1, FRN, 1.907%, 2/25/36	United States	427,538	383,097
[f] Novastar Home Equity Loan, 2004-4, M4, FRN, 2.882%, 3/25/35	United States	358,375	360,169
[d,f] NZCG Funding Ltd., 2015-2A, A1, 144A, FRN, 2.867%, 4/27/27	United States	8,101,875	8,114,190
[d] OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	United States	1,700,000	1,811,737
[d,f] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
3.61%, 7/20/30	United States	280,761	280,918
[d,f] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
2.311%, 8/12/26	United States	3,000,000	3,013,140
[d,f] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 2.724%, 7/15/27	United States	4,160,328	4,180,464
2015-1A, A2, 144A, FRN, 2.724%, 7/15/27	United States	3,949,678	3,965,990
[f] Ownit Mortgage Loan Asset-Backed Certificates, 2005-2, M4, FRN,
2.162%, 3/25/36	United States	514,597	517,078
[f] Park Place Securities Inc. Asset-Backed Pass-Through Certificates,
2004-WHQ2, M2, FRN, 2.177%, 2/25/35	United States	541,214	543,519
[f] RAAC, 2004-SP1, AII, FRN, 1.932%, 3/25/34	United States	492,281	472,224
[f] Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN,
5.48%, 6/25/34	United States	259,388	267,699
[d,f] Resource Capital Corp. Ltd.,
2014-CRE2, A, 144A, FRN, 2.276%, 4/15/32	United States	182,072	182,072
2015-CRE4, A, 144A, FRN, 2.626%, 8/15/32	United States	521,922	520,643
[f] Structured ARM Loan Trust, 2004-12, 3A1, FRN, 3.365%, 9/25/34	United States	2,884,983	2,876,460
[f] Structured Asset Investment Loan Trust, 2004-BNC2, A2, FRN,
2.272%, 12/25/34	United States	566,182	568,895
[f] Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A,
FRN, 1.928%, 2/19/35	United States	1,749,027	1,732,235
[f] Structured Asset Mortgage Investments Trust,
2003-AR1, A1, FRN, 1.968%, 10/19/33	United States	329,982	311,813
[o] 2003-AR2, A1, FRN, 1.968%, 12/19/33	United States	746,368	723,039
[d,f] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN,
3.663%, 7/25/30	United States	583,989	583,989
[f] Thornburg Mortgage Securities Trust,
2003-4, A1, FRN, 1.872%, 9/25/43	United States	2,164,637	2,102,443
2004-3, A, FRN, 1.972%, 9/25/44	United States	1,057,129	1,009,649
2005-1, A3, FRN, 3.098%, 4/25/45	United States	361,427	363,270
[d,f] Towd Point Mortgage Trust,
2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	United States	2,282,429	2,316,352
2016-1, A1, 144A, FRN, 3.50%, 2/25/55	United States	9,319,336	9,586,222
2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	5,912,790	5,938,309
2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	5,467,168	5,530,540
2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	6,799,947	6,873,831

|38

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Diversified Financials (continued)
[d,f] Voya CLO Ltd.,
2017-3A, B, 144A, FRN, 3.668%, 7/20/30	United States	507,690	$507,396
2012-4A, A2R, 144A, FRN, 3.154%, 10/15/28	United States	7,660,000	7,688,802
2015-1A, A1, 144A, FRN, 2.784%, 4/18/27	United States	5,280,000	5,295,259
[f] WaMu Mortgage Pass-Through Certificates,
2005-AR19, A1A1, FRN, 1.502%, 12/25/45	United States	3,342,695	3,249,524
2005-AR8, 1A1A, FRN, 1.522%, 7/25/45	United States	1,274,146	1,244,877
[f,q] Wells Fargo Commercial Mortgage Trust, 2016-NXS6, XA, IO, FRN,
1.80%, 11/15/49	United States	54,236,124	5,543,772
[f] Wells Fargo Mortgage Backed Securities Trust,
2004-W, A9, FRN, 3.06%, 11/25/34.	United States	119,895	122,295
2005-AR10, 2A3, FRN, 3.20%, 6/25/35	United States	667,889	670,205
[d,f] West CLO Ltd.,
2014-1A, A2, 144A, FRN, 3.404%, 7/18/26	United States	1,360,000	1,367,494
2014-1A, B, 144A, FRN, 4.154%, 7/18/26	United States	3,590,000	3,599,478
			601,177,456
Real Estate 0.5%
[d] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A,
2.959%, 12/10/30	United States	3,200,000	3,268,658
[d] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	2,555,768	2,547,556
[d,f] Tricon American Homes Trust, 2015-SFR1, A, 144A, FRN, 2.476%,
5/17/32	United States	6,867,249	6,911,185
			12,727,399
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $629,246,704)			635,361,796

Mortgage-Backed Securities 2.8%
[f] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.1%
FHLMC, 3.355% - 3.648%, 10/01/36 - 6/01/37	United States	2,702,146	2,854,551
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	143,742	150,172
FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	33,851	35,580
FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	161,165	177,169
			362,921
[f] Federal National Mortgage Association (FNMA) Adjustable Rate
1.0%
FNMA, 1.833% - 4.331%, 2/01/18 - 10/01/44	United States	25,186,331	26,389,379
FNMA, 4.491% - 5.75%, 11/01/24 - 4/01/38	United States	182,505	192,853
			26,582,232
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA 15 Year, 3.50%, 10/01/25	United States	1,207,668	1,259,319
FNMA 15 Year, 4.00%, 12/01/25	United States	1,823,107	1,921,681
FNMA 15 Year, 4.50%, 5/01/23 - 6/01/25	United States	1,332,399	1,402,850
FNMA 30 Year, 5.00%, 3/01/38	United States	33,672	36,819
			4,620,669
[f] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 2.125%, 4/20/26 - 9/20/26	United States	25,743	26,554

|39

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)
		Principal
	Country	Amount*	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate
1.5%
[r] GNMA II SF 30 Year, 4.00%, 8/01/47	United States	37,600,000	$39,600,438
Total Mortgage-Backed Securities
(Cost $73,868,191)			74,047,365
Municipal Bonds 0.6%
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 3.389%, 1/01/20	United States	5,900,000	6,050,391
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	United States	6,500,000	7,091,240
Texas State GO, Transportation Commission-Highway Improvement,
Series A, 5.00%, 4/01/21	United States	2,685,000	3,054,510
Total Municipal Bonds (Cost $15,918,934)			16,196,141

		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
[a] NewPage Corp., Escrow Account	United States	500,000	—
Total Investments before Short Term Investments
(Cost $2,629,646,493)			2,638,905,149

Short Term Investments (Cost $61,739,257) 2.3%
Money Market Funds 2.3%
[c,s] Institutional Fiduciary Trust Money Market Portfolio, 0.63%.	United States	61,739,257	61,739,257
Total Investments (Cost $2,691,385,750) 102.3%			2,700,644,406
TBA Sale Commitments (0.9)%			(23,692,676)
Other Assets, less Liabilities (1.4)%			(37,133,172)
Net Assets 100.0%			$2,639,818,558

		Principal
		Amount*
TBA Sale Commitments (Proceeds $23,642,578)
Federal National Mortgage Association (FNMA) Fixed Rate (0.9)%
[t] FNMA 30 Year, 4.00%, 8/01/47	United States	22,500,000	(23,692,676)

|40

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 6 regarding restricted securities.
cSee Note 8 regarding investments in affiliated management investment companies.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2017, the aggregate value of these securities was $488,727,991, representing 18.5% of net assets.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2017, the aggregate value of these securities was $11,462,221, representing 0.4% of net assets.
fThe coupon rate shown represents the rate at period end.
gIncome may be received in additional securities and/or cash.
hSecurity purchased on a when-issued basis.
iAt July 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
jA portion or all of the security purchased on a delayed delivery basis.
kPrincipal amount is stated in 100 Mexican Peso Units.
lPrincipal amount is stated in 1,000 Brazilian Real Units.
mRedemption price at maturity is adjusted for inflation.
nPrincipal amount of security is adjusted for inflation.
oThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
pThe coupon rate will be determined at time of issue.
qInvestment in an interest-only security entitles holders to receive only the interest payments on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
rSecurity purchased on a to-be-announced (TBA) basis.
sThe rate shown is the annualized seven-day yield at period end.
tSecurity sold on a TBA basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

|41

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At July 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional		Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value		Date	Appreciation	Depreciation
Interest Rate Contracts
Canadian 10 Yr. Bond		Long	49	$5,394,715		9/20/17	$—	$(279,513)
CME Ultra Long Term U.S. Treasury Bond		Short	5	822,500		9/20/17	—	(5,522)
U.S. Treasury 2 Yr. Note		Long	2,060	445,668,125		9/29/17	—	(82,996)
U.S. Treasury 5 Yr. Note		Short	899	106,215,445		9/29/17	—	(11,331)
U.S. Treasury 10 Yr. Note.		Short	392	49,349,125		9/20/17	94,336	—
Total Futures Contracts							$94,336	$(379,362)
Net unrealized appreciation (depreciation)								$(285,026)

At July 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Sell	6,770,144	4,981,675		10/26/17	$—	$(426,121)
Australian Dollar	JPHQ	Sell	11,750,000	8,654,286		10/26/17	—	(731,276)
Brazilian Real	JPHQ	Buy	7,500,000	2,296,387		10/26/17	70,794	—
British Pound	DBAB	Sell	3,000,000	3,901,950		10/26/17	—	(67,884)
British Pound	JPHQ	Buy	1,900,000	20,961,750	SEK	10/26/17	—	(93,783)
British Pound	JPHQ	Sell	1,900,000	21,815,864	SEK	10/26/17	200,050	—
Canadian Dollar	JPHQ	Sell	4,810,000	3,636,388		10/26/17	—	(225,152)
Euro	BZWS	Sell	194,860	213,406		10/26/17	—	(18,255)
Euro	CITI	Sell	391,262	428,596		10/26/17	—	(36,559)
Euro	DBAB	Buy	14,200,000	15,821,900		10/26/17	1,059,900	—
Euro	DBAB	Sell	44,680,136	48,978,043		10/26/17	—	(4,140,344)
Euro	GSCO	Sell	420,000	460,194		10/26/17	—	(39,127)
Euro	HSBK	Sell	6,000	6,572		10/26/17	—	(561)
Euro	JPHQ	Sell	9,745,354	10,681,794		10/26/17	—	(904,060)
Indian Rupee	DBAB	Buy	135,900,000	2,068,100		10/26/17	32,023	—
Indian Rupee	JPHQ	Buy	78,000,000	1,185,410		10/26/17	19,958	—
Indonesian Rupiah	JPHQ	Buy	41,430,000,000	3,039,618		10/26/17	40,645	—
Japanese Yen	JPHQ	Sell	1,403,000,000	12,393,503		10/26/17	—	(379,860)
Mexican Peso	JPHQ	Buy	81,200,000	4,155,004		10/26/17	339,401	—
Mexican Peso	JPHQ	Sell	77,000,000	4,336,514		10/26/17	74,577	—
Philippine Peso	JPHQ	Buy	94,860,000	1,877,301		10/26/17	—	(8,801)
Total Forward Exchange Contracts							$1,837,348	$(7,071,783)
Net unrealized appreciation (depreciation)								$(5,234,435)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|42

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

At July 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic	Counter-				Upfront
	Payment	partya/	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]		Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Olin Corp	1.00%	ICE	2,400,000		12/20/21	$55,600	$—	$(7,053)	$48,547
Traded Index
CDX.NA.HY.28	5.00%	ICE	11,400,000		6/20/22	(788,186)	—	(122,812)	(910,998)
ITRX.EUR.27	1.00%	ICE	49,800,000	EUR	6/20/22	(1,101,703)	—	(308,769)	(1,410,472)
Contracts to Sell Protection[d]
Traded Index
CDX.NA.IG.28	1.00%	ICE	86,850,000		6/20/22	1,529,717	268,480	—	1,798,197	Investment
										Grade
Total Centrally Cleared Swap Contracts						$(304,572)	$268,480	$(438,634)	$(474,726)
OTC Swap Contracts
Contracts to Buy Protection
Single Name
The AES Corp	5.00%	JPHQ	7,400,000		6/20/21	$(640,009)	$—	$(415,121)	$(1,055,130)
The AES Corp	5.00%	JPHQ	7,600,000		6/20/22	(1,005,808)	—	(148,354)	(1,154,162)
Avon Products Inc	5.00%	GSCO	10,000,000		3/20/20	794,356	—	(1,367,990)	(573,634)
Beazer Homes USA Inc	5.00%	CITI	1,500,000		6/20/19	(34,633)	—	(95,464)	(130,097)
Beazer Homes USA Inc	5.00%	FBCO	8,500,000		6/20/19	(647,995)	—	(89,221)	(737,216)
Beazer Homes USA Inc	5.00%	GSCO	3,000,000		6/20/19	(66,718)	—	(193,476)	(260,194)
Best Buy Co. Inc	5.00%	BZWS	950,000		6/20/22	(159,226)	—	(6,491)	(165,717)
Best Buy Co. Inc	5.00%	CITI	2,800,000		6/20/22	(450,445)	—	(37,985)	(488,430)
Best Buy Co. Inc	5.00%	JPHQ	1,500,000		6/20/22	(259,425)	—	(2,234)	(261,659)
CSC Holdings LLC	5.00%	GSCO	3,500,000		9/20/18	(82,101)	—	(121,236)	(203,337)
CSC Holdings LLC	5.00%	GSCO	3,000,000		3/20/19	(58,462)	—	(176,801)	(235,263)
The Gap Inc	1.00%	CITI	2,350,000		6/20/22	146,747	—	(8,849)	137,898
Kohl’s Corp	1.00%	BZWS	2,500,000		6/20/22	144,465	—	(14,564)	129,901
L Brands Inc	1.00%	CITI	2,350,000		6/20/22	155,938	—	(6,123)	149,815
Macy’s Retail
Holdings Inc	1.00%	BZWS	2,250,000		6/20/22	165,417	—	(18,648)	146,769
Olin Corp	1.00%	CITI	1,430,000		6/20/21	86,901	—	(81,388)	5,513
Olin Corp	1.00%	GSCO	3,570,000		6/20/21	223,064	—	(209,302)	13,762
PHH Corp	5.00%	GSCO	1,800,000		9/20/19	9,924	—	(190,639)	(180,715)
Sanmina Corp	5.00%	GSCO	6,500,000		6/20/19	(539,565)	—	(75,625)	(615,190)
Target Corp	1.00%	CITI	5,250,000		6/20/22	(84,184)	—	(6,781)	(90,965)
Tenet Healthcare Corp .	5.00%	DBAB	1,825,000		3/20/19	(78,215)	—	(53,449)	(131,664)
XPO CNW Inc	5.00%	JPHQ	3,275,000		3/20/18	(50,286)	—	(55,983)	(106,269)
Contracts to Sell Protection[d]
Single Name
American Tower Corp	1.00%	GSCO	6,500,000		3/20/21	(88,532)	4,790	—	(83,742)	BBB-
Calpine Corp	5.00%	JPHQ	1,510,000		6/20/21	65,497	59,751	—	125,248	B
Calpine Corp	5.00%	JPHQ	1,135,000		6/20/22	79,970	—	(25,085)	54,885	B

|43

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

Credit Default Swap Contracts (continued)

					Unamortized
	Periodic	Counter-			Upfront
	Payment	partya/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d] (continued)
Single Name (continued)
Enterprise Products
Operating LLC	1.00%	MSCO	3,500,000	12/20/19	$(12,094)	$75,431	$—	$63,337	BBB+
Government of Brazil	1.00%	FBCO	8,700,000	6/20/22	(556,884)	145,236	—	(411,648)	BB
Government of Mexico	1.00%	CITI	2,500,000	6/20/20	(17,281)	56,198	—	38,917	BBB+
Simon Property
Group LP.	1.00%	CITI	4,500,000	6/20/22	12,275	36,246	—	48,521	A
Simon Property
Group LP.	1.00%	JPHQ	5,475,000	6/20/22	52,788	6,246	—	59,034	A
Traded Index
[e]Citibank Bespoke
Lisbon Index, Equity
Tranche 0-3%	0.00%	CITI	1,300,000	6/20/19	(290,323)	80,485	—	(209,838)	Non-
									Investment
									Grade
[e]Citibank Bespoke Hong
Kong Index, Mezzanine
Tranche 3-5%	1.00%	CITI	7,000,000	12/20/18	(208,114)	202,899	—	(5,215)	Non-
									Investment
									Grade
[e]Citibank Bespoke
Verona Index, Equity
Tranche 0-3%	0.00%	CITI	2,100,000	12/20/19	(504,094)	11,396	—	(492,698)	Non-
									Investment
									Grade
Total OTC Swap Contracts.					$(3,897,052)	$678,678	$(3,400,809)	$(6,619,183)
Total Credit Default Swap Contracts					$(4,201,624)	$947,158	$(3,839,443)	$(7,093,909)
Net unrealized appreciation (depreciation)							$(2,892,285)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
CITI	$690,000
FBCO	1,170,000
DBAB	3,400,000
GSCO	2,120,000
JPHQ	4,070,000
Total collateral	$11,450,000

|44

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Low Duration Total Return Fund (continued)

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eRepresents a custom index comprised of a basket of underlying issuers.

At July 31, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
		Counter-	Notional		Expiration	Unrealized	Unrealized
Description		party	Amount		Date	Appreciation	Depreciation
OTC Swap Contracts
Receive Floating Quarterly 3-month USD BBA LIBOR + 2.18%		CITI	3,922,448	USD	10/13/17	$241,879	$—
Pay Fixed Annual 2.125%			3,500,000	CHF
Receive Floating Quarterly 3-month USD BBA LIBOR + 3.29%		JPHQ	1,562,500	USD	10/13/17	—	(11,129)
Pay Fixed Annual 2.125%			1,500,000	CHF
Receive Fixed Semi-Annual 2.393%.		JPHQ	7,916,500	USD	4/09/20	—	(510,566)
Pay Fixed Annual 0.50%.			7,100,000	EUR
Total Cross Currency Swap Contracts						$241,879	$(521,695)
Net unrealized appreciation (depreciation)							$(279,816)

At July 31, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
		Counter-	Notional	Expiration		Unrealized	Unrealized
Underlying Instruments	Financing Rate	party	Value		Date	Appreciation	Depreciation
OTC Swap Contracts
Long
Receive iBoxx USD Liquid High Yield Index	Pay 3-Month
	BBA USD LIBOR	CITI	$5,700,000		3/20/18	$95,836	$—
Receive iBoxx USD Liquid High Yield Index	Pay 3-Month
	BBA USD LIBOR	CITI	5,700,000		6/20/18	133,370	—
Net unrealized appreciation (depreciation)						$229,206

See Abbreviations on page 85.

|45

FRANKLIN INVESTORS SECURITIES TRUST

Statement of Investments, July 31, 2017 (unaudited)
Franklin Real Return Fund
	Country	Shares	Value

Common Stocks 8.6%
Energy 5.1%
Anadarko Petroleum Corp	United States	23,700	$1,082,379
Canadian Natural Resources Ltd	Canada	33,700	1,031,220
Chevron Corp	United States	13,700	1,495,903
Exxon Mobil Corp	United States	15,277	1,222,771
Halliburton Co	United States	33,300	1,413,252
Noble Energy Inc	United States	27,400	792,134
Occidental Petroleum Corp	United States	18,200	1,127,126
Pioneer Natural Resources Co	United States	4,700	766,570
Royal Dutch Shell PLC, A, ADR	United Kingdom	19,800	1,119,294
Schlumberger Ltd	United States	20,850	1,430,310
[a] Weatherford International PLC	United States	119,400	532,524
			12,013,483
Materials 3.5%
Agrium Inc	Canada	8,800	880,880
BHP Billiton PLC, ADR.	United Kingdom	32,700	1,190,607
The Dow Chemical Co	United States	26,600	1,708,784
[a] Freeport-McMoRan Inc	United States	53,046	775,533
Goldcorp Inc	Canada	101,600	1,334,008
Nucor Corp	United States	21,000	1,211,070
Rio Tinto PLC, ADR.	United Kingdom	27,700	1,312,426
			8,413,308
Total Common Stocks (Cost $21,881,836)			20,426,791

Management Investment Companies 9.4%
Diversified Financials 1.8%
[b] Franklin Lower Tier Floating Rate Fund	United States	299,273	3,145,365
[b] Franklin Middle Tier Floating Rate Fund	United States	110,724	1,110,559
			4,255,924
Real Estate 7.6%
SPDR Dow Jones REIT ETF	United States	193,000	18,101,470
Total Management Investment Companies
(Cost $13,427,143)			22,357,394

		Principal
		Amount*

Corporate Bonds 4.2%
Consumer Services 0.1%
MGM Resorts International, senior note, 7.75%, 3/15/22	United States	200,000	235,480
Energy 1.4%
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	259,000	275,511
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	United States	300,000	302,625
senior note, 8.00%, 4/01/23	United States	600,000	640,500
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	1,000,000	1,135,000
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
2/01/21.	United States	1,000,000	1,093,461
			3,447,097

Quarterly Statement of Investments | See Notes to Statements of Investments. | 46

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
			Principal
		Country	Amount*	Value
Corporate Bonds (continued)
Health Care Equipment & Services 0.5%
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22		United States	1,000,000	$1,108,500
Materials 0.3%
[c] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26		United States	700,000	738,500
Media 0.6%
[c] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26		United States	300,000	318,750
CSC Holdings LLC, senior note, 6.75%, 11/15/21		United States	1,000,000	1,115,660
				1,434,410
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
[c] Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%,
7/15/21	.	United States	1,000,000	975,000
Telecommunication Services 0.9%
Intelsat Jackson Holdings SA, senior note, 7.25%, 10/15/20		Luxembourg	1,000,000	965,000
[c] Sprint Communications Inc., senior note, 144A, 7.00%, 3/01/20		United States	1,000,000	1,095,000
				2,060,000
Total Corporate Bonds (Cost $9,522,201)				9,998,987
[d] Senior Floating Rate Interests 1.9%
Automobiles & Components 0.1%
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.23%, 4/30/19 .		United States	47,572	47,800
TI Group Automotive Systems LLC, Initial US Term Loan, 3.984%, 6/30/22 .		United States	146,697	147,339
				195,139
Capital Goods 0.1%
Allison Transmission Inc., Term Loans, 3.24%, 9/23/22		United States	86,302	86,959
Harsco Corp., Initial Term Loan, 6.25%, 11/02/23		United States	29,226	29,819
Leidos (Abacus Innovations Corp.), B Term Loan, 3.50%, 8/16/23.		United States	22,635	22,845
				139,623
Commercial & Professional Services 0.0%†
KAR Auction Services Inc., Term Loan B, 3.813%, 3/09/23.		United States	71,594	72,206
Consumer Services 0.0%†
Aristocrat Technologies Inc., Term B-2 Loans, 3.557%, 10/20/21		United States	16,979	17,069
[e] Caesars Entertainment Operating Co. LLC, Term B Loans, 5.75%, 8/31/24 .		United States	15,167	15,233
Greektown Holdings LLC, Initial Term Loan, 4.234%, 4/25/24		United States	31,122	31,205
				63,507
Diversified Financials 0.0%†
Russell Investments US Institutional Holdco Inc., Initial Term Loan, 6.972%,
6/01/23	.	United States	34,823	35,237
Energy 0.2%
Bowie Resource Holdings LLC, First Lien Initial Term Loan, 6.984%,
8/14/20	.	United States	189,529	183,528
Fieldwood Energy LLC, Loans, 4.171%, 10/01/18		United States	404,913	389,981
				573,509
Food, Beverage & Tobacco 0.1%
JBS USA LUX SA, New Initial Term Loans, 3.757% - 3.804%, 10/30/22.		Brazil	180,847	179,490
Household & Personal Products 0.1%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19		United States	358,123	332,756
Spectrum Brands Inc., USD Term Loans, 3.179% - 3.314%, 6/23/22		United States	3,696	3,720
				336,476

|47

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
			Principal
		Country	Amount*	Value

[d] Senior Floating Rate Interests (continued)
Materials 0.2%
Chemours Co., Tranche B-1 US Term Loans, 3.73%, 5/12/22		United States	203,069	$205,005
Cyanco Intermediate Corp., Initial Term Loan, 5.734%, 5/01/20		United States	56,024	56,490
OCI Beaumont LLC, Term B-3 Loan, 7.929%, 8/20/19		United States	124,032	124,962
Oxbow Carbon LLC, Tranche B Term Loan, 4.734%, 1/19/20		United States	61,331	62,098
				448,555
Media 0.2%
Altice US Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 3.483%, 7/28/25		United States	25,126	25,148
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 3.476%, 12/15/23		United States	9,742	9,778
Initial Term Loans, 3.476%, 12/15/22		United States	15,201	15,261
Charter Communications Operating LLC (CCO Safari), Term Loan A-1,
2.99%, 5/18/21		United States	131,250	131,543
CSC Holdings LLC (Cablevision), March 2017 Incremental Term Loans,
3.476%, 7/17/25		United States	120,783	120,783
Lions Gate Entertainment Corp., Term A Loan, 3.234%, 12/08/21		United States	66,251	66,520
Live Nation Entertainment Inc., Term B-3 Loans, 3.50%, 10/21/23		United States	9,717	9,783
UPC Financing Partnership (UPC Broadband Holdings BV), Facility AP,
3.976%, 4/15/25		United States	30,895	31,092
				409,908
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 5.50%, 4/27/24		United States	198,748	202,031
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 3.444%,
1/31/25	.	United States	197,085	198,261
RPI Finance Trust, Term A-3 Loan, 3.046%, 10/14/21		United States	37,207	37,277
Valeant Pharmaceuticals International Inc., Series F Tranche B Term Loan,
5.98%, 4/01/22		United States	123,222	125,618
				563,187
Retailing 0.2%
Ascena Retail Group Inc., Tranche B Term Loan, 5.75%, 8/21/22		United States	227,106	189,633
Dollar Tree Inc., Term A-1 Loans, 3.00%, 7/06/20		United States	52,128	52,014
PetSmart Inc., Tranche B-2 Loans, 4.23%, 3/11/22		United States	192,655	183,153
				424,800
Semiconductors & Semiconductor Equipment 0.1%
MKS Instruments Inc., Tranche B-3 Term Loans, 3.484%, 4/29/23		United States	44,842	45,207
ON Semiconductor Corp., 2017 Replacement Term Loans, 3.484%,
3/31/23	.	United States	230,406	231,529
				276,736
Software & Services 0.1%
Global Payments Inc., Term A-2 Loan, 2.944%, 5/02/22.		United States	78,832	78,799
Rackspace Hosting Inc., 2017 Refinancing Term B Loans, 4.172%,
11/03/23		United States	48,832	49,113
				127,912
Technology Hardware & Equipment 0.1%
Ciena Corp., Refinancing Term Loan, 3.728%, 1/28/22		United States	26,176	26,323
Dell International LLC, Term A-3 Loan, 3.24%, 12/31/18		United States	104,098	104,348
Western Digital Corp., US Term B-2 Loan, 3.983%, 4/29/23		United States	66,823	67,424
				198,095

|48

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
		Principal
	Country	Amount*			Value

[d] Senior Floating Rate Interests (continued)
Telecommunication Services 0.0%†
Consolidated Communications Inc., Initial Term Loan, 4.24%, 10/05/23	United States	24,384			$24,457
Global Tel*Link Corp., Term Loan, 5.296%, 5/23/20	United States	26,394			26,604
					51,061
Transportation 0.1%
Air Canada, Term Loan, 3.46%, 10/06/23	Canada	6,423			6,471
Navios Maritime Midstream Partners LP and Navios Maritime Midstream
Partners Finance (US) Inc., Term Loan, 5.78%, 6/18/20	Marshall Islands	85,269			85,269
United Airlines Inc., Class B Term Loans, 3.561%, 4/01/24.	United States	32,400			32,627
XPO Logistics Inc., Loans, 3.554%, 11/01/21	United States	89,706			90,187
					214,554
Utilities 0.1%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.80%, 6/28/23	United States	15,569			15,735
NRG Energy Inc., Term Loans, 3.546%, 6/30/23	United States	118,800			119,150
					134,885
Total Senior Floating Rate Interests (Cost $4,460,888)					4,444,880

Foreign Government and Agency Securities 8.5%
Government of Hungary, senior note, 6.375%, 3/29/21	Hungary	620,000			699,468
Government of Indonesia, senior bond, FR53, 8.25%, 7/15/21	Indonesia	58,500,000,000		IDR	4,619,634
Government of Malaysia, senior note, 3.58%, 9/28/18	Malaysia	7,650,000		MYR	1,793,779
Government of Mexico, M, 4.75%, 6/14/18	Mexico	1,124,000	[f]	MXN	6,192,538
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	17,200	[g]	BRL	5,649,972
[h] Index Linked, 6.00%, 8/15/18	Brazil	1,270	[g]	BRL	1,251,449
Total Foreign Government and Agency Securities
(Cost $18,621,785)					20,206,840

U.S. Government and Agency Securities 61.8%
[i] U.S. Treasury Note,
Index Linked, 1.625%, 1/15/18	United States	33,876,762			34,046,383
Index Linked, 1.375%, 7/15/18	United States	987,349			1,002,860
Index Linked, 2.125%, 1/15/19	United States	38,755,026			39,989,412
Index Linked, 0.125%, 4/15/19	United States	22,141,533			22,176,516
Index Linked, 1.875%, 7/15/19	United States	24,069,384			25,081,791
Index Linked, 1.375%, 1/15/20	United States	2,376,575			2,465,091
Index Linked, 0.125%, 4/15/20	United States	9,927,803			9,967,384
Index Linked, 0.125%, 4/15/21	United States	11,977,809			12,002,723
Total U.S. Government and Agency Securities
(Cost $147,261,205)					146,732,160
Total Investments before Short Term Investments
(Cost $215,175,058)					224,167,052

|49

FRANKLIN INVESTORS SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Return Fund (continued)
		Principal
	Country	Amount*	Value

Short Term Investments (Cost $13,007,432) 5.5%
Repurchase Agreements 5.5%
[j] Joint Repurchase Agreement, 1.037%, 8/01/17
(Maturity Value $13,007,807)
BNP Paribas Securities Corp. (Maturity Value $7,762,280)
Deutsche Bank Securities Inc. (Maturity Value $782,159)
HSBC Securities (USA) Inc. (Maturity Value $3,881,139)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $582,229)
Collateralized by U.S. Government Agency Securities, 1.25% - 1.625%,
7/27/18 - 8/15/19; U.S. Treasury Note, 1.125% - 2.625%, 11/15/20 -
2/28/21; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/18
(valued at $13,268,808)	United States	13,007,432	$13,007,432
Total Investments (Cost $228,182,490) 99.9%			237,174,484
Other Assets, less Liabilities 0.1%			223,188
Net Assets 100.0%			$237,397,672

See Abbreviations on page 85.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 8 regarding investments in affiliated management investment companies.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2017, the aggregate value of these securities was $3,402,761, representing 1.4% of net assets.
dThe coupon rate shown represents the rate at period end.
eSecurity purchased on a delayed delivery basis.
fPrincipal amount is stated in 100 Mexican Peso Units.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hRedemption price at maturity is adjusted for inflation.
iPrincipal amount of security is adjusted for inflation.
jInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2017, all repurchase agreements had been entered into on that date.

|50

	FRANKLIN INVESTORS SECURITIES TRUST

Consolidated Statement of Investments, July 31, 2017 (unaudited)
Franklin Total Return Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 0.3%
Consumer Services 0.2%
[a,b,c] Turtle Bay Resort	United States	1,550,568	$7,210,139
Energy 0.1%
[a] Energy XXI Gulf Coast Inc	United States	115,438	2,284,518
[a] Halcon Resources Corp	United States	229,059	1,502,627
[a] Halcon Resources Corp., wts., 9/09/20	United States	20,425	19,404
[a] Linn Energy Inc	United States	35,793	1,258,124
			5,064,673
Materials 0.0%†
[a] Verso Corp., A	United States	6,954	33,240
[a] Verso Corp., wts., 7/25/23	United States	732	110
			33,350
Retailing 0.0%†
[a,d] Holdco 2, A	South Africa	28,762,824	21,821
[a,d] Holdco 2, B	South Africa	2,862,311	2,172
			23,993
Total Common Stocks and Other Equity Interests
(Cost $15,051,463)			12,332,155

Management Investment Companies 2.9%
Diversified Financials 2.9%
[e] Franklin Liberty Investment Grade Corporate ETF	United States	1,200,000	29,736,000
[e] Franklin Liberty Short Duration U.S. Government ETF	United States	500,000	48,220,000
[e] Franklin Lower Tier Floating Rate Fund	United States	997,589	10,484,661
[e] Franklin Middle Tier Floating Rate Fund	United States	1,889,310	18,949,781
PowerShares Senior Loan Portfolio ETF	United States	1,000,000	23,270,000
Total Management Investment Companies
(Cost $129,948,810)			130,660,442
Preferred Stocks (Cost $2,325,000) 0.1%
Diversified Financials 0.1%
[f] Citigroup Capital XIII, 6.842%, pfd	United States	93,000	2,539,830

		Principal
		Amount*
Corporate Bonds 35.5%
Automobiles & Components 0.4%
Delphi Corp., senior bond, 4.15%, 3/15/24	United Kingdom	5,100,000	5,400,456
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	3,000,000	3,131,250
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23.	United States	11,300,000	11,224,460
			19,756,166
Banks 6.8%
Bank of America Corp.,
senior bond, 3.875%, 8/01/25	United States	6,000,000	6,260,574
senior note, 3.50%, 4/19/26	United States	20,400,000	20,660,202

Quarterly Consolidated Statement of Investments | See Notes to Statements of Investments. | 51

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Banks (continued)
[g] Barclays Bank PLC, senior sub. bond, Reg S, 6.00%, 1/14/21	United Kingdom	8,000,000	EUR	$11,129,319
Barclays PLC, sub. note, 4.375%, 9/11/24	United Kingdom	500,000		513,695
CIT Group Inc., senior note, 5.00%, 8/15/22.	United States	2,000,000		2,167,400
Citigroup Inc.,
senior bond, 8.125%, 7/15/39	United States	4,400,000		6,811,561
senior note, 3.40%, 5/01/26	United States	20,000,000		19,998,660
Depfa ACS Bank, secured bond, 2.125%, 10/13/17	Ireland	12,250,000	CHF	12,724,002
HSBC Holdings PLC,
senior note, 3.60%, 5/25/23	United Kingdom	12,700,000		13,198,411
senior note, 4.30%, 3/08/26	United Kingdom	14,800,000		15,895,940
Intesa Sanpaolo SpA, senior note, 3.875%, 1/16/18	Italy	4,300,000		4,337,990
JPMorgan Chase & Co.,
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	10,400,000		11,492,000
senior bond, 3.30%, 4/01/26	United States	22,000,000		22,057,970
senior bond, 3.20%, 6/15/26	United States	10,800,000		10,747,037
senior note, 2.40%, 6/07/21	United States	10,000,000		10,035,660
senior note, 3.25%, 9/23/22	United States	11,400,000		11,779,312
[i] Norddeutsche Landesbank Girozentrale, secured note, 144A,
2.00%, 2/05/19	Germany	7,000,000		7,026,845
PHH Corp., senior note, 7.375%, 9/01/19	United States	5,400,000		5,926,500
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	11,500,000		11,518,883
[i] Shinhan Bank, senior note, 144A, 1.875%, 7/30/18.	South Korea	10,000,000		9,975,650
SVB Financial Group, senior note, 3.50%, 1/29/25	United States	6,000,000		5,994,378
[j] UniCredit SpA, senior note, FRN, 1.671%, 10/31/17	Italy	9,500,000	EUR	11,288,874
Wells Fargo & Co.,
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	5,500,000		5,981,250
senior note, 2.50%, 3/04/21	United States	10,000,000		10,082,460
senior note, 3.00%, 4/22/26	United States	31,200,000		30,750,439
sub. bond, 4.65%, 11/04/44	United States	10,000,000		10,681,130
[i] Westpac Banking Corp., senior secured note, 144A, 2.25%,
11/09/20	Australia	10,800,000		10,842,066
[i] Woori Bank, sub. note, 144A, 4.75%, 4/30/24	South Korea	9,750,000		10,243,935
				310,122,143
Capital Goods 1.7%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	4,000,000		4,115,000
[i] Amcor Finance USA Inc., senior note, 144A, 3.625%, 4/28/26	Australia	11,800,000		11,780,707
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	3,400,000		3,497,750
General Electric Co., senior note, A, 8.50%, 4/06/18	United States	135,000,000	MXN	7,598,667
Lockheed Martin Corp., senior bond, 4.70%, 5/15/46	United States	13,900,000		15,698,437
[i] Tennant Co., senior note, 144A, 5.625%, 5/01/25	United States	2,600,000		2,778,750
[i] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,100,000		1,148,125
TransDigm Inc., senior sub. bond, 6.50%, 7/15/24.	United States	13,500,000		14,360,625
United Technologies Corp., senior note, 1.125%, 12/15/21.	United States	10,500,000	EUR	12,889,906
[i] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	4,100,000		4,551,000
				78,418,967
Commercial & Professional Services 0.1%
Republic Services Inc., senior note, 2.90%, 7/01/26	United States	4,500,000		4,429,359

|52

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Durables & Apparel 0.6%
Beazer Homes USA Inc., senior note, 5.75%, 6/15/19	United States	19,700,000	$20,611,125
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	4,900,000	5,089,875
			25,701,000
Consumer Services 0.6%
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	18,400,000	19,111,031
[i] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.25%, 5/15/27	United States	3,300,000	3,382,500
Yum! Brands Inc., senior note, 5.30%, 9/15/19	United States	3,000,000	3,183,750
			25,677,281
Diversified Financials 3.1%
[i] Alpine Finance Merger Sub LLC, senior note, 144A, 6.875%,
8/01/25	United States	1,500,000	1,560,000
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%,
6/15/28	United States	6,428,400	6,446,078
Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000	6,096,132
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	9,700,000	9,649,977
[i] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	2,800,000	2,957,500
GE Capital International Funding Co., senior bond, 3.373%,
11/15/25	United States	17,000,000	17,604,554
The Goldman Sachs Group Inc.,
senior note, 3.75%, 5/22/25	United States	7,700,000	7,932,887
senior note, 3.75%, 2/25/26	United States	21,300,000	21,824,938
Morgan Stanley,
senior bond, 4.30%, 1/27/45	United States	10,000,000	10,329,360
senior note, 3.875%, 1/27/26	United States	20,500,000	21,223,999
Navient Corp., senior note, 7.25%, 9/25/23	United States	4,000,000	4,396,200
[i] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	1,700,000	1,730,821
senior note, 144A, 5.50%, 2/15/24	Ireland	1,800,000	1,834,884
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	700,000	741,125
[i] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.70%, 6/10/25	China	12,800,000	13,094,912
[i] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
4.125%, 2/02/26	Australia	8,200,000	8,556,577
United Airlines Pass Through Trust, first lien, 2016-1, AA, 3.10%,
1/07/30	United States	6,300,000	6,335,406
			142,315,350
Energy 3.6%
Anadarko Petroleum Corp., senior note, 6.45%, 9/15/36	United States	2,260,000	2,704,549
[i] California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	4,000,000	2,570,000
Cheniere Corpus Christi Holdings LLC,
senior note, first lien, 7.00%, 6/30/24	United States	2,300,000	2,630,625
senior secured note, first lien, 5.875%, 3/31/25	United States	1,600,000	1,740,000
CNOOC Finance 2013 Ltd., senior note, 3.00%, 5/09/23	China	14,000,000	13,946,100
Enable Midstream Partners LP,
senior bond, 5.00%, 5/15/44	United States	1,200,000	1,157,196
senior note, 3.90%, 5/15/24	United States	3,600,000	3,597,966
Energy Transfer Partners LP, senior bond, 5.15%, 2/01/43	United States	6,000,000	5,763,084
EnLink Midstream Partners LP, senior bond, 5.05%, 4/01/45	United States	6,200,000	5,942,892
Ensco PLC, senior bond, 5.75%, 10/01/44	United States	3,700,000	2,488,250

|53

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating LLC, senior bond, 4.45%, 2/15/43	United States	6,000,000	$6,039,402
Exxon Mobil Corp., senior note, 2.709%, 3/06/25	United States	21,500,000	21,670,108
[i] Gaz Capital SA (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	10,000,000	10,169,700
MPLX LP, senior bond, 4.00%, 2/15/25	United States	4,600,000	4,677,423
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	7,900,000	7,825,297
[i] Petrofac Ltd., senior note, 144A, 3.40%, 10/10/18	United Kingdom	7,600,000	7,513,664
Sabine Pass Liquefaction LLC, senior secured bond, first lien,
5.00%, 3/15/27	United States	3,700,000	3,965,061
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	3,000,000	2,469,375
[i] Sinopec Group Overseas Development 2014 Ltd., senior note,
144A, 4.375%, 4/10/24	China	9,300,000	9,935,190
[i] Sinopec Group Overseas Development 2015 Ltd., senior note,
144A, 3.25%, 4/28/25	China	16,400,000	16,346,782
Sunoco Logistics Partners Operations LP, senior note, 4.25%,
4/01/24	United States	9,300,000	9,581,436
Transcontinental Gas Pipe Line Corp., senior note, 6.05%, 6/15/18	United States	550,000	569,406
Valero Energy Corp., senior bond, 4.90%, 3/15/45	United States	6,700,000	7,130,522
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	1,600,000	1,646,000
senior note, 8.25%, 6/15/23	United States	2,000,000	2,035,000
[i] Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	9,500,000	9,479,271
			163,594,299
Food & Staples Retailing 0.6%
The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000	16,165,365
Walgreen Co., senior bond, 3.10%, 9/15/22	United States	9,100,000	9,306,615
			25,471,980
Food, Beverage & Tobacco 1.5%
Anheuser-Busch Inbev Finance Inc., senior bond, 3.65%, 2/01/26	Belgium	17,000,000	17,612,374
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	12,000,000	11,626,944
Coca-Cola Femsa SAB de CV, senior bond, 5.25%, 11/26/43.	Mexico	1,700,000	1,967,344
Kraft Heinz Foods Co., senior note, 3.50%, 7/15/22	United States	21,400,000	22,241,202
[i] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	1,500,000	1,573,125
senior note, 144A, 4.875%, 11/01/26	United States	1,600,000	1,680,656
Reynolds American Inc., senior bond, 5.70%, 8/15/35	United Kingdom	9,300,000	11,124,204
			67,825,849
Health Care Equipment & Services 0.8%
Anthem Inc., senior bond, 3.30%, 1/15/23	United States	1,900,000	1,967,226
CHS/Community Health Systems Inc., senior secured note, first lien,
6.25%, 3/31/23	United States	2,000,000	2,055,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	4,000,000	4,385,000
senior secured bond, first lien, 5.50%, 6/15/47	United States	9,000,000	9,405,000
Medco Health Solutions Inc., senior note, 4.125%, 9/15/20	United States	3,500,000	3,700,823
[i] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24 .	United States	1,000,000	1,085,000
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	3,000,000	3,112,188
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	9,660,000	9,998,100
			35,708,337

|54

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Household & Personal Products 0.7%
Avon Products Inc., senior note, 6.60%, 3/15/20	United Kingdom	18,500,000		$18,916,250
The Procter & Gamble Co., senior note, 2.45%, 11/03/26	United States	12,500,000		12,271,200
				31,187,450
Insurance 1.6%
Aflac Inc.,
senior bond, 3.625%, 6/15/23	United States	5,100,000		5,430,347
senior note, 0.932%, 1/25/27	United States	1,400,000,000	JPY	12,674,309
[i] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	12,000,000		13,192,380
MetLife Inc.,
senior note, 3.60%, 4/10/24	United States	4,900,000		5,153,810
senior note, 3.00%, 3/01/25	United States	1,500,000		1,515,722
[i] Nuveen Finance LLC, senior note, 144A, 2.95%, 11/01/19	United States	5,800,000		5,905,125
Prudential Financial Inc., senior note, 3.50%, 5/15/24	United States	7,000,000		7,336,301
[i] Teachers Insurance & Annuity Assn. of America, sub. bond, 144A,
4.90%, 9/15/44	United States	20,400,000		22,979,315
				74,187,309
Materials 1.5%
ArcelorMittal, senior note, 5.50%, 3/01/21	France	5,000,000		5,467,225
[i] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 2/15/25	Luxembourg	4,000,000		4,280,000
[i] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	4,000,000		4,180,000
[i] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%,
1/11/25	Mexico	6,000,000		6,411,870
The Chemours Co., senior note, 5.375%, 5/15/27	United States	3,300,000		3,485,625
[i] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	2,800,000		2,894,500
[i] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 5.125%,
5/15/24	Australia	1,900,000		1,947,500
[i] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%,
11/15/21	Switzerland	4,700,000		5,082,848
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	18,400,000		19,702,536
[i] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	1,800,000		1,872,000
Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000		5,961,732
[i] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
first lien, 144A, 5.125%, 7/15/23.	United States	1,600,000		1,686,000
senior note, 144A, 7.00%, 7/15/24	United States	800,000		867,500
[i] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	2,200,000		2,277,000
				66,116,336
Media 1.2%
21st Century Fox America Inc.,
senior bond, 6.90%, 8/15/39	United States	1,800,000		2,438,824
senior bond, 7.90%, 12/01/95	United States	500,000		690,154
senior note, 3.00%, 9/15/22	United States	5,100,000		5,189,964
senior note, 3.70%, 10/15/25	United States	2,300,000		2,382,876

|55

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[i] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	4,500,000	$4,781,250
[i] CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A,
5.375%, 5/01/25	United States	4,000,000	4,265,000
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	3,000,000	3,157,500
senior note, 8.625%, 2/15/19	United States	9,000,000	9,877,500
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	8,100,000	8,704,325
[i] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	1,600,000	1,658,000
Time Warner Inc., senior bond, 6.10%, 7/15/40	United States	8,600,000	10,309,319
			53,454,712
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Actavis Funding SCS, senior bond, 4.55%, 3/15/35	United States	13,400,000	14,396,183
Baxalta Inc., senior note, 3.60%, 6/23/22	United States	8,300,000	8,558,504
Biogen Inc., senior bond, 5.20%, 9/15/45.	United States	9,200,000	10,617,812
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000	14,355,752
[i] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	4,800,000	4,104,000
senior note, first lien, 144A, 7.00%, 3/15/24	United States	400,000	427,000
			52,459,251
Real Estate 1.4%
American Tower Corp.,
senior bond, 3.50%, 1/31/23	United States	12,700,000	13,085,610
senior bond, 4.40%, 2/15/26	United States	9,400,000	9,993,544
MPT Operating Partnership LP/MPT Finance Corp., senior bond,
5.25%, 8/01/26	United States	1,100,000	1,155,000
Prologis LP, senior bond, 3.75%, 11/01/25	United States	9,400,000	9,881,158
Realty Income Corp.,
senior bond, 3.25%, 10/15/22	United States	1,350,000	1,381,807
senior bond, 4.125%, 10/15/26	United States	12,500,000	13,024,213
Senior Housing Properties Trust, senior note, 6.75%, 12/15/21	United States	14,500,000	16,265,636
			64,786,968
Retailing 1.2%
Dollar General Corp., senior bond, 4.15%, 11/01/25	United States	12,700,000	13,504,291
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	16,800,000	15,808,951
JD.com Inc., senior note, 3.125%, 4/29/21	China	1,900,000	1,904,161
[i,k] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	2,147,835	96,412
[i,k] K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	338,133	304,734
[i] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	16,500,000	14,953,125
Tiffany & Co., senior bond, 4.90%, 10/01/44	United States	10,300,000	10,091,806
			56,663,480
Semiconductors & Semiconductor Equipment 0.5%
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000	22,498,806

|56

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Software & Services 0.6%
Alibaba Group Holding Ltd., senior bond, 4.50%, 11/28/34	China	10,000,000	$11,010,850
[i] First Data Corp., secured note, first lien, 144A, 5.00%, 1/15/24	United States	4,000,000	4,175,000
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	9,300,000	9,787,432
			24,973,282
Technology Hardware & Equipment 1.2%
Cisco Systems Inc., senior note, 2.60%, 2/28/23	United States	12,000,000	12,108,192
[i] Dell International LLC/EMC Corp., senior secured note, first lien,
144A, 3.48%, 6/01/19	United States	12,000,000	12,289,044
Juniper Networks Inc.,
senior bond, 4.50%, 3/15/24	United States	4,500,000	4,845,150
senior bond, 4.35%, 6/15/25	United States	9,300,000	9,815,425
[i] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	11,100,000	11,419,125
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,800,000	1,908,018
[i] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior
note, 144A, 6.75%, 6/01/25	United States	2,700,000	2,808,000
			55,192,954
Telecommunication Services 1.4%
AT&T Inc.,
senior bond, 4.50%, 5/15/35	United States	16,200,000	15,842,547
senior note, 3.95%, 1/15/25	United States	7,400,000	7,605,431
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	4,500,000	4,933,125
Sprint Communications Inc., senior note, 6.00%, 11/15/22.	United States	3,000,000	3,172,500
Telefonica Emisiones S.A.U., senior note, 4.57%, 4/27/23	Spain	9,000,000	9,897,435
Verizon Communications Inc.,
senior bond, 4.812%, 3/15/39	United States	11,065,000	11,133,647
senior bond, 4.522%, 9/15/48	United States	10,700,000	9,995,523
[i] Wind Acquisition Finance SA, secured note, second lien, 144A,
7.375%, 4/23/21	Italy	800,000	833,228
			63,413,436
Transportation 0.6%
[i] Aviation Capital Group Corp., senior bond, 144A, 7.125%, 10/15/20 .	United States	6,000,000	6,831,864
Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%,
1/02/21	United States	70,322	75,317
[i,l] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	1,500,000	1,530,195
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	1,900,000	1,940,622
[i] DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	4,500,846
[i] Sydney Airport Finance Co. Pty. Ltd., 144A, 3.90%, 3/22/23.	Australia	5,800,000	6,081,300
Union Pacific Railroad Co. 2005 Pass Through Trust, 2005-1,
5.082%, 1/02/29	United States	159,647	174,875
XPO CNW Inc., senior bond, 7.25%, 1/15/18	United States	4,300,000	4,377,937
			25,512,956
Utilities 2.6%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	22,465,000	21,903,375
Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000	937,352
Dominion Energy Inc., senior bond, 3.90%, 10/01/25	United States	12,200,000	12,789,480
[i] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	4,400,000	4,389,000
[h,i] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	24,000,000	24,736,080
[i] Enogex LLC, senior note, 144A, 6.25%, 3/15/20	United States	5,000,000	5,383,355

|57

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities (continued)
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	9,000,000	$9,437,571
Kinder Morgan Energy Partners LP, senior bond, 6.50%, 9/01/39	United States	1,700,000	1,958,918
Sempra Energy, senior note, 3.75%, 11/15/25	United States	8,200,000	8,468,329
The Southern Co., senior bond, 3.25%, 7/01/26	United States	14,350,000	14,314,354
[i] State Grid Overseas Invesments 2016 Ltd., senior note, 144A,
3.50%, 5/04/27	China	10,700,000	10,743,763
[i] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	4,200,000	3,717,000
			118,778,577
Total Corporate Bonds (Cost $1,569,546,380)			1,608,246,248

[j] Senior Floating Rate Interests 2.7%
Automobiles & Components 0.1%
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.23%,
4/30/19	United States	832,506	836,495
TI Group Automotive Systems LLC, Initial US Term Loan, 3.984%,
6/30/22	United States	1,476,767	1,483,228
			2,319,723
Capital Goods 0.2%
Allison Transmission Inc., Term Loans, 3.24%, 9/23/22	United States	6,232,955	6,280,351
Harsco Corp., Initial Term Loan, 6.25%, 11/02/23	United States	273,229	278,779
Leidos (Abacus Innovations Corp.), B Term Loan, 3.50%, 8/16/23	United States	193,653	195,448
			6,754,578
Consumer Services 0.3%
Aristocrat Technologies Inc., Term B-2 Loans, 3.557%, 10/20/21	United States	158,005	158,845
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.30%, 3/15/22 .	United States	5,089,518	5,078,702
[m] Caesars Entertainment Operating Co. LLC, Term B Loans, 5.75%,
8/31/24	United States	187,055	187,873
Eldorado Resorts Inc., Initial Term Loan, 3.563%, 4/17/24	United States	5,016,364	5,015,321
Fitness International LLC, Term A Loan, 4.484%, 4/01/20	United States	1,996,136	1,998,009
Greektown Holdings LLC, Initial Term Loan, 4.234%, 4/25/24.	United States	381,245	382,258
NVA Holdings Inc., Second Lien Term Loan, 8.296%, 8/14/22	United States	333,824	337,996
			13,159,004
Diversified Financials 0.0%†
Russell Investments US Institutional Holdco Inc., Initial Term Loan,
6.972%, 6/01/23	United States	322,117	325,942
Energy 0.2%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.984%, 8/14/20	United States	2,936,453	2,843,464
Second Lien Initial Term Loan, 11.984%, 2/16/21	United States	592,359	554,596
[m] Fieldwood Energy LLC, Loans, 4.171%, 10/01/18	United States	6,287,342	6,055,496
[m] Foresight Energy LLC, Term Loans, 7.046%, 3/28/22	United States	1,653,651	1,602,665
			11,056,221
Food & Staples Retailing 0.1%
Aramark Corp., U.S. Term A Loan, 2.984%, 3/28/22	United States	3,102,877	3,120,331
Smart & Final LLC, First Lien Term Loan, 4.734% - 4.796%,
11/15/22	United States	1,556,745	1,524,313
			4,644,644

|58

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Food, Beverage & Tobacco 0.2%
JBS USA LUX SA, New Initial Term Loans, 3.757% - 3.804%,
10/30/22	Brazil	7,192,842	$7,138,896
Health Care Equipment & Services 0.1%
U.S. Renal Care Inc., Initial Term Loan, 5.546%, 12/31/22	United States	4,105,153	4,042,935
Household & Personal Products 0.1%
Spectrum Brands Inc., USD Term Loans, 3.179% - 3.314%, 6/23/22.	United States	2,716,767	2,734,426
Materials 0.1%
Chemours Co., Tranche B-1 US Term Loans, 3.73%, 5/12/22.	United States	3,110,050	3,139,692
Cyanco Intermediate Corp., Initial Term Loan, 5.734%, 5/01/20	United States	560,233	564,902
Huntsman International LLC, 2015 Extended Term B Dollar Loan,
4.234%, 4/19/19	United States	241,645	242,853
OCI Beaumont LLC, Term B-3 Loan, 7.929%, 8/20/19	United States	1,029,911	1,037,635
Oxbow Carbon LLC,
Tranche A-1 Term Loan, 3.984%, 10/21/19	United States	698,182	699,054
Tranche B Term Loan, 4.734%, 1/19/20	United States	960,855	972,866
			6,657,002
Media 0.1%
Altice US Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 3.483%, 7/28/25	United States	234,911	235,116
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 3.476%, 12/15/23	United States	91,076	91,418
Initial Term Loans, 3.476%, 12/15/22	United States	142,113	142,676
CSC Holdings LLC (Cablevision), March 2017 Incremental Term
Loans, 3.476%, 7/17/25	United States	1,096,568	1,096,568
Lions Gate Entertainment Corp., Term A Loan, 3.234%, 12/08/21	United States	3,447,321	3,461,328
Live Nation Entertainment Inc., Term B-3 Loans, 3.50%, 10/21/23	United States	90,849	91,459
UPC Financing Partnership (UPC Broadband Holdings BV), Facility
AP, 3.976%, 4/15/25	United States	287,840	289,675
			5,408,240
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial
Term Loans, 5.50%, 4/27/24.	United States	3,038,956	3,089,153
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.444%, 1/31/25	United States	2,440,725	2,455,286
[m] INC Research Holdings Inc., Initial Term B Loans, 5.50%, 8/01/24	United States	348,781	351,070
RPI Finance Trust, Term A-3 Loan, 3.046%, 10/14/21	United States	347,181	347,832
Valeant Pharmaceuticals International Inc., Series F Tranche B
Term Loan, 5.98%, 4/01/22	United States	1,273,355	1,298,118
			7,541,459
Retailing 0.2%
Ascena Retail Group Inc., Tranche B Term Loan, 5.75%, 8/21/22	United States	3,261,233	2,723,129
Dollar Tree Inc., Term A-1 Loans, 3.00%, 7/06/20	United States	446,814	445,831
[m] PetSmart Inc., Tranche B-2 Loans, 4.23%, 3/11/22	United States	8,023,089	7,627,407
			10,796,367
Semiconductors & Semiconductor Equipment 0.0%†
MKS Instruments Inc., Tranche B-3 Term Loans, 3.484%, 4/29/23	United States	153,886	155,136
ON Semiconductor Corp., 2017 Replacement Term Loans, 3.484%,
3/31/23	United States	1,980,870	1,990,527
			2,145,663

|59

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*			Value

[j] Senior Floating Rate Interests (continued)
Software & Services 0.1%
Global Payments Inc., Term A-2 Loan, 2.944%, 5/02/22	United States	736,943			$736,636
MoneyGram International Inc., Term Loan, 4.546%, 3/27/20	United States	1,664,903			1,666,290
Rackspace Hosting Inc., 2017 Refinancing Term B Loans, 4.172%,
11/03/23	United States	456,526			459,151
					2,862,077
Technology Hardware & Equipment 0.0%†
CommScope Inc., Tranche 5 Term Loans, 3.296%, 12/29/22	United States	393,973			396,189
Dell International LLC, Term A-3 Loan, 3.24%, 12/31/18	United States	927,880			930,117
Western Digital Corp., US Term B-2 Loan, 3.983%, 4/29/23	United States	576,707			581,888
					1,908,194
Telecommunication Services 0.0%†
Consolidated Communications Inc., Initial Term Loan, 4.24%,
10/05/23	United States	227,558			228,241
Global Tel*Link Corp., Term Loan, 5.296%, 5/23/20	United States	263,937			266,040
					494,281
Transportation 0.3%
Air Canada, Term Loan, 3.46%, 10/06/23	Canada	55,056			55,469
The Hertz Corp., Tranche B-1 Term Loan, 3.99%, 6/30/23	United States	3,979,899			3,977,102
Navios Maritime Midstream Partners LP and Navios Maritime
Midstream Partners Finance (US) Inc., Term Loan, 5.78%, 6/18/20.	Marshall Islands	1,705,378			1,705,378
Navios Maritime Partners LP, Initial Term Loan, 6.25%, 9/14/20	Greece	2,962,500			2,969,906
United Airlines Inc., Class B Term Loans, 3.561%, 4/01/24	United States	396,904			399,682
XPO Logistics Inc., Loans, 3.554%, 11/01/21	United States	2,375,250			2,387,983
					11,495,520
Utilities 0.4%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.49%,
5/03/20	United States	7,690,762			7,707,590
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.80%,
6/28/23	United States	5,161,045			5,215,881
Lightstone Holdco LLC,
Initial Term B Loan, 5.734%, 1/30/24	United States	5,987,026			5,935,573
Initial Term C Loan, 5.734%, 1/30/24	United States	373,052			369,847
NRG Energy Inc., Term Loans, 3.546%, 6/30/23.	United States	1,039,500			1,042,562
					20,271,453
Total Senior Floating Rate Interests
(Cost $122,134,047)					121,756,625

Foreign Government and Agency Securities 2.5%
The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	18,800,000			18,802,162
Government of Hungary,
6.00%, 1/11/19	Hungary	1,820,000		EUR	2,342,055
[g] senior bond, Reg S, 3.875%, 2/24/20	Hungary	285,000		EUR	370,266
[g] senior note, Reg S, 5.75%, 6/11/18	Hungary	695,000		EUR	864,731
[i] Government of Lithuania, 144A, 7.375%, 2/11/20.	Lithuania	4,670,000			5,270,889
Government of Mexico,
7.75%, 12/14/17.	Mexico	2,600,000	[n]	MXN	14,633,594
M, 4.75%, 6/14/18	Mexico	2,940,000	[n]	MXN	16,197,563
senior note, 8.50%, 12/13/18	Mexico	2,000,000	[n]	MXN	11,443,788

|60

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities
(continued)
[i] Government of Serbia, senior note, 144A, 4.875%, 2/25/20	Serbia	6,000,000			$6,294,570
[i] Government of Spain, senior bond, 144A, 2.75%, 10/31/24	Spain	5,700,000		EUR	7,596,831
[i] Government of Ukraine,
144A, 7.75%, 9/01/20	Ukraine	292,000			303,315
144A, 7.75%, 9/01/21	Ukraine	229,000			236,780
144A, 7.75%, 9/01/22	Ukraine	229,000			235,160
144A, 7.75%, 9/01/23	Ukraine	229,000			232,063
144A, 7.75%, 9/01/24	Ukraine	229,000			229,121
144A, 7.75%, 9/01/25	Ukraine	229,000			227,614
144A, 7.75%, 9/01/26	Ukraine	229,000			225,788
144A, 7.75%, 9/01/27	Ukraine	229,000			225,107
[a,o] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	474,000			209,271
[i] Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	5,120,000			5,593,600
Italy Treasury Bond, 2.50%, 12/01/24	Italy	6,000,000		EUR	7,548,331
[p] Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18	Brazil	13,695	[q]	BRL	13,494,953
[i] Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
A-1, 144A, zero cpn., 5/31/18	Peru	145,239			142,355
Total Foreign Government and Agency Securities
(Cost $118,877,171)					112,719,907

U.S. Government and Agency Securities 15.7%
U.S. Treasury Bond,
6.25%, 8/15/23	United States	66,000,000			82,133,898
2.875%, 5/15/43.	United States	27,000,000			27,049,572
2.875%, 8/15/45.	United States	5,000,000			4,986,915
2.50%, 2/15/46	United States	50,000,000			46,135,750
2.50%, 5/15/46	United States	60,000,000			55,305,480
2.25%, 8/15/46	United States	57,500,000			50,130,570
[r] Index Linked, 0.625%, 1/15/24	United States	45,100,085			46,031,357
[r] Index Linked, 2.375%, 1/15/25	United States	21,422,037			24,525,340
U.S. Treasury Note,
3.625%, 2/15/21.	United States	25,000,000			26,729,000
3.125%, 5/15/21.	United States	90,000,000			94,839,300
2.125%, 6/30/21.	United States	50,000,000			50,833,000
2.00%, 8/31/21	United States	30,000,000			30,331,050
2.125%, 12/31/21	United States	23,000,000			23,351,279
2.00%, 11/30/22.	United States	36,900,000			37,098,928
2.125%, 12/31/22	United States	37,000,000			37,413,364
[r] Index Linked, 0.125%, 7/15/24	United States	76,784,240			75,919,726
Total U.S. Government and Agency Securities
(Cost $718,791,144)					712,814,529

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 18.0%
Banks 1.1%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%,
7/10/46	United States	1,196,577			1,205,837
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	7,790,875			7,377,158
[j] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.959%, 7/10/38 .	United States	8,491,000			8,000,795
Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1,
5.00%, 9/25/19	United States	403,941			415,192

|61

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Banks (continued)
[i,j] CSMC, 2009-15R, 3A1, 144A, FRN, 3.211%, 3/26/36	United States	2,783,374	$2,781,833
[j] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.982%,
3/25/34	United States	1,424,266	1,425,465
[j] FNMA, 2005-122, FN, FRN, 1.582%, 1/25/36.	United States	424,675	425,721
[j] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN,
5.606%, 12/10/49	United States	4,325,000	4,361,003
[j] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM,
FRN, 5.959%, 7/10/38	United States	1,944,475	1,942,309
[j,s] JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB16, B, FRN, 5.672%, 5/12/45	United States	6,745,000	825,166
[j] Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 1.972%,
3/25/28	United States	1,324,664	1,271,451
[j] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN,
1.967%, 1/25/35	United States	1,323,506	1,327,273
[j] Morgan Stanley Capital I Trust, 2007-IQ16, AM, FRN, 6.325%,
12/12/49	United States	16,470,000	16,562,561
Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	14,457	14,457
			47,936,221
Diversified Financials 16.6%
[j] American Home Mortgage Investment Trust, 2004-3, 4A, FRN,
2.948%, 10/25/34	United States	1,596,373	1,570,079
[j] Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through
Certificates, 2004-R4, M1, FRN, 2.057%, 6/25/34	United States	4,883,798	4,898,569
[i] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25.	United States	8,740,000	8,766,744
[i,j] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	United States	2,471,394	2,495,268
[i,j] Ares Enhanced Loan Investment Strategy IR Ltd., 2013-IRAR, BR,
144A, FRN, 4.213%, 7/23/25	United States	900,000	906,138
[j] Argent Securities Inc. Asset-Backed Pass-Through Certificates,
2005-W2, A2C, FRN, 1.592%, 10/25/35.	United States	3,410,373	3,410,051
[i,j] Atrium IX, 9A, AR, 144A, FRN, 2.44%, 5/28/30	United States	4,500,000	4,535,692
[i,j] Atrium X, 10A, CR, 144A, FRN, 3.254%, 7/16/25	United States	13,680,000	13,734,173
[i,j] Ballyrock CLO LLC, 2014-1A, BR, 144A, FRN, 3.407%, 10/20/26	United States	10,000,000	10,020,200
[j] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 2.112%, 11/25/34	United States	676,236	659,123
[i,j] BlueMountain CLO Ltd.,
2013-3A, A, 144A, FRN, 2.57%, 10/29/25	United States	2,638,970	2,638,996
2014, CL 3A, 144A, FRN, 2.444%, 10/15/26	United States	8,100,000	8,118,711
[i,j] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, AR, 144A, FRN, 2.757%, 1/20/29	United States	6,280,000	6,350,336
2014-3A, A1AR, 144A, FRN, 2.467%, 7/27/26	United States	1,250,000	1,251,925
[i] Carlyle U.S. CLO Ltd.,
[j] 2017-1A, A1A, 144A, FRN, 2.461%, 4/20/31	United States	18,800,000	18,852,264
[j] 2017-2A, A1B, 144A, FRN, 2.551%, 7/20/31	United States	10,650,000	10,657,881
[j] 2017-2A, B, 144A, FRN, 3.731%, 7/20/31	United States	8,829,000	8,832,532
[l,t] 2017-3A, B, 144A, FRN, 7/20/29	United States	1,000,000	1,000,000
[i,j] Catamaran CLO Ltd.,
2013-1A, A, 144A, FRN, 2.467%, 1/27/25	United States	9,700,000	9,712,833
2014-2A, BR, 144A, FRN, 4.254%, 10/18/26	United States	6,401,000	6,435,821
[i,j] Cent CLO, 2013-17A, A1, 144A, FRN, 2.611%, 1/30/25.	United States	14,734,666	14,752,348
[i,j] Cent CLO 20 Ltd.,
13-20A, AR, 144A, FRN, 2.414%, 1/25/26.	United States	8,000,000	8,002,800
13-20A, CR, 144A, FRN, 3.664%, 1/25/26.	United States	3,500,000	3,517,255

|62

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[i,j] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.311%, 1/30/25	United States	3,500,000	$3,506,930
2014-22A, A1R, 144A, FRN, 2.589%, 11/07/26	United States	6,280,000	6,328,670
[j] Chase Funding Trust, 2004-2, 2A2, FRN, 1.732%, 2/26/35	United States	625,033	607,728
[i,j] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%,
5/25/42	United States	2,281,093	2,287,701
[i,j] Colony American Homes,
[s] 2014-1A, A, 144A, FRN, 2.376%, 5/17/31	United States	9,028,369	9,082,362
2014-2A, C, 144A, FRN, 3.116%, 7/17/31	United States	8,235,969	8,291,105
Conseco Financial Corp., 1996-9, M1, 7.63%, 8/15/27	United States	2,449,148	2,651,536
[i,j] Dryden 31 Senior Loan Fund, 2014-31A, AR, 144A, FRN, 2.384%,
4/18/26	United States	1,200,000	1,202,316
[i,j] Dryden 33 Senior Loan Fund, 2014-33A, AR, 144A, FRN, 2.734%,
10/15/28	United States	12,185,000	12,267,858
[i,j] Dryden 34 Senior Loan Fund, 14-34A, AR, 144A, FRN, 2.464%,
10/15/26	United States	19,310,000	19,316,565
[i,j] Dryden 38 Senior Loan Fund, 2015-38A, A, 144A, FRN, 2.734%,
7/15/27	United States	21,757,143	21,882,464
[i,j] Dryden 49 Senior Loan Fund,
2017-49A, A, 144A, FRN, 2.538%, 7/18/30	United States	7,030,000	7,047,645
2017-49A, C, 144A, FRN, 3.678%, 7/18/30	United States	5,320,000	5,319,787
[i,l,t] Dryden 50 Senior Loan Fund,
2017-50A, A1, 144A, FRN, 7/15/30	United States	5,660,000	5,660,000
2017-50A, C, 144A, FRN, 7/15/30	United States	2,600,000	2,600,000
[i,j] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.504%, 7/15/26 .	United States	10,096,000	10,114,678
[i,j] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.673%, 9/10/35	United States	3,255,000	3,395,233
[j] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.432%, 2/25/24	United States	3,300,118	3,411,373
2014-DN3, M3, FRN, 5.232%, 8/25/24	United States	10,978,000	11,981,310
2014-DN4, M3, FRN, 5.782%, 10/25/24	United States	9,240,768	10,146,519
2015-DN1, M3, FRN, 5.382%, 1/25/25	United States	14,610,000	15,822,726
2015-DNA2, M3, FRN, 5.132%, 12/25/27	United States	15,000,000	16,591,314
2015-DNA3, M2, FRN, 4.082%, 4/25/28	United States	23,206,674	24,177,437
2015-HQ1, M3, FRN, 5.032%, 3/25/25	United States	23,111,666	25,122,968
2015-HQA1, M2, FRN, 3.882%, 3/25/28	United States	26,481,114	27,245,184
2015-HQA2, M2, FRN, 4.032%, 5/25/28	United States	3,367,798	3,489,280
2016-DNA1, M2, FRN, 4.132%, 7/25/28	United States	6,800,000	7,084,402
2016-DNA2, M2, FRN, 3.432%, 10/25/28	United States	35,270,000	36,033,603
2016-HQA1, M2, FRN, 3.982%, 9/25/28	United States	13,900,000	14,457,041
2016-HQA2, M2, FRN, 3.482%, 11/25/28	United States	22,018,000	22,776,159
2016-HQA3, M2, FRN, 2.582%, 3/25/29	United States	2,250,000	2,292,867
[i,j] Flagship CLO VIII Ltd., 2014-8A, AR, 144A, FRN, 2.554%, 1/16/26 .	United States	5,900,000	5,924,308
[j] FNMA Connecticut Avenue Securities,
2014-C02, 2M2, FRN, 3.832%, 5/25/24	United States	3,830,000	4,024,877
2014-C03, 1M2, FRN, 4.232%, 7/25/24	United States	9,960,000	10,650,183
2014-C04, 1M1, FRN, 6.132%, 11/25/24.	United States	6,963,562	8,035,713
2014-C04, 2M2, FRN, 6.232%, 11/25/24.	United States	3,944,725	4,482,228
2015-C01, 1M2, FRN, 5.532%, 2/25/25	United States	4,651,536	5,057,140
2015-C01, 2M2, FRN, 5.782%, 2/25/25	United States	20,405,548	22,107,820
2015-C02, 1M2, FRN, 5.232%, 5/25/25	United States	8,743,237	9,457,778

|63

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[j] FNMA Connecticut Avenue Securities, (continued)
2015-C02, 2M2, FRN, 5.232%, 5/25/25	United States	4,539,686	$4,869,426
2015-C03, 1M2, FRN, 6.232%, 7/25/25	United States	9,455,747	10,599,934
2017-C01, 1B1, FRN, 6.982%, 7/25/29	United States	5,375,000	6,291,315
[i,j] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 2.554%, 4/15/25	United States	14,836,300	14,871,462
[i] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	8,728,676	8,597,105
[s] GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B,
4.936%, 5/10/43	United States	3,757,041	192,155
[j] GSAA Home Equity Trust, 2005-5, M3, FRN, 2.177%, 2/25/35	United States	3,013,987	2,996,927
[i] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	2,620,000	2,632,052
[j] Home Equity Mortgage Trust, 2004-4, M3, FRN, 2.207%, 12/25/34 .	United States	2,439,575	2,434,442
[i,j] Invitation Homes Trust,
2014-SFR3, C, 144A, FRN, 3.726%, 12/17/31	United States	245,367	247,630
2015-SFR1, B, 144A, FRN, 3.076%, 3/17/32	United States	7,400,000	7,445,620
2015-SFR2, C, 144A, FRN, 3.226%, 6/17/32	United States	2,340,000	2,351,085
2015-SFR3, C, 144A, FRN, 3.226%, 8/17/32	United States	10,402,000	10,453,234
[i,j] Katonah Ltd., 2007-IA, A2L, 144A, FRN, 2.813%, 4/23/22	United States	5,416,684	5,439,272
[i,j] LCM XXIII Ltd., 23A, A2, 144A, FRN, 3.157%, 10/20/29	United States	2,000,000	2,022,894
[i,l,t] LCM XXV Ltd., 25A, C2, 144A, FRN, 7/20/30	United States	443,666	443,666
[i,j,l] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 3.009%, 7/27/30	United States	3,840,000	3,840,000
2017-23A, C, 144A, FRN, 3.659%, 7/27/30	United States	1,000,000	1,000,000
[i,j,m] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 2.932%, 11/15/28	United States	6,000,000	6,046,560
[i,j] Marine Park CLO Ltd., 12-1A, BR, 144A, FRN, 3.781%, 5/18/23	United States	1,500,000	1,510,485
[j] Merrill Lynch Mortgage Investors Trust, 2004-A1, M1, FRN, 3.289%,
2/25/34	United States	1,437,419	1,194,058
[i,j] NZCG Funding Ltd., 2015-2A, A1, 144A, FRN, 2.867%, 4/27/27	United States	18,215,625	18,243,313
[i,j] Octagon Investment Partners 24 Ltd., 2015-1A, A1, 144A, FRN,
2.622%, 5/21/27	United States	10,530,000	10,533,685
[i,j] Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN,
3.61%, 7/20/30	United States	1,707,068	1,708,024
[i,j] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
2.311%, 8/12/26	United States	4,000,000	4,017,520
[i,j] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 2.724%, 7/15/27	United States	7,581,042	7,617,734
2015-1A, A2, 144A, FRN, 2.724%, 7/15/27	United States	7,197,192	7,226,916
[i,j] TCI-Cent CLO Income Note Issuer Ltd., 2017-1A, B, 144A, FRN,
3.663%, 7/25/30	United States	3,069,687	3,069,687
[i,j] Towd Point Mortgage Trust,
2017-1, A2, 144A, FRN, 3.50%, 10/25/56	United States	8,862,000	9,143,711
2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	6,405,607	6,475,207
[i,j] Voya CLO Ltd.,
2015-1A, A1, 144A, FRN, 2.784%, 4/18/27	United States	7,745,000	7,767,383
2015-2A, A, 144A, FRN, 2.713%, 7/23/27	United States	4,840,000	4,886,851
2017-3A, B, 144A, FRN, 3.668%, 7/20/30	United States	3,091,704	3,089,911
Wells Fargo Mortgage Backed Securities Trust,
[j] 2004-W, A9, FRN, 3.06%, 11/25/34	United States	1,261,720	1,286,977
[s] 2007-3, 3A1, 5.50%, 4/25/22	United States	166,414	170,361

|64

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[i,j] West CLO Ltd.,
2014-1A, A2, 144A, FRN, 3.404%, 7/18/26	United States	2,860,000	$2,875,759
2014-1A, B, 144A, FRN, 4.154%, 7/18/26	United States	7,540,000	7,559,906
			754,206,814
Real Estate 0.3%
[i] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	4,270,261	4,256,541
[i,j] Tricon American Homes Trust, 2015-SFR1, C, 144A, FRN, 3.126%,
5/17/32	United States	8,170,000	8,281,632
			12,538,173
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $809,903,549) .			814,681,208

Mortgage-Backed Securities 24.3%
[j] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 1.895%, 11/01/27.	United States	1,664,345	1,678,928
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.2%
FHLMC 30 Year, 6.00%, 6/01/37.	United States	45,234	51,205
FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	91,117	101,012
FHLMC 30 Year, 7.00%, 7/01/31.	United States	6,482	6,818
FHLMC 30 Year, 8.00%, 2/01/30.	United States	25,079	29,623
FHLMC 30 Year, 8.50%, 10/01/24	United States	4,936	5,517
FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18	United States	11,362	11,643
FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	116,632	121,448
FHLMC Gold 15 Year, 6.00%, 10/01/21 - 9/01/22	United States	352,967	371,817
FHLMC Gold 30 Year, 3.00%, 9/01/46	United States	108,811,431	109,142,314
[u] FHLMC Gold 30 Year, 3.00%, 8/01/47	United States	15,000,000	15,026,954
[u] FHLMC Gold 30 Year, 3.50%, 8/01/46	United States	30,300,000	31,218,470
FHLMC Gold 30 Year, 3.50%, 6/01/47	United States	97,986,560	101,063,819
FHLMC Gold 30 Year, 4.00%, 3/01/47	United States	218,828,067	230,711,932
FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	2,215,325	2,382,148
FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	13,125,340	14,426,638
FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	1,069,298	1,186,802
FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	1,434,665	1,619,406
FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	1,060,854	1,191,970
FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	80,653	91,329
FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	20,165	23,745
FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	2,962	3,397
FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	721	728
FHLMC Gold 30 Year, 10.00%, 10/01/30	United States	8,354	8,389
			508,797,124
[j] Federal National Mortgage Association (FNMA) Adjustable Rate
0.1%
FNMA, 1.897% - 4.107%, 12/01/24 - 3/01/37	United States	5,566,395	5,790,747
Federal National Mortgage Association (FNMA) Fixed Rate 6.9%
FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19	United States	53,698	54,960
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	United States	19,887	20,349
FNMA 15 Year, 5.50%, 9/01/17 - 12/01/23	United States	132,068	139,210
FNMA 15 Year, 6.00%, 9/01/22.	United States	59,566	61,616
FNMA 30 Year, 3.00%, 8/01/46.	United States	107,766,296	108,043,496

|65

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
[u] FNMA 30 Year, 3.00%, 8/01/47.	United States	15,000,000	$15,026,954
FNMA 30 Year, 3.50%, 5/01/47.	United States	131,753,446	135,779,175
[u] FNMA 30 Year, 3.50%, 8/01/47.	United States	30,000,000	30,888,280
FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	2,093,378	2,289,898
FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	7,325,231	8,216,994
FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	9,725,615	11,073,487
FNMA 30 Year, 6.50%, 8/01/28 - 5/01/37	United States	237,723	264,977
FNMA 30 Year, 7.00%, 11/01/25	United States	3,684	3,718
FNMA 30 Year, 7.50%, 1/01/30.	United States	13,952	16,620
FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	80,471	98,116
FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	91,536	97,823
			312,075,673
[j] Government National Mortgage Association (GNMA) Adjustable
Rate 0.0%†
GNMA, 2.25% - 2.375%, 1/20/23 - 10/20/26	United States	43,965	45,357
Government National Mortgage Association (GNMA) Fixed Rate
6.1%
GNMA I SF 30 Year, 6.00%, 1/15/39	United States	214,941	242,416
GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	33,904	37,781
GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	36,510	42,168
GNMA I SF 30 Year, 7.50%, 1/15/22 - 5/15/26	United States	70,995	73,029
GNMA I SF 30 Year, 9.00%, 9/15/25 - 1/15/31	United States	1,572	1,621
GNMA II SF 30 Year, 3.00%, 7/20/47	United States	74,436,219	75,603,998
GNMA II SF 30 Year, 3.50%, 2/20/47	United States	84,573,770	87,980,322
[u] GNMA II SF 30 Year, 3.50%, 8/01/47	United States	16,000,000	16,626,250
[u] GNMA II SF 30 Year, 4.00%, 8/01/47	United States	88,000,000	92,681,876
GNMA II SF 30 Year, 6.00%, 5/20/31	United States	4,931	5,599
GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	480,258	554,773
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	53,912	63,153
			273,912,986
Total Mortgage-Backed Securities
(Cost $1,103,821,335)			1,102,300,815

Municipal Bonds 2.0%
California State GO,
Various Purpose, 6.00%, 11/01/39	United States	2,385,000	2,642,771
Various Purpose, Refunding, 5.00%, 9/01/29	United States	1,730,000	2,104,355
California Statewide CDA, PCR, Southern California Edison Co.,
Mandatory Put 12/01/23, Refunding, Series D, 2.625%, 11/01/33	United States	400,000	414,060
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue,
Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000	1,031,832
Clark County School District GO, Refunding, Series D, 5.00%,
6/15/23	United States	1,500,000	1,778,010
Connecticut State GO, Series B, 5.00%, 4/15/18	United States	650,000	668,128
Denver City and County Airport System Revenue, Refunding, Series
A, 5.00%, 11/15/25	United States	215,000	263,452
Industry Public Facilities Authority Tax Allocation Revenue,
Transportation District, Industrial Redevelopment Project No. 2,
Refunding, Series B, AGMC Insured, 4.294%, 1/01/23.	United States	10,000,000	10,269,000

|66

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)
		Principal
	Country	Amount*	Value

Municipal Bonds (continued)
Minnesota State GO,
Refunding, Series D, 5.00%, 8/01/25	United States	860,000	$1,069,849
Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	5,760,000	6,549,811
New Jersey EDA Revenue, School Facilities Construction,
Refunding, Series NN, 5.00%, 3/01/30.	United States	3,300,000	3,431,604
New York State Dormitory Authority State Personal Income Tax
Revenue, General Purpose, Refunding, Series A, 5.00%, 2/15/25	United States	950,000	1,145,681
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Ninety-First Series, 4.823%,
6/01/45	United States	4,570,000	4,889,717
Consolidated, Refunding, One Hundred Ninety-Second Series,
4.81%, 10/15/65	United States	15,000,000	17,184,300
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	8,875,000	8,519,858
[v] Puerto Rico Electric Power Authority Power Revenue, Series A,
6.75%, 7/01/36	United States	12,000,000	7,365,000
Texas State GO, Transportation Commission-Highway Improvement,
Series A, 5.00%, 4/01/26	United States	8,215,000	10,254,538
University of California Revenue, Limited Project, Refunding, Series
J, 4.131%, 5/15/45	United States	10,750,000	11,041,540
University of Texas Revenue, Series J, 5.00%, 8/15/25	United States	1,000,000	1,241,720
Total Municipal Bonds (Cost $92,115,820)			91,865,226

		Shares

Escrows and Litigation Trusts 0.0%
[a] Motors Liquidation Co., Escrow Account, cvt. pfd., C.	United States	43,500	—
[a] NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Escrows and Litigation Trusts (Cost $2,307)			—
Total Investments before Short Term Investments
(Cost $4,682,517,026)			4,709,916,985

Short Term Investments (Cost $25,659,100) 0.6%
Money Market Funds 0.6%
[e,w] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	United States	25,659,100	25,659,100
Total Investments (Cost $4,708,176,126) 104.6%			4,735,576,085
TBA Sale Commitments (0.1)%			(3,159,023)
Other Assets, less Liabilities (4.5)%			(203,920,940)
Net Assets 100.0%			$4,528,496,122

		Principal
		Amount*

TBA Sale Commitments (Proceeds $3,355,469)
Federal National Mortgage Association (FNMA) Fixed Rate
(0.1)%
[x] FNMA 30 Year, 4.00%, 8/01/47.	United States	3,000,000	(3,159,023)

|67

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation I, a wholly-owned subsidiary of the Fund. See Note 9.
cAt July 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
dSee Note 6 regarding restricted securities.
eSee Note 8 regarding investments in affiliated management investment companies.
fVariable rate security. The rate shown represents the yield at period end.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2017, the aggregate value of these securities was $12,364,316, representing 0.3% of net assets.
hPerpetual security with no stated maturity date.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
July 31, 2017, the aggregate value of these securities was $825,630,322, representing 18.2% of net assets.
jThe coupon rate shown represents the rate at period end.
kIncome may be received in additional securities and/or cash.
lSecurity purchased on a when-issued basis.
mA portion or all of the security purchased on a delayed delivery basis.
nPrincipal amount is stated in 100 Mexican Peso Units.
oThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
pRedemption price at maturity is adjusted for inflation.
qPrincipal amount is stated in 1,000 Brazilian Real Units.
rPrincipal amount of security is adjusted for inflation.
sThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
tThe coupon rate will be determined at time of issue.
uSecurity purchased on a to-be-announced (TBA) basis.
vDefaulted security or security for which income has been deemed uncollectible.
wThe rate shown is the annualized seven-day yield at period end.
xSecurity sold on a TBA basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

|68

FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

At July 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional		Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value		Date	Appreciation	Depreciation
Interest Rate Contracts
Australian 10 Yr. Bond		Long	650	$67,031,226		9/15/17	$—	$(1,283,087)
Canadian 10 Yr. Bond		Long	207	22,789,920		9/20/17	—	(1,180,797)
Euro-Bund		Short	50	9,581,367		9/07/17	157,851	—
U.S. Treasury Bond		Long	1,150	175,914,063		9/20/17	201,895	—
U.S. Treasury 2 Yr. Note		Long	89	19,254,594		9/29/17	—	(5,592)
U.S. Treasury 5 Yr. Note		Long	1,710	202,033,828		9/29/17	102,202	—
U.S. Treasury 10 Yr. Note Ultra		Long	150	20,257,031		9/20/17	8,977	—
Total Futures Contracts							$470,925	$(2,469,476)
Net unrealized appreciation (depreciation)								$(1,998,551)

At July 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Sell	1,515,000,000	13,971,246		10/23/17	$180,202	$—
Japanese Yen	JPHQ	Sell	3,740,000,000	34,513,944		10/23/17	468,726	—
Australian Dollar	DBAB	Sell	42,939,527	31,596,192		10/26/17	—	(2,702,668)
Australian Dollar	JPHQ	Sell	36,198,000	26,661,094		10/26/17	—	(2,252,828)
British Pound	DBAB	Sell	15,900,000	20,680,335		10/26/17	—	(359,782)
British Pound	JPHQ	Buy	6,600,000	72,814,500	SEK	10/26/17	—	(325,773)
British Pound	JPHQ	Sell	6,600,000	75,781,420	SEK	10/26/17	694,911	—
Canadian Dollar	JPHQ	Sell	23,750,000	17,810,506		10/26/17	—	(1,256,353)
Euro	BZWS	Sell	4,446,931	4,870,168		10/26/17	—	(416,607)
Euro	CITI	Sell	3,200,070	3,505,421		10/26/17	—	(299,012)
Euro	DBAB	Buy	25,300,000	28,183,400		10/26/17	1,894,735	—
Euro	DBAB	Sell	106,012,349	116,236,693		10/26/17	—	(9,797,055)
Euro	GSCO	Sell	1,024,000	1,121,997		10/26/17	—	(95,395)
Euro	HSBK	Sell	267,000	292,442		10/26/17	—	(24,983)
Euro	JPHQ	Sell	36,833,524	40,367,127		10/26/17	—	(3,422,743)
Indian Rupee	DBAB	Buy	631,935,000	9,616,663		10/26/17	148,908	—
Indian Rupee	JPHQ	Buy	260,000,000	3,951,368		10/26/17	66,527	—
Indonesian Rupiah	DBAB	Buy	139,844,100,000	10,286,209		10/26/17	111,006	—
Japanese Yen	JPHQ	Sell	1,752,000,000	15,476,337		10/26/17	—	(474,435)
Mexican Peso	JPHQ	Buy	343,000,000	17,551,311		10/26/17	1,433,679	—
Mexican Peso	JPHQ	Sell	190,000,000	10,700,488		10/26/17	184,021	—
Philippine Peso	JPHQ	Buy	177,480,000	3,512,369		10/26/17	—	(16,466)
Singapore Dollar	JPHQ	Sell	13,800,000	9,801,136		10/26/17	—	(395,293)
South Korean Won	JPHQ	Sell	11,300,000,000	9,968,682		10/26/17	—	(127,887)

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FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	1,400,000,000	12,917,274	1/23/19	$—	$(156,268)
Total Forward Exchange Contracts						$5,182,715	$(22,123,548)
Net unrealized appreciation (depreciation)							$(16,940,833)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At July 31, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic	Counter-				Upfront
	Payment	partya/	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]		Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Olin Corp	1.00%	ICE	3,800,000		12/20/21	$88,032	$—	$(11,167)	$76,865
Traded Index
CDX.NA.HY.28	5.00%	ICE	28,500,000		6/20/22	(1,970,468)	—	(307,028)	(2,277,496)
ITRX.EUR.27.	1.00%	ICE	125,300,000	EUR	6/20/22	(2,773,163)	—	(775,676)	(3,548,839)
Contracts to Sell Protection[d]
Traded Index
CDX.NA.IG.24	1.00%	ICE	25,000,000		6/20/25	(46,201)	133,554	—	87,353	Investment
										Grade
CDX.NA.IG.28	1.00%	ICE	171,700,000		6/20/22	3,066,779	488,206	—	3,554,985	Investment
										Grade
Total Centrally Cleared Swap Contracts.						$(1,635,021)	$621,760	$(1,093,871)	$(2,107,132)
OTC Swap Contracts
Contracts to Buy Protection
Single Name
The AES Corp	5.00%	JPHQ	14,100,000		6/20/21	$(1,219,859)	$—	$(790,592)	$(2,010,451)
The AES Corp	5.00%	JPHQ	13,275,000		6/20/22	(1,754,757)	—	(261,229)	(2,015,986)
Avon Products Inc .	5.00%	GSCO	18,500,000		3/20/20	1,601,410	—	(2,662,632)	(1,061,222)
Beazer Homes
USA Inc	5.00%	CITI	4,000,000		6/20/19	(88,871)	—	(258,054)	(346,925)
Beazer Homes
USA Inc	5.00%	FBCO	9,700,000		6/20/19	(739,699)	—	(101,595)	(841,294)
Beazer Homes
USA Inc	5.00%	GSCO	5,000,000		6/20/19	(117,235)	—	(316,422)	(433,657)
Best Buy Co. Inc	5.00%	BZWS	3,800,000		6/20/22	(636,904)	—	(25,965)	(662,869)
Best Buy Co. Inc	5.00%	CITI	9,900,000		6/20/22	(1,603,389)	—	(123,559)	(1,726,948)
Best Buy Co. Inc	5.00%	JPHQ	4,600,000		6/20/22	(795,570)	—	(6,850)	(802,420)
Bombardier Inc	5.00%	BZWS	13,500,000		6/20/22	(1,045,219)	—	(78,750)	(1,123,969)

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FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

					Unamortized
	Periodic	Counter-			Upfront
	Payment	partya/	Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
OTC Swap Contracts (continued)
Contracts to Buy Protection (continued)
Single Name (continued)
CSC Holdings LLC	5.00%	GSCO	3,000,000	9/20/18	$(70,372)	$—	$(103,917)	$(174,289)
CSC Holdings LLC	5.00%	GSCO	9,000,000	3/20/19	(194,956)	—	(510,834)	(705,790)
The Gap Inc	1.00%	CITI	8,225,000	6/20/22	513,630	—	(30,987)	482,643
Kohl’s Corp	1.00%	BZWS	8,700,000	6/20/22	502,740	—	(50,683)	452,057
L Brands Inc	1.00%	CITI	8,225,000	6/20/22	545,783	—	(21,431)	524,352
Lennar Corp	5.00%	N/A	4,500,000	9/20/19	(281,676)	—	(180,710)	(462,386)
Macy’s Retail
Holdings Inc	1.00%	BZWS	7,775,000	6/20/22	571,607	—	(64,438)	507,169
Olin Corp	1.00%	FBCO	5,000,000	6/20/21	305,444	—	(286,169)	19,275
Olin Corp	1.00%	GSCO	5,000,000	6/20/21	302,582	—	(283,307)	19,275
PHH Corp	5.00%	GSCO	5,400,000	9/20/19	20,059	—	(562,202)	(542,143)
Sanmina Corp	5.00%	BZWS	3,600,000	6/20/19	(302,604)	—	(38,116)	(340,720)
Sanmina Corp	5.00%	GSCO	7,500,000	6/20/19	(622,575)	—	(87,259)	(709,834)
Springleaf Finance
Corp	5.00%	GSCO	700,000	6/20/20	(24,411)	—	(39,170)	(63,581)
Target Corp	1.00%	CITI	18,300,000	6/20/22	(293,378)	—	(23,702)	(317,080)
Tenet Healthcare
Corp	5.00%	BZWS	2,325,000	3/20/19	(92,076)	—	(75,660)	(167,736)
Tenet Healthcare
Corp	5.00%	GSCO	7,335,000	3/20/19	(246,881)	—	(268,135)	(515,016)
XPO CNW Inc	5.00%	JPHQ	4,300,000	3/20/18	(66,028)	—	(73,501)	(139,529)
Contracts to Sell Protection[d]
Single Name
Calpine Corp	5.00%	JPHQ	2,955,000	6/20/21	129,378	115,729	—	245,107	B
Calpine Corp	5.00%	JPHQ	1,955,000	6/20/22	135,893	—	(41,356)	94,537	B
Freeport-
McMoRan Inc	1.00%	DBAB	6,500,000	3/20/23	(264,469)	—	(326,846)	(591,315)	BB-
Government of
Brazil	1.00%	FBCO	23,300,000	6/20/22	(1,491,426)	388,966	—	(1,102,460)	BB
Government of
Mexico.	1.00%	CITI	8,400,000	6/20/20	(58,063)	188,824	—	130,761	BBB+
Prudential
Financial Inc	1.00%	BOFA	8,800,000	12/20/21	(114,249)	331,654	—	217,405	A
Simon Property
Group LP	1.00%	CITI	13,800,000	6/20/22	37,643	111,154	—	148,797	A
Simon Property
Group LP	1.00%	JPHQ	20,950,000	6/20/22	201,993	23,899	—	225,892	A
Traded Index
[e]Citibank Bespoke
Lisbon Index,
Equity Tranche
0-3%.	0.00%	CITI	3,600,000	6/20/19	(803,971)	222,880	—	(581,091)	Non-

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FRANKLIN INVESTORS SECURITIES TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

Credit Default Swap Contracts (continued)

						Unamortized
		Periodic	Counter-			Upfront
		Payment	partya/	Notional	Expiration	Payments	Unrealized	Unrealized
Description		Rate	Exchange	Amount[b]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d] (continued)
Traded Index (continued)
										Investment
										Grade
[e]Citibank Bespoke
Hong Kong Index,
Mezzanine Tranche
3-5	%.	1.00%	CITI	13,100,000	12/20/18	$(389,471)	$379,711	$—	$(9,760)	Non-
										Investment
										Grade
[e]Citibank Bespoke
Verona Index,
Equity Tranche
0-3	%.	0.00%	CITI	7,500,000	12/20/19	(1,800,337)	40,701	—	(1,759,636)	Non-
										Investment
										Grade
MCDX.NA.28.		1.00%	CITI	3,100,000	6/20/22	46,510	5,630	—	52,140	Investment
										Grade
Total OTC Swap Contracts						$(10,203,774)	$1,809,148	$(7,694,071)	$(16,088,697)
Total Credit Default Swap Contracts						$(11,838,795)	$2,430,908	$(8,787,942)	$(18,195,829)
Net unrealized appreciation (depreciation)								$(6,357,034)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Pledged
Counterparty	(Received)
BZWS	$460,000
BOFA	(221,000)
CITI	3,950,000
FBCO	2,440,000
DBAB	10,280,000
GSCO	4,140,000
JPHQ	7,010,000
Total collateral	$28,059,000

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eRepresents a custom index comprised of a basket of underlying issuers.

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			FRANKLIN INVESTORS SECURITIES TRUST
	CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Total Return Fund (continued)

At July 31, 2017, the Fund had the following cross-currency swap contracts outstanding. See Note 3.
Cross-Currency Swap Contracts
		Counter-	Notional		Expiration	Unrealized	Unrealized
Description		party	Amount		Date	Appreciation	Depreciation
OTC Swap Contracts
Receive Floating Quarterly 3-month USD BBA LIBOR + 3.29%		JPHQ	12,760,417	USD	10/13/17	$—	$(90,896)
Pay Fixed Annual 2.125%			12,250,000	CHF
Receive Fixed Semi-Annual 3.045%.		CITI	11,760,000	USD	12/15/21	—	(856,581)
Pay Fixed Annual 1.125%			10,500,000	EUR
Net unrealized appreciation (depreciation)							$(947,477)

At July 31, 2017, the Fund had the following inflation index swap contracts outstanding. See Note 3.
Inflation Index Swap Contracts
			Notional Expiration			Unrealized	Unrealized
Description		Counterparty Amount			Date Appreciation		Depreciation
OTC Swap Contracts
Receive variable change in USA-CPI-U
Pay fixed rate at maturity 1.782%.		JPHQ	$95,700,000		5/27/24	$2,315,374	$—

At July 31, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.
Total Return Swap Contracts
		Counter-	Notional	Expiration		Unrealized	Unrealized
Underlying Instruments	Financing Rate	party	Value		Date	Appreciation	Depreciation
OTC Swap Contracts
Long
Receive iBoxx USD Liquid High Yield Index	Pay 3-Month
	BBA USD LIBOR	CITI	$14,250,000		3/20/18	$239,591	$—
Receive iBoxx USD Liquid High Yield Index	Pay 3-Month
	BBA USD LIBOR	CITI	14,250,000		6/20/18	333,425	—
Net unrealized appreciation (depreciation)						$573,016

See Abbreviations on page 85.

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FRANKLIN INVESTORS SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values,

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FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any

|75

FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into inflation index swap contracts primarily to manage inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as

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FRANKLIN INVESTORS SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Balanced Fund – Options

Franklin Floating Rate Daily Access Fund – Swaps

Franklin Low Duration Total Return Fund – Futures, forwards, options, swaps and VRI

Franklin Real Return Fund – Forwards

Franklin Total Return Fund – Futures, forwards, options, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Total Return Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. INCOME TAXES

At July 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Adjustable		Franklin
	U.S. Government	Franklin	Convertible	Franklin Equity
	Securities Fund	Balanced Fund	Securities Fund	Income Fund

Cost of investments	$1,052,209,040	$3,215,055,525	$2,278,290,815	$1,632,963,850

Unrealized appreciation	$6,792,080	$349,766,310	$428,553,860	$561,188,676
Unrealized depreciation	(5,791,409)	(64,484,722)	(154,456,689)	(34,879,858)
Net unrealized appreciation (depreciation)	$1,000,671	$285,281,588	$274,097,171	$526,308,818

	Franklin	Franklin
	Floating Rate	Low Duration		Franklin
	Daily Access	Total Return	Franklin Real	Total Return
	Fund	Fund	Return Fund	Fund

Cost of investments.	$3,961,435,005	$2,698,758,554	$232,054,468	$4,723,560,618

Unrealized appreciation	$27,306,695	$23,712,968	$15,012,370	$100,524,887
Unrealized depreciation	(53,940,139)	(21,827,116)	(9,892,354)	(88,509,420)
Net unrealized appreciation (depreciation)	$(26,633,444)	$1,885,852	$5,120,016	$12,015,467

6. RESTRICTED SECURITIES

At July 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Floating Rate Daily Access Fund
96,129	Warrior Met Coal Inc. (Value is 0.1% of Net Assets)	7/31/14 - 9/23/14	$13,170,468	$2,035,621
Franklin Low Duration Total Return Fund
12,326,925	Holdco 2, A.	4/15/13 - 2/01/17	$92,078	$9,352
1,226,701	Holdco 2, B.	2/01/17	911	931
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$92,989	$10,283
Franklin Total Return Fund
28,762,824	Holdco 2, A.	4/15/13 - 2/01/17	$221,469	$21,821
2,862,311	Holdco 2, B.	2/01/17	2,125	2,172
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$223,594	$23,993

†Rounds to less than 0.1% of net assets.

7. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

At July 31, 2017, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Floating Rate Daily Access Fund
BMC Software Finance, Inc., Non-Extended U.S. Revolving Commitment.	$20,723,252
Franklin Low Duration Total Return Fund
BMC Software Finance, Inc., Non-Extended U.S. Revolving Commitment.	$3,492,917
Franklin Total Return Fund
BMC Software Finance, Inc., Non-Extended U.S. Revolving Commitment.	$7,629,911
Global Tel*Link Corp, Revolving Commitment	211,174
$7,841,085

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2017, investments in affiliated management investment companies were as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.63%	26,812,763	288,573,115	(284,197,105)	31,188,773	$31,188,773	$49,630	$—	0.2%
Franklin Balanced Fund
Controlled Affiliates
Franklin Liberty Investment
Grade Corporate ETF	—	750,000	—	750,000	$18,585,000	$387,671	$—	32.6%
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.63%	120,863,963	902,328,874	(861,307,424)	161,885,413	$161,885,413	$364,150	$—	0.9%
Total.					$180,470,413	$751,821	$—
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.63%	98,515,365	322,808,347	(311,717,822)	109,605,890	$109,605,890	$210,399	$—	0.6%
Franklin Equity Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.63%	50,191,472	339,443,045	(345,857,437)	43,777,080	$43,777,080	$82,418	$—	0.2%
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating
Rate Fund	—	1,895,423	—	1,895,423	$19,920,893	$499,971	$—	5.8%
Franklin Middle Tier Floating
Rate Fund	—	1,989,000	—	1,989,000	19,949,670	350,563	—	6.6%

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8.	INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Institutional Fiduciary Trust
Money Market Portfolio,
0.63%	301,294,963	1,691,559,870	(1,634,702,639)	358,152,194	$358,152,194	$1,181,271	$—	2.0%
Total.					$398,022,757	$2,031,805	$—
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating
Rate Fund	1,893,663	—	—	1,893,663	$19,902,401	$1,322,275	$—	5.8%
Franklin Middle Tier Floating
Rate Fund	2,389,308	—	—	2,389,308	23,964,755	1,230,699	—	7.9%
Institutional Fiduciary Trust
Money Market Portfolio,
0.63%	89,753,463	622,441,338	(650,455,544)	61,739,257	61,739,257	205,889	—	0.3%
Total.					$105,606,413	$2,758,863	$—
Franklin Real Return Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating
Rate Fund	280,073	19,200	—	299,273	$3,145,365	$225,834	$—	0.9%
Franklin Middle Tier Floating
Rate Fund	105,222	5,502	—	110,724	1,110,559	61,502	—	0.4%
Total.					$4,255,924	$287,336	$—
Franklin Total Return Fund
Controlled Affiliates
Franklin Liberty Investment
Grade Corporate ETF	400,000	800,000	—	1,200,000	$29,736,000	$664,696	$—	52.2%
Franklin Liberty Short Duration
U.S. Government ETF	500,000	—	—	500,000	48,220,000	785,835	—	27.8%
Total Controlled Affiliates					$77,956,000	$1,450,531	$—
Non-Controlled Affiliates
Franklin Lower Tier Floating
Rate Fund	997,589	—	—	997,589	$10,484,661	$696,580	$—	3.1%
Franklin Middle Tier Floating
Rate Fund	1,889,310	—	—	1,889,310	18,949,781	973,157	—	6.2%
Institutional Fiduciary Trust
Money Market Portfolio,
0.63%	104,199,665	1,043,445,345	(1,121,985,910)	25,659,100	25,659,100	131,222	—	0.1%
Total Non-Controlled Affiliates					$55,093,542	$1,800,959	$—
Total.					$133,049,542	$3,251,490	$—

9. INVESTMENTS IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)

Franklin Total Return Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2017, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July 31, 2017, the net assets of the FT Subsidiary were $7,260,549, representing 0.2% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$1,022,020,938	$—	$1,022,020,938
Short Term Investments	31,188,773	—	—	31,188,773
Total Investments in Securities	$31,188,773	$1,022,020,938	$—	$1,053,209,711

Franklin Balanced Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,836,909,557	$—	$—	$1,836,909,557
Equity-Linked Securities	—	267,964,173	—	267,964,173
Convertible Bonds	—	15,956,250	—	15,956,250
Corporate Bonds	—	1,156,681,970	—	1,156,681,970
Short Term Investments	222,825,163	—	—	222,825,163
Total Investments in Securities	$2,059,734,720	$1,440,602,393	$—	$3,500,337,113

Liabilities:
Other Financial Instruments:
Options Written	$2,260,500	$—	$—	$2,260,500

Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Staples	$54,376,941	$36,385,100	$—	$90,762,041
Energy.	—	5,144,800	—	5,144,800
Information Technology	20,285,647	61,055,078	—	81,340,725
All Other Equity Investments[b]	406,833,673	—	—	406,833,673
Convertible Bonds	—	1,858,700,857	—	1,858,700,857
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	109,605,890	—	—	109,605,890
Total Investments in Securities	$591,102,151	$1,961,285,835	$—	$2,552,387,986

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Equity Income Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,949,605,561	$—	$—	$1,949,605,561
Equity-Linked Securities	—	165,890,027	—	165,890,027
Short Term Investments	43,777,080	—	—	43,777,080
Total Investments in Securities	$1,993,382,641	$165,890,027	$—	$2,159,272,668

Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Oil & Gas Exploration & Production	$—	$9,304,727	$—	$9,304,727
Steel	—	—	2,035,621	2,035,621
All Other Equity Investments[b]	39,870,563	—	—	39,870,563
Senior Floating Rate Interests	—	3,149,548,395	—	3,149,548,395
Asset-Backed Securities.	—	365,982,961	9,671,118	375,654,079
Short Term Investments	358,152,194	235,982	—	358,388,176
Total Investments in Securities	$398,022,757	$3,525,072,065	$11,706,739	$3,934,801,561

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$881,386	$—	$881,386

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$753,122	$—	$753,122

Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Materials	$6,630	$22	$—	$6,652
Retailing	—	—	10,283	10,283
All Other Equity Investments[b]	54,787,375	—	—	54,787,375
Corporate Bonds	—	912,853,078	—	912,853,078
Senior Floating Rate Interests	—	95,780,475	—	95,780,475
Foreign Government and Agency Securities	—	43,024,970	—	43,024,970
U.S. Government and Agency Securities	—	806,837,014	—	806,837,014
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	634,777,807	583,989	635,361,796
Mortgage-Backed Securities	—	74,047,365	—	74,047,365
Municipal Bonds	—	16,196,141	—	16,196,141
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	61,739,257	—	—	61,739,257
Total Investments in Securities	$116,533,262	$2,583,516,872	$594,272	$2,700,644,406

Other Financial Instruments:
Futures Contracts	$94,336	$—	$—	$94,336
Forward Exchange Contracts	—	1,837,348	—	1,837,348
Swap Contracts.	—	1,418,243	—	1,418,243
Unfunded Loan Commitments.	—	111,216	—	111,216
Total Other Financial Instruments	$94,336	$3,366,807	$—	$3,461,143

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Low Duration Total Return Fund (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments	$—	$23,692,676	$—	$23,692,676
Futures Contracts	379,362	—	—	379,362
Forward Exchange Contracts	—	7,071,783	—	7,071,783
Swap Contracts.	—	4,361,138	—	4,361,138
Total Other Financial Instruments	$379,362	$11,432,921	$—	$11,812,283

Franklin Real Return Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$42,784,185	$—	$—	$42,784,185
Corporate Bonds	—	9,998,987	—	9,998,987
Senior Floating Rate Interests	—	4,444,880	—	4,444,880
Foreign Government and Agency Securities	—	20,206,840	—	20,206,840
U.S. Government and Agency Securities	—	146,732,160	—	146,732,160
Short Term Investments	—	13,007,432	—	13,007,432
Total Investments in Securities	$42,784,185	$194,390,299	$—	$237,174,484

Franklin Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$—	$7,210,139	$7,210,139
Materials	33,240	110	—	33,350
Retailing	—	—	23,993	23,993
All Other Equity Investments[b]	138,264,945	—	—	138,264,945
Corporate Bonds	—	1,608,246,248	—	1,608,246,248
Senior Floating Rate Interests	—	121,756,625	—	121,756,625
Foreign Government and Agency Securities	—	112,719,907	—	112,719,907
U.S. Government and Agency Securities	—	712,814,529	—	712,814,529
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	811,597,064	3,084,144	814,681,208
Mortgage-Backed Securities	—	1,102,300,815	—	1,102,300,815
Municipal Bonds	—	91,865,226	—	91,865,226
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	25,659,100	—	—	25,659,100
Total Investments in Securities	$163,957,285	$4,561,300,524	$10,318,276	$4,735,576,085

Other Financial Instruments:
Futures Contracts	$470,925	$—	$—	$470,925
Forward Exchange Contracts	—	5,182,715	—	5,182,715
Swap Contracts.	—	5,319,298	—	5,319,298
Unfunded Loan Commitments.	—	249,003	—	249,003
Total Other Financial Instruments	$470,925	$10,751,016	$—	$11,221,941

Liabilities:
Other Financial Instruments:
TBA Sale Commitments	$—	$3,159,023	$—	$3,159,023
Futures Contracts	2,469,476	—	—	2,469,476
Forward Exchange Contracts	—	22,123,548	—	22,123,548
Swap Contracts.	—	9,735,419	—	9,735,419
Total Other Financial Instruments	$2,469,476	$31,858,967	$—	$34,328,443

aIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at July 31, 2017.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN INVESTORS SECURITIES TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America, N.A.	BRL	Brazilian Real	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	CHF	Swiss Franc	AGMC	Assured Guaranty Municipal Corp.
CITI	Citigroup, Inc.	EUR	Euro	ARM	Adjustable Rate Mortgage
CME	Chicago Mercantile Exchange	IDR	Indonesian Rupiah	BBA	British Bankers Association
DBAB	Deutsche Bank AG	JPY	Japanese Yen	CDA	Community Development Authority/Agency
FBCO	Credit Suisse Group AG	MXN	Mexican Peso	CDO	Collateralized Debt Obligation
GSCO	The Goldman Sachs Group, Inc.	MYR	Malaysian Ringgit	CLO	Collateralized Loan Obligation
HSBK	HSBC Bank PLC	SEK	Swedish Krona	CPI	Consumer Price Index
ICE	Intercontinental Exchange	USD	United States Dollar	EDA	Economic Development Authority
JPHQ	JP Morgan Chase & Co.			ETF	Exchange Traded Fund
MSCO	Morgan Stanley			FRN	Floating Rate Note
				GDP	Gross Domestic Product
				GO	General Obligation
				IO	Interest Only
				LIBOR	London InterBank Offered Rate
				MFM	Multi-Family Mortgage
				PCR	Pollution Control Revenue
				PIK	Payment-In-Kind
				REIT	Real Estate Investment Trust
				SF	Single Family
				SPDR	S&P Depository Receipt
				VRI	Value Recovery Instruments

Index Abbreviation
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
ITRX.EUR.Series number	iTraxx Europe Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|85

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 26, 2017